     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 1998

                                                              FILE NO. 333-01741
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 6 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                 CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
                                   ACCOUNT 02

                           (EXACT NAME OF REGISTRANT)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

              900 Cottage Grove Road, Hartford, Connecticut 06152

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (860) 726-7276

     Mark A. Parsons, Esquire                COPY TO:
Connecticut General Life Insurance      George N. Gingold,
              Company                         Esquire
      900 Cottage Grove Road           197 King Philip Drive
    Hartford, Connecticut 06152          West Hartford, CT
  (NAME AND ADDRESS OF AGENT FOR            06117-1409
             SERVICE)

            Approximate date of proposed public offering: Continuous

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
               (TITLE AND AMOUNT OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The initial registration fee of $500 was paid with the declaration.

    Form 24F-2 was filed on February 27, 1998 for Registrant's fiscal year ended December 31, 1997.

    It is proposed that this filing will become effective:
_________ immediately upon filing pursuant to paragraph (b) of Rule 485

____X____ on April 30, 1998, pursuant to paragraph (b) of Rule 485

_________ 60 days after filing pursuant to paragraph (a) of Rule 485
_________ on _______, pursuant to paragraph (a) of Rule 485

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2 LOCATION IN PROSPECTUS
------------------- -------------------------------------------------------
  1                 Cover Page Highlights

  2                 Cover Page

  3                 *

  4                 Distribution of Policies

  5                 The Company

  6(a)              The Variable Account

  6(b)              *

  9                 Legal Proceedings

  10(a)-(c)         Short-Term Right to Cancel the Policy; Surrenders;
                    Accumulation Value; Reports to Policy Owners

  10(d)             Right to Exchange for a Fixed Benefit Policy; Policy
                    Loans; Surrenders; Allocation of Net Premium Payments

  10(e)             Lapse and Reinstatement

  10(f)             Voting Rights

  10(g)-(h)         Substitution of Securities

  10(i)             Premium Payments; Transfers; Death Benefit; Policy
                    Values; Settlement Options

  11                The Funds

  12                The Funds

  13                Charges; Fees

  14                Issuance

  15                Premium Payments; Transfers

  16                The Variable Account

  17                Surrenders

  18                The Variable Account

  19                Reports to Policy Owners

  20                *

  21                Policy Loans

  22                *

  23                The Company

  24                Incontestability; Suicide; Misstatement of Age

  25                The Company

  26                Fund Participation Agreements

  27                The Variable Account

ITEM OF FORM N-8B-2 LOCATION IN PROSPECTUS
------------------- -------------------------------------------------------
  28                Directors and Officers of the Company

  29                The Company

  30                *

  31                *

  32                *

  33                *

  34                *

  35                *

  37                *

  38                Distribution of Policies

  39                Distribution of Policies

  40                *

  41(a)             Distribution of Policies

  42                *

  43                *

  44                The Funds; Premium Payments

  45                *

  46                Surrenders

  47                The Variable Account; Surrenders, Transfers

  48                *

  49                *

  50                The Variable Account

  51                Cover Page; Highlights; Premium Payments; Right to
                    Exchange for a Fixed Benefit Policy

  52                Substitution of Securities

  53                Tax Matters

  54                *

  55                *

* Not Applicable

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                                                                          [LOGO]

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02


HOME OFFICE LOCATION:             MAILING ADDRESS:
280 TRUMBULL STREET               CIGNA
HARTFORD, CONNECTICUT             CORPORATE VARIABLE PRODUCTS SERVICE CENTER
                                  ROUTING H14A
                                  HARTFORD, CT 06104
                                  (860) 534-4100


--------------------------------------------------------------------------------
         THE CORPORATE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------


    This prospectus describes a flexible premium variable life insurance contract ("Policy") offered in an individual form by Connecticut General Life Insurance Company ("the Company"). This Policy is intended to provide life insurance benefits. It allows flexible premium payments, a choice of underlying funding options, and a choice of three death benefit options. Its value will vary with the investment performance of the underlying funding options selected, as may the death benefit payable by the Company upon the death of the Insured. Policy values may be used to continue the Policy in force, may be borrowed within certain limits, and may be fully or partially surrendered. Annuity settlement options equivalent to the Death Benefit may be available for payment to the Beneficiary upon the death of the Insured.



    The Company offers seventeen funding vehicles under a Policy through the Separate Account, each a diversified open-end management investment company (commonly called a mutual fund) with a different investment objective: Alger American Fund -- Small Capitalization Portfolio, MidCap Growth Portfolio and Growth Portfolio; BT Insurance Funds Trust -- EAFE-Registered Trademark- Equity Index Fund and Small Cap Index Fund; CIGNA Variable Products Group -- Money Market Fund and S&P 500 Index Fund; Fidelity Variable Insurance Products Fund -- VIP Equity-Income Portfolio and VIP High Income Portfolio; Fidelity Variable Insurance Products Fund II -- VIP II Investment Grade Bond Portfolio; Janus Aspen Series -- Worldwide Growth Portfolio; MFS-Registered Trademark- Variable Insurance Trust-Registered Trademark- -- MFS Emerging Growth Series and MFS Total Return Series; Templeton Variable Products Series Fund -- Templeton International Fund Class 1; OCC Accumulation Trust -- OCC Equity Portfolio, OCC Managed Portfolio and OCC Small Cap Portfolio.



    The fixed interest option offered under the Policy is the Fixed Account. Amounts held in the Fixed Account are guaranteed and will earn interest at a rate guaranteed to be at least equal to the lesser of 4% per year or the prevailing 30 day Treasury Bill Rate as of the last day of the preceding calendar month. Unless specifically mentioned, this prospectus only describes the variable investment options.


    It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with this Policy. This entire Prospectus, and those of the Funds, should be read carefully to understand the Policy being offered.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS AVAILABLE AS FUNDING OPTIONS FOR THE POLICIES OFFERED BY THIS PROSPECTUS. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         PROSPECTUS DATED: MAY 1, 1998

                               TABLE OF CONTENTS

                                                     PAGE
                                                  -----------
Definitions.....................................           3
Highlights......................................           5
  Initial Choices...............................           5
  Charges and Fees..............................           5
The Company.....................................           6
The Variable Account............................           7
The Funds.......................................           7
  General.......................................          12
  Substitution of Securities....................          12
  Voting Rights.................................          12
  Fund Participation Agreements.................          12
Death Benefit...................................          13
    Death Benefit Options.......................          13
    Changes in Death Benefit Option.............          13
    Payment of Death Benefit....................          14
    Changes in Specified Amount.................          14
Premium Payments; Transfers.....................          15
    Premium Payments............................          15
    Allocation of Net Premium Payments..........          15
    Transfers...................................          16
Charges; Fees...................................          16
    Premium Load................................          16
    Policy Issue Fee............................          17
    Monthly Deductions..........................          17
    Administrative Fee..........................          17
    Transaction Fee for Excess Transfers........          17
    Mortality and Expense Risk Charge...........          18
    Surrenders During First Two Policy Years --
     Refund of Portion of Premium Load..........          18
The Fixed Account...............................          18
Policy Values...................................          19
    Accumulation Value..........................          19
    Variable Accumulation Unit Value............          19
    Surrender Value.............................          20
Surrenders......................................          20
    Partial Surrenders..........................          20
    Full Surrenders.............................          20

                                                     PAGE
                                                  -----------
    Deferral of Payment and Transfers...........          20
Lapse and Reinstatement.........................          21
    Lapse of a Policy...........................          21
    Reinstatement of a Lapsed Policy............          21
Policy Loans....................................          21
Settlement Options..............................          22
Additional Insurance Benefit....................          22
Other Policy Provisions.........................          22
    Issuance....................................          22
    Short-Term Right to Cancel the Policy.......          22
    Policy Owner................................          23
    Beneficiary.................................          23
    Right to Exchange for a Fixed Benefit
     Policy.....................................          23
    Incontestability............................          24
    Misstatement of Age.........................          24
    Suicide.....................................          24
    Nonparticipating Policies...................          24
Tax Matters.....................................          24
    Policy Proceeds.............................          24
    Taxation of the Company.....................          26
    Section 848 Charges.........................          26
Other Matters...................................          26
    Directors and Officers of the Company.......          26
    Distribution of Policies....................          27
    Changes of Investment Policy................          27
    Other Contracts Issued by the Company.......          27
    State Regulation............................          27
    Reports to Policy Owners....................          28
    Advertising.................................          28
    Legal Proceedings...........................          28
    Experts.....................................          28
    Registration Statement......................          29
    Financial Statements........................          29
Appendix 1......................................          63
    Illustration of Accumulation Values,
     Surrender Values, and Death Benefits.......          63

DEFINITIONS

ACCUMULATION VALUE: The sum of the Fixed Account Value, Variable Account Value and the Loan Account Value.

ACCUMULATION UNIT: A unit of measure used to calculate the value of a Variable Account Sub-Account.


ADDITIONAL INSURANCE BENEFIT: A benefit that can be added to the Policy to provide annually renewable term life insurance on the life of the Insured. This benefit is excluded from the Specified Amount when calculating the charges and fees for the Policy and when calculating the Guideline Annual Premium.


ADDITIONAL PREMIUMS: Any premium paid in addition to Planned Premiums.

CASE: A group of Policies covering individuals with common employment or other relationship, independent of the Policies.

CERTIFICATE: The document which evidences the coverage of an Insured in a Case.

CODE: The Internal Revenue Code of 1986, as amended.


CORPORATE VARIABLE PRODUCTS SERVICE CENTER: The office of the Company to which Premium Payments should be sent, notices given and any customer service requests made. Mailing address: CIGNA, Corporate Variable Products Service Center, Routing H14A, Hartford, CT 06104.


CORRIDOR DEATH BENEFIT: The Death Benefit calculated as a percentage of the Accumulation Value rather than by reference to the Specified Amount to satisfy the Internal Revenue Service definition of "life insurance." (See "Payment of Death Benefit").

COST OF INSURANCE: The portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplemental benefits or monthly expense charges.

DEATH BENEFIT: The amount payable to the beneficiary upon the death of the Insured in accordance with the Death Benefit Option elected, before deduction of the amount necessary to repay any loans in full and overdue deductions.

DEATH BENEFIT OPTION: Any of three methods for determining the Death Benefit.


FIXED ACCOUNT: The account under which principal is guaranteed and interest is guaranteed to be credited at a rate at least equal to the lesser of 4% per year or the prevailing 30 day Treasury Bill Rate as of the last day of the preceding calendar month. Fixed Account assets are general assets of the Company held in the Company's General Account.


FIXED ACCOUNT VALUE: The portion of the Accumulation Value, other than the Loan Account Value, held in the Company's General Account.


FUND(S): One or more of Alger American Fund -- Small Capitalization Portfolio, MidCap Growth Portfolio and Growth Portfolio; BT Insurance Funds Trust -- EAFE-Registered Trademark- Equity Index Fund and Small Cap Index Fund; CIGNA Variable Products Group -- Money Market Fund and S&P 500 Index Fund; Variable Insurance Products Fund -- VIP Equity-Income Portfolio and VIP High Income Portfolio; Variable Insurance Products Fund II -- VIP II Investment Grade Bond Portfolio; Janus Aspen Series -- Worldwide Growth Portfolio;
MFS-Registered Trademark- Variable Insurance Trust-Registered Trademark- -- MFS Emerging Growth Series and MFS Total Return Series; Templeton Variable Products Series Fund -- Templeton International Fund Class 1; OCC Accumulation Trust -- OCC Equity Portfolio, OCC Managed Portfolio and OCC Small Cap Portfolio. Each of them is an open-end management investment company (mutual fund) whose shares are available to fund the benefits provided by the Policy.


GENERAL ACCOUNT: The Company's general asset account, in which assets attributable to the non-variable portion of Policies are held.


GRACE PERIOD: The 61-day period following a Monthly Anniversary Day on which the Policy's Net Accumulation Value is insufficient to cover the current Monthly Deduction. The Company will send notice at least 31 days before the end of the Grace Period that the Policy will lapse without value unless a sufficient payment (described in the notification letter) is received by the Company.


GUIDELINE ANNUAL PREMIUM: The level amount of premium payment, calculated in accordance with Rule 6e-3(T) under the Investment Company Act of 1940, required to mature the Policy, excluding any Additional Insurance Benefit, under guaranteed mortality and expense charges and an annual interest rate of 5%.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: The age of the Insured, to the nearest birthday, on the Issue Date.

ISSUE DATE: The date on which the Policy becomes effective, as shown in the Policy Specifications.

LOAN ACCOUNT VALUE: An amount equal to the sum of all unpaid Policy loans and loan interest.

MONTHLY ANNIVERSARY DAY: The day of the month as shown in the Policy Specifications, or the next Valuation Day if that day is not a Valuation Day or is nonexistent for that month, when the Company makes the Monthly Deduction.

MONTHLY DEDUCTION: The monthly deduction made from the Net Accumulation Value; this deduction includes the cost of insurance, an administrative expense charge, and charges for supplemental riders or benefits, if applicable.

NET ACCUMULATION VALUE: The Accumulation Value less the Loan Account Value.

NET AMOUNT AT RISK: The Death Benefit before subtraction of outstanding loans, if any, minus the Accumulation Value.

NET PREMIUM PAYMENT: The portion of a Premium Payment, after deduction of the Premium Load, available for allocation to the Fixed Account and the Variable Account Sub-Accounts.

OWNER: The Owner on the Date of Issue will be the person designated in the Policy Specifications as having all ownership rights under the Policy. If no person is designated as Owner, the Insured will be the Owner.

PLANNED PREMIUM: The amount of premium the Policy Owner chooses to pay the Company on a scheduled basis.

POLICY: The life insurance contract described in this Prospectus, i.e., either an individual Policy or a Certificate evidencing an Insured's coverage in a Case under which flexible premium payments are permitted and the death benefit and contract values may vary with the investment performance of the funding option(s) selected.

POLICY YEAR: Each twelve-month period, beginning on the Issue Date, during which the Policy is in effect.

PREMIUM LOAD: An amount equal to 6.5% of each Premium Payment, plus 40% of the Premium Payment(s) in the first Policy Year up to one Guideline Annual Premium. In the event that the Specified Amount under a Policy is increased, other than through a change in the Death Benefit Option, Premium Load also includes an amount equal to 25% of the increase in the Guideline Annual Premium which will be deducted from Premium Payments received during the 12 months following the increase.

PREMIUM PAYMENT: A premium payment made under the Policy.

RIGHT-TO-EXAMINE PERIOD: The period of time following the issuance of the Policy during which the Owner may return the Policy and receive a refund of premiums paid, the latest of (a) 10 days after the Policy is received by the Owner, unless otherwise stipulated by state law requirements, (b) 10 days after the Company mails or personally delivers a Notice of Withdrawal Right to the Owner or (c) 45 days after the application for the Policy is signed by the Owner.

SETTLEMENT OPTION(S): Several ways in which the Beneficiary may receive a Death Benefit, or in which the Owner may choose to receive payments upon surrender of the Policy, through the attachment of a rider.

SPECIFIED AMOUNT: The amount (at least $50,000), including any additional Insurance Benefit, originally chosen by the Policy Owner, which is used in the determination of the Death Benefit, and which may be increased or decreased as described in this Prospectus. The Additional Insurance Benefit is excluded from the Specified Amount when calculating charges and fees for the Policy and when calculating the Guideline Annual Premium.

SUB-ACCOUNT: That portion of the Variable Account which is invested in shares of a specific Fund.

SURRENDER VALUE: The amount an Owner can receive in cash by surrendering the Policy. This equals the Net Accumulation Value plus any Premium Load credits if a surrender occurs within 24 months of issue. All of the Surrender Value may be applied to one or more of the Settlement Options.

VALUATION DAY: Every day on which Accumulation Units are valued; any day on which the New York Stock Exchange is open, except any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

VALUATION PERIOD: The period of time beginning on the day following a Valuation Day and ending on the next Valuation Day. A Valuation Period may be more than one day in length.

VARIABLE ACCOUNT: CG Corporate Insurance Variable Life Separate Account 02. Consists of all Sub-Accounts invested in shares of the Funds. Variable Account assets are kept separate from the general assets of the Company and are not chargeable with the general liabilities of the Company.

VARIABLE ACCOUNT VALUE: The portion of the Accumulation Value attributable to the Variable Account.

HIGHLIGHTS

                    The Policy is a flexible premium variable life insurance policy. Its values may be accumulated on a fixed or variable basis or a combination of fixed and variable bases. The Policy's provisions may vary in some states.
INITIAL CHOICES
TO BE MADE
                    When purchasing a Policy, the Owner makes three important choices:

                    1) Selecting one of the three Death Benefit Options;
                    2) Selecting the amount of Premium Payments to make; and
                    3) Selecting how Net Premium Payments will be allocated
                       among the available funding options.
LEVEL OR VARYING
DEATH BENEFIT
                    At the time of purchase, the Policy Owner (also called the "Owner" in this Prospectus) must choose among the three Death Benefit Options. The amount payable under any option will be determined as of the date of the Insured's death. Under the level Death Benefit Option, the Death Benefit will be the greater of the Specified Amount, or the Corridor Death Benefit. Under the "return of premium" Death Benefit Option, the Death Benefit payable will be the greater of the Specified Amount plus total Premium Payments made, or the Corridor Death Benefit. Under the varying Death Benefit Option, the Death Benefit will be the greater of the Specified Amount plus the Accumulation Value, or the Corridor Death Benefit (See "Death Benefit").
AMOUNT OF
PREMIUM PAYMENT
                    At the time of purchase, the Policy Owner must also choose the amount of premium to be paid. The Owner may vary Premium Payments to some extent and still keep the Policy in force. If the Policy lapses it may be reinstated (See "Lapse and Reinstatement"). Premium Payments are refundable during the Right-to-Examine Period.
SELECTION OF
FUNDING
VEHICLE(S)

                    The Policy Owner must choose how to allocate Net Premium Payments. Net Premium Payments allocated to the Variable Account may be allocated to one or more Sub-Accounts of the Variable Account, each of which invests in shares of a particular Fund. The Fixed Account may also be elected as an allocation option. The Initial Premium Payment will be allocated to CIGNA Variable Products Group's Money Market Fund of the Variable Account following the expiration of the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy" at page 22 of this Prospectus. The variable portion of a Policy is supported by the Fund(s) selected as funding vehicle(s). The portion of the Variable Account Value attributable to a particular Fund through the Sub-Account of the Variable Account is not guaranteed and will vary with the investment performance of that Fund.

CHARGES
AND FEES

                    There is a 6.5% Premium Load on all Premium Payments, and an additional 40% Premium Load on Premium Payments of up to One Guideline Annual Premium in the first Policy Year. In the event that the Specified Amount under a Policy is increased, other than through a change in Death Benefit Option, an additional 25% Premium Load on Premium Payments up to the increase in the Guideline Annual Premium will be deducted from premiums received during the 12 months following the increase, to the extent such Premium Payments are attributable to the increase in Specified Amount rather than to the previously existing Specified Amount. Of the 6.5% Premium Load, the Company estimates that 1.25% is for certain tax liabilities, 2.25% will be used for premium taxes, and 3.0% is for sales load. See "Charges; Fees -- Premium Load" at page 16 of this Prospectus.


                    Monthly deductions are made for the Cost of Insurance and any Additional Insurance Benefits.

                    A one-time policy issue charge of $250 and monthly deductions of $8 per month are also made for administrative expenses.

                    Daily charges from Variable Account Value and Fixed Account Value are made for the mortality and expense risk, currently at the annual rate of .85% during the first ten Policy Years, .45% during the eleventh through fifteenth Policy Years, and .15% thereafter.

                    Daily charges from Variable Account Value and Fixed Account Value are made for administrative expenses, currently at the annual rate of .10% during the first ten Policy Years.

                    Investment results for each Sub-Account are affected by each Fund's daily charge for investment advisory fees; these charges vary by Fund and are shown at pp. 10-11 of this Prospectus.

                    A transaction fee of $25 is imposed for each partial surrender and for certain transfers in excess of four per Policy Year.

                    Interest is charged on Policy loans. The net interest spread (the amount by which interest charged exceeds interest credited) is currently .95% per year in the first ten Policy Years, .45% in Policy Years eleven through fifteen and .15% per year thereafter.

                    See also "Expense Data" at pages 10-11 of this Prospectus. REDUCTION OF
CHARGES
                    This Policy is available for purchase by corporations and other groups or sponsoring organizations on a Case basis. The Company reserves the right to reduce premium loads or any other charges on certain Cases where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the Policy Owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, expected persistency of the individual Policies, and any other circumstances which the Company believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by the Company on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any Policy Owners.

THE COMPANY


                    The Company is a stock life insurance company incorporated in Connecticut in 1865. Its Home Office mailing address is CIGNA, H14A, Hartford, Connecticut 06104, Telephone (860) 534-4100. It has obtained authorization to do business in fifty states, the District of Columbia and Puerto Rico. The Company issues group and individual life and health insurance policies and annuities. The Company has various wholly-owned subsidiaries which are generally engaged in the insurance business. The Company is a wholly-owned subsidiary of Connecticut General Corporation, Bloomfield, Connecticut. Connecticut General Corporation is wholly-owned by CIGNA Holdings Inc., Philadelphia, Pennsylvania which is in turn wholly-owned by CIGNA Corporation, Philadelphia, Pennsylvania. Connecticut General Corporation is the holding company of various insurance companies, one of which is Connecticut General Life Insurance Company.



                    Effective January 1, 1998, the individual life insurance and annuity business of CIGNA's Individual Insurance division was sold to subsidiaries of Lincoln National Corporation, principally through an indemnity reinsurance transaction, for approximately $1.4 billion in cash. The Policies described in this Prospectus are not part of or affected by that transaction.


                    The Company markets the Policies through licensed insurance brokers and agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc.

                    The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted. A blanket bond for $100 million covers all of the officers and employees of the Company.

THE VARIABLE
ACCOUNT
                    CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") was established pursuant to a February 23, 1996 resolution of the Board of Directors of the Company. Under Connecticut insurance law, the income, gains or losses of the Variable Account are credited without regard to the other income, gains or losses of the Company. The Company serves as the custodian of the assets of the Variable Account. These assets are held for the Policies. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Policies are general corporate liabilities of the Company. Any and all distributions made by the Funds with respect to shares held by the Variable Account will be reinvested in additional shares at net asset value. Deductions and surrenders from the Variable Account will, in effect, be made by surrendering shares of the Funds at net asset value. On each Valuation Day of each Fund, the Variable Account purchases or redeems Fund shares based on a netting of all transactions for that day. Shares of the Funds held in the Variable Account are held by the Company through an open account system, which makes unnecessary the issuance and delivery of stock certificates.

                    The Variable Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the Variable Account or the Company's management or investment practices or policies by the Commission. The Company does not guarantee the Variable Account's investment performance.


                    The Company has other separate accounts registered as unit investment trusts with the Commission for the purpose of funding the Company's variable annuity contracts and other variable life insurance policies.

THE FUNDS

                    Each of the seventeen Sub-Accounts of the Variable Account is invested solely in the shares of one of the seventeen Funds available as funding vehicles under the Policies. Each of the Funds is a series of one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as an open-end, diversified management investment company under the 1940 Act. These entities are collectively referred to herein as the "Trusts."



                    The nine Trusts and their Investment advisers and distributors are:


                        Alger American Fund ("Alger Trust"), managed by Fred Alger Management, Inc., 75 Maiden Lane, New York, NY 10038 and distributed by Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302;


                        BT Insurance Funds Trust ("BT Trust"), managed by Bankers Trust Company, 130 Liberty Street, New York, NY, 10006; and distributed by First Data Distributors, Inc., 4400 Computer Drive, Westborough, MA, 01581;



                        CIGNA Variable Products Group ("CIGNA Group"), managed by CIGNA Investments, Inc. and distributed by CIGNA Financial Services, Inc., 280 Trumbull Street, Hartford, CT 06103;


                        Variable Insurance Products Fund ("Fidelity VIP"), and Variable Insurance Products Fund II ("Fidelity VIP II"), managed by Fidelity Management & Research Company and distributed by Fidelity Distribution Corporation, 82 Devonshire Street, Boston, MA 02103;


                        Janus Aspen Series ("Janus Series"), managed by Janus Capital Corporation, 100 Fillmore Street, Denver, CO 80206-4923, and self-distributed;


                        MFS-Registered Trademark- Variable Insurance
                        Trust-Registered Trademark- ("MFS Trust"), managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116;

                        OCC Accumulation Trust ("OCC Trust") (formerly Quest for Value Accumulation Trust), managed by OpCap Advisors (formerly Quest for Value Advisors) and distributed by OCC Distributors (formerly Quest for Value Distributors), One World Financial Center, New York, NY 10281.

                        Templeton Variable Products Series Fund ("Templeton Trust"), International Fund managed by Templeton Investment Counsel, Inc., 500 E. Broward Blvd., Broward Financial Centre, Fort Lauderdale, FL 33394-3091; and distributed by Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, FL 33733-8030;

                    Three Funds of ALGER TRUST are available under the Policies:

                        Alger American Small Capitalization Portfolio; Alger American MidCap Growth Portfolio;
                        Alger American Growth Portfolio.


                    Two Funds of BT TRUST are available under the Policies:



                        EAFE-Registered Trademark- Equity Index Fund; Small Cap Index Fund.


                    Two Funds of the CIGNA GROUP are available under the
                    Policies:

                        CIGNA VP Money Market Fund;
                        CIGNA VP S&P 500 Index Fund.

                    Two Funds of FIDELITY VIP are available under the Policies:


                        VIP Equity-Income Portfolio ("Fidelity VIP Equity-Income
                    Portfolio");
                        VIP High Income Portfolio ("Fidelity VIP High Income
                    Portfolio").


                    One Fund of FIDELITY VIP II is available under the Policies.


                        VIP II Investment Grade Bond Portfolio ("Fidelity VIP II Investment Grade Bond Portfolio").



                    One Fund of JANUS ASPEN Series is available under the
                    Policies:



                        Worldwide Growth Portfolio.


                    Two Funds of MFS Trust are available under the Policies:

                        MFS Emerging Growth Series;
                        MFS Total Return Series.

                    Three Funds of OCC Trust are available under the Policies:

                        OCC Equity Portfolio;
                        OCC Managed Portfolio;
                        OCC Small Cap Portfolio.

                    One Fund of the TEMPLETON TRUST is available under the
                    Policies:


                        Templeton International Fund, Class 1.


                    The investment advisory fees charged the Funds by their advisers are shown on pages 10 and 11 of this Prospectus.

                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (SMALL CAP STOCKS): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index.

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (SMALL CAP STOCKS):
                    Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization is within the range of companies included in the S&P MidCap 400 Index.

                    ALGER AMERICAN GROWTH PORTFOLIO (LARGE CAP STOCKS): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization is $1 billion or greater.

                    BT INSURANCE FUNDS TRUST EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (INTERNATIONAL STOCKS): Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Europe, Australia, Far East Index.



                    BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND (SMALL CAP STOCKS): Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2000 Small Stock Index.


                    CIGNA VP MONEY MARKET FUND (MONEY MARKET): Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

                    CIGNA VP S&P 500 INDEX FUND (LARGE CAP STOCKS): Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

                    FIDELITY VIP HIGH INCOME PORTFOLIO (HIGH YIELD BONDS): Seeks high current income by investing mainly in high-yielding debt securities with an emphasis on lower quality securities.

                    FIDELITY VIP EQUITY-INCOME PORTFOLIO (LARGE CAP STOCKS):
                    Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

                    FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO (FIXED INCOME -- INTERMEDIATE TERM BONDS): Seeks as high a level of current income as is consistent with the preservation of capital in a broad range of investment grade fixed income securities.


                    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO (GLOBAL STOCKS): Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.


                    MFS EMERGING GROWTH SERIES (LARGE CAP STOCKS): Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

                    MFS TOTAL RETURN SERIES (BALANCED OR TOTAL RETURN): Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    OCC SMALL CAP PORTFOLIO (SMALL CAP STOCKS): Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                    OCC MANAGED PORTFOLIO (BALANCED OR TOTAL RETURN): Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessment of relative investment values.

                    OCC EQUITY PORTFOLIO (LARGE CAP STOCKS): Seeks long-term capital appreciation through investment in a diversified portfolio of equity securities on the basis of a value oriented approach to investing.

                    TEMPLETON INTERNATIONAL FUND CLASS 1 (INTERNATIONAL STOCKS):
                    Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.


                    The Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio, and Templeton International Fund Class 1 portfolios may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses.

EXPENSE DATA

The purpose of the following Table is to help Purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by Purchasers assuming that all Net Premium Payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the Individual Funds underlying the Variable Sub-Accounts. The Mortality and Expense Risk Charge shown is the currently charged rate during the first ten Policy Years. It currently declines to .45% per year in the eleventh Policy Year and to .15% in the sixteenth Policy Year. The Mortality and Expense Risk Charge is guaranteed not to exceed .90% per year. The Administrative Expense Charge shown is the currently charged rate during the first ten Policy Years. It is guaranteed not to exceed .30% per year. (Continued on Page 11)

                                   FEE TABLE


                                                                             BT INSURANCE
                                                                              FUNDS TRUST               CIGNA VARIABLE
                                      ALGER AMERICAN FUNDS            ---------------------------          PRODUCTS
                               -----------------------------------                                   --------------------
                                             MIDCAP                   EAFE-REGISTERED TRADEMARK-      MONEY      S&P 500
                               SMALL CAP     GROWTH       GROWTH      EQUITY INDEX     SMALL CAP      MARKET      INDEX
                               PORTFOLIO    PORTFOLIO    PORTFOLIO        FUND         INDEX FUND      FUND        FUND
                               ---------    ---------    ---------    -------------    ----------    --------    --------
SEPARATE ACCOUNT ANNUAL
 EXPENSES
Mortality and Expense Risk
 Charge.....................    0.85%        0.85%        0.85%          0.85%           0.85%        0.85%       0.85%
Administrative Expense
 Charge.....................    0.10%        0.10%        0.10%          0.10%           0.10%        0.10%       0.10%
                                 ---          ---          ---            ---             ---          ---       --------
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES............    0.95%        0.95%        0.95%          0.95%           0.95%        0.95%       0.95%

FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES
Management Fees.............    0.85%        0.80%        0.75%          0.02%           0.00%        0.35%       0.25%
Other Expenses..............    0.04%        0.04%        0.04%          0.63%           0.45%        0.15%       0.00%
                                 ---          ---          ---            ---             ---          ---       --------
TOTAL FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES.........    0.89%        0.84%        0.79%          0.68%(1)        0.45%(1)     0.50%(2)    0.25%(2)


------------------------------

(1) The Expense Ratio for the BT Trust EAFE-Registered Trademark- Equity Index Fund and BT Trust Small Cap Index Fund without waiver/reimbursement would be 1.08% and .95%, respectively.



(2) Through May 1, 1999, the Funds' adviser has agreed to bear expenses of the Funds so that Total Fund Portfolio Annual Operating Expenses do not exceed 0.50% and 0.25% of average daily net asset value for the VP Money Market and the VP S&P 500 Index Funds, respectively. Otherwise, Total Fund Portfolio Annual Operating Expenses would have been 1.11% and 0.55% of average daily net asset value for 1997 for the VP Money Market and the VP S&P 500 Index Funds, respectively.

    The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $250 policy issue charge. It also does not reflect premium loads, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in this Prospectus under the heading "Charges and Fees", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.

                             FEE TABLE (CONTINUED)

                                                                             MFS-REGISTERED TRADEMARK-
                          FIDELITY VARIABLE                   JANUS ASPEN        VARIABLE INSURANCE
                       INSURANCE PRODUCTS FUNDS                 SERIES      TRUST-REGISTERED TRADEMARK-
           ------------------------------------------------  -------------  ----------------------------    OCC TRUST
             VIP HIGH     VIP EQUITY-    VIP II INVESTMENT     WORLDWIDE      EMERGING                    -------------
              INCOME         INCOME          GRADE BOND         GROWTH         GROWTH      TOTAL RETURN     SMALL CAP
            PORTFOLIO      PORTFOLIO         PORTFOLIO         PORTFOLIO       SERIES         SERIES        PORTFOLIO
           ------------  --------------  ------------------  -------------  -------------  -------------  -------------
                0.85%          0.85%            0.85%              0.85%         0.85%          0.85%           0.85%
                0.10%          0.10%            0.10%              0.10%         0.10%          0.10%           0.10%
                 ---            ---              ---                ---           ---            ---             ---
                0.95%          0.95%            0.95%              0.95%         0.95%          0.95%           0.95%

                0.59%          0.50%            0.44%              0.66%         0.75%          0.75%           0.80%(7)
                0.12%          0.08%            0.14%              0.08%         0.12%(5)       0.25%(5)        0.17%(8)
                 ---            ---              ---                ---           ---            ---             ---

                0.71%(3)       0.58%(3)         0.58%              0.74%(4)      0.87%          1.00%(6)        0.97%(9)

                                         TEMPLETON
                                          VARIABLE
                                          PRODUCTS
                                       --------------
                                         TEMPLETON
                                       INTERNATIONAL
             MANAGED        EQUITY          FUND
            PORTFOLIO     PORTFOLIO       CLASS 1
           ------------  ------------  --------------
                 0.85%         0.85%          0.85%
                 0.10%         0.10%          0.10%
                  ---           ---            ---
                 0.95%         0.95%          0.95%
                 0.80%(7)       0.80%(7)        0.69%
                 0.07%(8)       0.19%(8)        0.19%
                  ---           ---            ---
                 0.87%(9)       0.99%(9)        0.88%(10)


------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses for the (a) VIP High Income Portfolio would have been 0.71% (Initial Class), and (b) VIP Equity-Income Fund would have been 0.57% (Initial Class).



(4) Management fees for the Worldwide Growth Portfolio reflect a reduced fee schedule effective July 1, 1997. The management fee for the Portfolio reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for the Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Worldwide Growth Portfolio reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.72%, 0.09% and 0.81%. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days notice to the Trustees.



(5) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."



(6) The Adviser has agreed to bear expenses for this Series, subject to reimbursement by the Series, such that the "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. See "Information Concerning Shares of Each Series -- Expenses" in the applicable prospectus. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 0.27% and 1.02% respectively.



(7)  Reflects management fees after taking into effect any waiver.



(8) Other Expenses are shown gross of expense offsets afforded the Portfolios that effectively lowered overall custody expenses.



(9) Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been .80%, .19% and .99%, respectively for the Equity Portfolio, .80%, .17% and .97%, respectively, for the Small Cap Portfolio, and .80%, .07% and .87%, respectively, for the Managed Portfolio.



(10) Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See fund prospectus for details. Actual Management Fees and Total Fund Operating Expenses during 1997 were lower.

                    GENERAL

                    There is no assurance that the investment objective of any of the Funds will be met. A Policy Owner bears the complete investment risk for Accumulation Values allocated to a Sub-Account. Each of the Sub-Accounts involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Policy Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Policies. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments").

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, the Company may substitute shares of another Fund. No substitution of securities in any Sub-Account may take place without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    In accordance with its view of present applicable law, the Company will vote the shares of each Fund held in the Variable Account at special meetings of the shareholders of the particular Series Fund in accordance with written instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Series Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Series Fund not more than sixty (60) days prior to the meeting of the particular Series Fund. Voting instructions will be solicited by written communication at least fourteen
                    (14) days prior to the meeting.


                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and other life insurance companies, and in some cases qualified plans. The Series Funds do not foresee any disadvantage to Policy Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both the separate accounts of the Company and those of other life insurance companies. Nevertheless, the Series Funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.


                    FUND PARTICIPATION AGREEMENTS


                    The Company has entered into agreements with the various Trusts and their advisers or distributors under which the Company makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisers or distributors may compensate the Company therefor.

DEATH BENEFIT

                    DEATH BENEFIT OPTIONS

                    Three different Death Benefit Options are available. The amount payable under each option will be determined as of the date of the Insured's death. Option B will be in effect unless Option A or Option C has been elected in the application for the Policy or unless a change has been allowed.

                    Under OPTION A the Death Benefit will be the greater of the Specified Amount (a minimum of $50,000 as of the date of this Prospectus) plus the Accumulation Value, or the Corridor Death Benefit. Option A provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options chosen.

                    Under OPTION B the Death Benefit will be the greater of the Specified Amount or Corridor Death Benefit. Option B provides a level Death Benefit until the Corridor Death Benefit exceeds the Specified Amount.

                    Under OPTION C, the Death Benefit will be the greater of the Specified Amount plus Premium Payments made, or the Corridor Death Benefit. Option C provides a Death Benefit which increases based on Premium Payments.

                    Under each of Option A, Option B, and Option C the amount payable upon death will be the Death Benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                    CHANGES IN DEATH BENEFIT OPTION

                    A Death Benefit Option change will be allowed upon the Owner's written request to the Corporate Variable Products Service Center in form satisfactory to the Company, subject to the following conditions:

                    - The change will take effect on the Monthly Anniversary Day following the date of receipt of the request.

                    - No change in the Death Benefit Option may reduce the Specified Amount below $50,000.

                    - For changes from Option B to Option A, the new Specified Amount will equal the Death Benefit less the Accumulation Value at the time of the change.

                    - For changes from Option B to Option C, the new Specified Amount will equal the Death Benefit less premiums paid at the time of the change.

                    - For changes from Option A to Option B, the new Specified Amount will equal the Death Benefit at the time of the change.

                    - For changes from Option A to Option C, the new Specified Amount will equal the Death Benefit less premiums paid at the time of the change.

                    - For changes from Option C to Option A, the new Specified Amount will equal the Death Benefit less the Accumulation Value at the time of the change.

                    - For changes from Option C to Option B, the new Specified Amount will equal the Death Benefit at the time of the change.

                    PAYMENT OF DEATH BENEFIT


                    The Death Benefit under the Policy, computed as of the date of the Insured's death, will be paid in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate), unless the Owner or the Beneficiary has elected that it be paid under one or more of any Settlement Options which the Company may make available (See "Settlement Options"). Payment of the Death Benefit may be delayed if the Policy is being contested.



                    While the Insured is living, the Owner may elect a Settlement Option, if available, for the Beneficiary and deem it irrevocable, and may revoke or change a prior election. The Beneficiary may make or change an election within 90 days of the death of the Insured, unless the Owner has made an irrevocable election.



                    All or a part of the Death Benefit may be applied under one or more of the Settlement Options as the Company may make available.


                    If the Policy is assigned as collateral security, the Company will pay any amount due the assignee in one lump sum. Any excess Death Benefit due will be paid as elected.


                    A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under
                    Section 7702 of the Code. At the time of purchase, the Owner must choose a Policy which uses either the Guideline Premium test or the Cash Value Accumulation test. Both methods require a life insurance Policy to meet minimum ratios of life insurance coverage to Accumulation Value ("Applicable Percentages"). The selection cannot be changed after the Policy's Issue Date.


                    The Applicable Percentages for the Guideline Premium test are 250% through Attained Age 40, decreasing over time to 150% at Attained Age 55, 120% at Attained Age 65 and 101% at Attained Age 94 and above. The Guideline Premium test also restricts the maximum premiums that may be paid into a life insurance policy for a specified Death Benefit. The Cash Value Accumulation test does not limit premiums which may be paid but has higher required Applicable Percentages. Applicable Percentages under the Cash Value Accumulation Test for Non-Smokers decrease over time from 727% at Attained Age 20, to 378% at Attained Age 40, and to 101% at Attained Age 100.


                    See also "Tax Matters" at pages 24-26 of this Prospectus.


                    CHANGES IN SPECIFIED AMOUNT

                    Changes in the Specified Amount of a Policy can be made by submitting a written request to the Corporate Variable Products Service Center in form satisfactory to the Company.

                    Changes in the Specified Amount are subject to the following conditions:

                    - Satisfactory evidence of insurability and a supplemental application may be required for an increase in the Specified Amount.

                    - An increase in the Specified Amount, other than through a change in the Death Benefit Option, will result in an additional 25% Premium Load on Premium Payments up to the increase in the Guideline Annual Premium on Premium Payments received during the 12 months following the increase, to the extent such Premium Payments are attributable to the increase in Specified Amount rather than to the previously existing Specified Amount.

                    - No decrease may reduce the Specified Amount to less than $50,000.

                    - No decrease may reduce the Specified Amount below the minimum required to maintain the Policy's status under the Code as a life insurance policy.

PREMIUM
PAYMENTS;
TRANSFERS

                    PREMIUM PAYMENTS


                    The Policies provide for flexible premium payments. Premium Payments are payable in the frequency and in the amount selected by the Policy Owner. The initial Premium Payment is due on the Issue Date and is payable in advance. The minimum payment is the amount necessary to maintain a positive Net Accumulation Value. The Company reserves the right to decline any application or Premium Payment.


                    After the initial Premium Payment, all Premium Payments must be sent directly to the Corporate Variable Products Service Center and will be deemed received when actually received there.

                    The Policy Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    PLANNED PREMIUMS are Premium Payments scheduled when a Policy is applied for.

                    ADDITIONAL PREMIUMS are any Premium Payments made ($500 minimum) in addition to Planned Premiums.

                    PREMIUM INCREASES. At any time, the Owner may increase Planned Premiums, or pay Additional Premiums, but:

                    - Evidence of insurability may be required if the Additional Premium or the new Planned Premium during the current Policy Year would increase the difference between the Death Benefit and the Accumulation Value. If satisfactory evidence of insurability is requested and not provided, the increase in premium will be refunded without interest and without participation of such amounts in any underlying funding options.

                    - In no event may the total of all Premium Payments exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a Premium Payment would result in total Premium Payments exceeding such maximum premium limitation, the Company will only accept that portion of the Premium Payment which will make total premiums equal the maximum. Any part of the Premium Payment in excess of that amount will be returned or applied as otherwise agreed and no further Premium Payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                    - If there is any Policy indebtedness, any additional Net Premium Payments will be used first as a loan repayment with any excess applied as an additional Net Premium Payment.

                    ALLOCATION OF NET PREMIUM PAYMENTS


                    At the time of purchase of the Policy, the Owner must decide how to allocate Net Premium Payments among the Sub-Accounts and the Fixed Account. For each Variable Account Sub-Account, the Net Premium Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Policy is determined by dividing the Net Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.


                    During the Right-to-Examine Period, the Net Premium Payment will be allocated to the CIGNA VP Group Money Market Fund of the Variable Account, and earnings will be credited from the later of the Issue Date or the date the Premium Payment was received. The Company will allocate the initial Net Premium Payment directly to the Sub-Account(s) selected by the Owner after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 22 of this Prospectus.


                    Unless the Company is directed otherwise by the Policy Owner, subsequent Net Premium Payments will be allocated on the same basis as the most recent previous Net Premium Payment. Such allocation will occur as of the next Valuation Period after each payment is received.


                    The allocation for future Premium Payments may be changed at any time free of charge. Any new allocation will apply to Premium Payments made more than one week after the Company receives the notice of the new allocation.


                    TRANSFERS

                    Values may, at any time, be transferred ($500 minimum) from one Sub-Account to another. Within the 30 days prior to each Policy Anniversary, the Owner may also transfer a portion of one or more Sub-Accounts to the Fixed Account. Transfers from the Fixed Account are allowed in the 30-day period following a Policy Anniversary and will be effective as of the next Valuation Day after a request is received in good order at the Corporate Variable Products Service Center. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. If the Fixed Account Value as of any Policy Anniversary is less than $5,000, however, this condition will not apply. The Company may further limit transfers from the Fixed Account at any time.

                    Subject to the above restrictions, up to four transfers may be made in any Policy Year without charge, and any value remaining in the Fixed Account or a Sub-Account after a transfer must be at least $500. Transfers must be made in writing unless other arrangements have been previously approved by the Company. A charge of $25 may be imposed for the fifth and succeeding transfers in any Policy Year.


                    Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after a written request is received at the Corporate Variable Products Service Center. Transfer requests must be received by the Corporate Variable Products Center by 4:00 p.m. Eastern Time in order to be effective that day. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account to be less than $500 will result in those remaining Accumulation Units being cancelled and their aggregate value reallocated proportionately among the other funding options chosen. The Policy Owner should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to the Sub-Accounts. See pages 8-11 of this Prospectus.


                    The Company, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

CHARGES;
FEES

                    PREMIUM LOAD

                    A deduction of 6.5% from every Premium Payment will be made to cover the premium load. An additional 40% on Premium Payments up to one Guideline Annual Premium will be deducted in the first Policy Year. In the event that the Specified Amount under a Policy is increased, other than through a change in the Death Benefit Option, an additional 25% Premium Load on Premium Payments up to the increase in the Guideline Annual Premium will be deducted from Premium Payments received during the 12 months following the increase, to the extent such Premium Payments are attributable to the increase in Specified Amount rather than to the previously existing Specified Amount. This load represents state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. The Company estimates that 2.25% of this deduction will be used for premium taxes, which may be higher or lower than the actual tax imposed by the applicable jurisdiction; it is in the mid-range of state premium taxes, which range from 1.75% to 5.0%. The Company estimates 1.25% of each Premium Payment will be used to meet federal income tax liabilities attributable to the treatment of deferred acquisition costs. The remaining 3.0% of the deduction (plus 40% of up to one Guideline Annual Premium during the first Policy Year) is for sales load. There is no deferred sales charge.


                    POLICY ISSUE FEE

                    A one-time policy issue fee of $250 is deducted from the Accumulation Value for a portion of the Company's administrative expenses.

                    MONTHLY DEDUCTIONS

                    A Monthly Deduction of $8 is made from the Net Accumulation Value for administrative expenses. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports and will not exceed the Company's costs.

                    A Monthly Deduction is also made from the Net Accumulation Value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance depends on the attained age, years since issue and risk class (in accordance with state law) of the Insured and the current Net Amount at Risk.


                    The Cost of Insurance is determined by subtracting the Accumulation Value at the previous Monthly Anniversary Day from the Death Benefit at the previous Monthly Anniversary Day, and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by the Company. The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO).


                    These Monthly Deductions are deducted proportionately from the value of each funding option. This is accomplished for the Sub-Accounts by canceling Accumulation Units and withdrawing the value of the canceled Accumulation Units from each funding option in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the Monthly Anniversary Day.

                    ADMINISTRATIVE FEE

                    For administrative costs a daily deduction, currently equivalent to .10% per year during the first ten Policy Years, is made from amounts held in the Variable Account and the Fixed Account. This deduction is guaranteed not to exceed .30% per year.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    There will be a $25 transaction fee for each transfer between funding options in excess of four during any Policy Year.

                    MORTALITY AND EXPENSE RISK CHARGE

                    For mortality and expense risks, a daily deduction, currently equivalent to .85% per year during the first ten Policy Years, .45% per year during the eleventh through fifteenth Policy Years and .15% thereafter, is made from amounts held in the Variable Account and the Fixed Account. This deduction is guaranteed not to exceed .90% per year.

                    SURRENDERS DURING FIRST TWO POLICY YEARS -- REFUND OF PORTION OF PREMIUM LOAD

                    If the Policy is fully surrendered during the first 12 months after issue a credit will be paid equal to 100% of all Premium Loads previously deducted in excess of 3.5% of all premiums paid. If the Policy is fully surrendered during the months 13 through 24, the credit will equal 50% of all Premium Loads previously deducted in excess of 3.5% of all premiums paid.

                    In no event, however, in the event of a Policy surrender during the first two Policy Years, will the Aggregate Premium Load retained by the Company for sales and promotional expense exceed 30% of the sum of Premium Payments in the first two Policy Years up to one Guideline Annual Premium, plus 10% of Premium Payments in the first two Policy Years between one and two times one Guideline Annual Premium plus 9% of Premium Payments in the first two Policy Years in excess of two times one Guideline Annual Premium. Any surrenders may result in tax implications. See "Tax Matters".

                    Based on its actuarial determination, the Company is not certain whether the Premium Load, the policy issue fee and the monthly administrative expense deduction will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the General Account of the Company, which supports insurance and annuity obligations.

THE FIXED
ACCOUNT

                    The Fixed Account is funded by the assets of the Company's General Account. Amounts held in the Fixed Account will be credited with interest at rates declared by the Company from time to time. The minimum rate which will be credited is the lesser of 4% per year or the prevailing 30 day Treasury Bill Rate as of the last day of the preceding calendar month.


                    THE FIXED ACCOUNT IS MADE UP OF THE GENERAL ASSETS OF THE COMPANY OTHER THAN THOSE ALLOCATED TO ANY SEPARATE ACCOUNT. THE FIXED ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT. BECAUSE OF APPLICABLE EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), AND NEITHER THE FIXED ACCOUNT NOR THE COMPANY'S GENERAL ACCOUNT HAS BEEN REGISTERED UNDER THE 1940 ACT. THEREFORE, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN IS GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

POLICY VALUES

                    ACCUMULATION VALUE

                    Once a Policy has been issued, each Net Premium Payment allocated to a Sub-Account of the Variable Account is credited in the form of Accumulation Units, representing the Fund in which assets of that Sub-Account are invested. Each Net Premium Payment will be credited to the Policy as of the end of the Valuation Period in which it is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular Sub-Account). The number of Accumulation Units credited is determined by dividing the Net Premium Payment by the value of an Accumulation Unit next computed after receipt. Since each Sub-Account has a unique Accumulation Unit value, a Policy Owner who has elected a combination of funding options will have Accumulation Units credited from more than one source.

                    The Accumulation Value of a Policy is determined by: (a) multiplying the total number of Accumulation Units credited to the Policy for each applicable Sub-Account by its appropriate current Accumulation Unit value; (b) if a combination of Sub-Accounts is elected, totaling the resulting values; and (c) adding any values attributable to the General Account (i.e., the Fixed Account Value and the Loan Account Value).

                    The number of Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of an Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account.

                    The Fixed Account Value reflects amounts allocated to the General Account through payment of premiums or transfers from the Variable Account. The Fixed Account Value is guaranteed; however, there is no assurance that the Variable Account Value of the Policy will equal or exceed the Net Premium Payments allocated to the Variable Account.

                    Each Policy Owner will be advised at least annually as to the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit values, the Variable Account Value, the Fixed Account Value and the Loan Account Value.

                    Accumulation Value will be affected by Monthly Deductions.

                    VARIABLE ACCUMULATION UNIT VALUE

                    The value of a Variable Accumulation Unit for any Valuation Period is determined by multiplying the value of that Variable Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the current period for the appropriate Sub-Account. The Net Investment Factor is determined separately for each Sub-Account by dividing (a) by (b) and subtracting (c) from the results where (a) equals the net asset value per share of the Fund held in the Sub-Account at the end of a Valuation Period plus the per share amount of any distribution declared by the Fund if the "ex-dividend" date is during the Valuation Period plus or minus taxes or provisions for taxes, if any, attributable to the operation of the Sub-Account during the Valuation Period; (b) equals the net asset value per share of the Fund held in the Sub-Account at the beginning of that Valuation Period, and
                    (c) is the daily charge for mortality and expense risk plus the daily fee for administration multiplied by the number of days in the Valuation Period.

                    SURRENDER VALUE


                    The Surrender Value of a Policy is the amount the Owner can receive in cash by surrendering the Policy. All or part of the Surrender Value may be applied to one or more of any Settlement Options available through a rider attached to the Policy.


SURRENDERS

                    PARTIAL SURRENDERS

                    A partial surrender may be made at any time by written request to the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. A $25 transaction fee is charged.

                    The amount of a partial surrender may not exceed 90% of the Net Accumulation Value at the end of the Valuation Period in which the election becomes or would become effective, and may not be less than $500.

                    For Option B and C Policies (See "Death Benefit"): A partial surrender will reduce the Accumulation Value, Death Benefit, and Specified Amount. The Specified Amount and Accumulation Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                    For an Option A Policy (See "Death Benefit"): A partial surrender will reduce the Accumulation Value and the Death Benefit, but it will not reduce the Specified Amount.

                    The Specified Amount remaining in force after a partial surrender may not be less than $50,000. Any request for a partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

                    If, at the time of a partial surrender, the Net Accumulation Value is attributable to more than one funding option, the $25 transaction charge and the amount paid upon the surrender will be taken proportionately from the values in each funding option, unless the Policy Owner and the Company agree otherwise.

                    FULL SURRENDERS

                    A full surrender may be made at any time. The Company will pay the Surrender Value next computed after receiving the Owner's written request at the Corporate Variable Products Service Center in a form satisfactory to the Company. Payment of any amount from the Variable Account on a full surrender will usually be made within seven calendar days thereafter.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of the surrendered amount from the Variable Account may be postponed when the New York Stock Exchange is closed and for such other periods as the Commission may require. Payment or transfer from the Fixed Account may be deferred up to six months at the Company's option. If the Company exercises its right to defer such payments or transfers interest will be added as required by law.

LAPSE AND
REINSTATEMENT


                    LAPSE OF A POLICY



                    A lapse occurs if a Monthly Deduction is greater than the Net Accumulation Value and no payment to cover the Monthly Deduction is made within the Grace Period. The Company will send the Owner a lapse notice at least 31 days before the Grace Period expires.



                    The Net Accumulation Value may be insufficient to keep this Policy in force, particularly if there have been any loans or partial surrenders, and depending on the investment performance of the funding options. Payment of an additional premium may be necessary.


                    REINSTATEMENT OF A LAPSED POLICY

                    The Owner can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, the Company will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deduction plus twelve additional Monthly Deductions.

POLICY LOANS

                    A Policy loan requires that a loan agreement be executed and that the Policy be assigned to the Company. The loan may be for any amount up to 90% of the then current Net Accumulation Value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the Loan Account Value. If Policy values are held in more than one funding option, withdrawals from each funding option will be made in proportion to the assets in each funding option at the time of the loan for transfer to the Loan Account, unless the Company is instructed otherwise in writing at the Corporate Variable Products Service Center.

                    Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and the net interest will be withdrawn proportionately from the values in each funding option.

                    The Company will credit interest on the Loan Account Value. During the first ten Policy Years, the Company's current practice is that interest will be credited at an annual rate equal to the interest rate charged on the loan minus .95% (guaranteed not to exceed 1.2%). Beginning with the eleventh Policy Year, the Company's current practice is that interest will be credited at an annual rate equal to the interest rate charged on the loan, less .45% annually (guaranteed not to exceed 1.2%), and beginning with the sixteenth Policy Year, .15% annually (guaranteed not to exceed 1.2%). In no case will the annual credited interest rate be less than 3.8%.

                    Repayments on the loan will be allocated among the funding options according to current Net Premium Payment allocations. However, the Company maintains the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. The Loan Account Value will be reduced by the amount of any loan repayment.

                    A Policy loan, whether or not repaid, will affect the proceeds payable upon the Insured's death and the Accumulation Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Accumulation Value. The longer a loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

SETTLEMENT OPTIONS


                    Proceeds in the form of Settlement Options may be payable by the Company at the Beneficiary's election upon the Insured's death, or while the Insured is alive, upon election by the Owner of one of the Settlement Options which the Company may make available through the addition of a rider.


                    A written request may be made to elect, change, or revoke a Settlement Option before payments begin under any Settlement Option. This request must be in form satisfactory to the Company, and will take effect upon its receipt at the Corporate Variable Products Service Center. Payments after the first payment will be made on the first day of each month.


                    Examples of possible Settlement Options are:


                    FIRST OPTION -- Payments for a stated number of years.

                    SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for a specified number of months;

                    THIRD OPTION -- Payment of interest annually on the sum left with the Company at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                    FOURTH OPTION -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

                    ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement offered by the Company at the time the request is made.

ADDITIONAL INSURANCE BENEFIT

                    The Policy can be issued with an Additional Insurance Benefit as a portion of the total Death Benefit. The benefit provides annually renewable term life insurance on the life of the Insured. This benefit is excluded from the Specified Amount when calculating the charges and fees for the Policy and when calculating the Guideline Annual Premium.

                    The cost of the benefit is added to the Monthly Deduction, and is dependent on the attained age, years since issue, risk class and gender classification. The Company may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed cost of insurance rate for the benefit for that Policy Year.

                    The benefit provides a vehicle for a Policy Owner to increase the insurance protection under the Policy.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only where the Insured is below the age of 75.

                    SHORT-TERM RIGHT TO CANCEL THE POLICY

                    A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy and notice of withdrawal right are received, unless otherwise stipulated by state law requirements, or within 45 days after the application for the Policy is signed, whichever occurs later. The Initial Premium Payment made when the Policy is issued will be held in the CIGNA VP Money Market Fund of the Variable Account and not allocated to any other Variable Sub-Accounts even if the Policy Owner may have so directed until the latest of (a) the fifteenth day after the Policy and notice of withdrawal right are mailed to the Owner, if the state law Right-to-Examine Period is 10 days after the Policy and notice of withdrawal right are received by the Owner (the twenty-fifth day, if the state law Right-to-Examine Period is 20 days, or the thirty-fifth day, if the state law Right-to-Examine Period is 30 days), or (b) the forty-sixth day after the application for the Policy is signed by the Owner. If the Policy is returned for cancellation in a timely fashion, the refund of premiums paid, without interest, will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears.

                    POLICY OWNER

                    While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

                    The Policy Owner may name a new Policy Owner while the Insured is living. Any such change in ownership must be in a written form satisfactory to the Company and recorded at the Corporate Variable Products Service Center. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

                    If the Policy Owner is other than the Insured and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

                    BENEFICIARY

                    The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

                    The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Corporate Variable Products Service Center. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action taken by the Company before it was recorded.

                    If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insured, the death proceeds shall be paid to the Policy Owner or the Policy Owner's executor(s), administrator(s) or assigns.

                    RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                    The Policy Owner may, within the first two Policy Years, exchange the Policy for a flexible premium adjustable life insurance policy then being offered by the Company's Corporate Insurance Department. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Issue Date. No evidence of insurability will be required.

                    The Policy Owner, the Insured and the Beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a Death Benefit on the exchange date not more than the Death Benefit of the original Policy immediately prior to the exchange date. The new policy will have the same Issue Date and Issue Age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

                    INCONTESTABILITY

                    The Company will not contest payment of the death proceeds based on the Initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Issue Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the death proceeds based on such an increase after it has been in force during the Insured's lifetime for two years from its effective date.

                    MISSTATEMENT OF AGE

                    The Company will adjust the Death Benefit and Accumulation Value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary. The process will begin with the recalculation based on the rates in effect on the Issue Date. Each succeeding recalculation will be based on the rates in effect on the corresponding monthly anniversary.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Issue Date, the Company will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

TAX MATTERS

                    The following discussion is general and is not intended as tax advice. Counsel and other competent advisers should be consulted for more complete information. This discussion is based on the Company's understanding of Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                    POLICY PROCEEDS

                    Section 7702 of the Code provides a definition of a life insurance policy for federal tax purposes. This definition can be satisfied by complying with either the cash value test or the guideline premium test set forth in Section 7702. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a Policy are excludable from gross income of the Beneficiary under Section 101 of the Code. However, if a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not afford the tax advantage normally provided by a life insurance policy.

                    A life insurance policy may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided under the Policy. The premium limitation rules for determining whether a Policy is a modified endowment contract are extremely complex. In general, however, Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59 1/2 or disabled.

                    It may not be advantageous to replace existing insurance with Policies described in this Prospectus. It may also be disadvantageous to purchase a Policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy.

                    The Policies offered by this Prospectus may or may not be issued as modified endowment contracts. If a Policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a modified endowment contract as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code. Because the Policy provides for flexible Premium Payments, the Company will monitor whether additional Premium Payments or other changes result in a Policy's becoming a modified endowment contract.

                    In addition to meeting the tests required under Section 7702 and Section 7702A, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Treasury regulation 1.817-5 issued by the Secretary of the Treasury set the standards for measuring the adequacy of this diversification. Generally, no more than 55 percent of the value of the total assets may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. U.S. Treasury Securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply. A variable life insurance policy that is not adequately diversified under these regulations would not be treated as life insurance under Section 7702 of the Code. The Company believes the Variable Account investments meet the applicable diversification standards.

                    Should the Secretary of the Treasury issue additional rules or regulations limiting the number of funds, transfers between funds, exchanges of funds or changes in investment objectives of funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

                    A total surrender or termination of the Policy by lapse, a change in the Specified Amount, payment of Additional Premiums, a Policy Loan, a change in Death Benefit Option, the exchange of a Policy for a fixed-benefit policy, or the assignment of a Policy may have adverse tax consequences. If the amount received by the Policy Owner upon surrender or termination plus total Policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                    Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

                    TAXATION OF THE COMPANY

                    The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units.

                    The Company does not initially expect to incur any Federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

                    The Company may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                    SECTION 848 CHARGES


                    The premium load is assessed to cover state taxes, federal income tax liabilities and a portion of the sales expenses incurred by the Company. The Company estimates that the portion of the premium load other than for sales expenses is made up of 2.25% for state taxes and 1.25% for the additional federal income tax burden under Section 848 of the Code relating to the tax treatment of deferred acquisition costs. The 1.25% charge for federal income tax liabilities is reasonable in relation to the Company's increased taxes under this Section of the Code. A


OTHER MATTERS

                    DIRECTORS AND OFFICERS OF THE COMPANY


                    The following persons are Directors and Officers of the Company. The address of each is 900 Cottage Grove Road, Hartford, CT 06152 and each has been employed by the Company or its affiliates for more than five years except Mr. Jones, Mr. DellaVolpe and Mr. Pacy. Prior to February 1994, Mr. Jones was Executive Vice President, Chief Administrative Officer, Chief Operating Officer and Director, NAC Re Corporation and NAC Reinsurance Corporation (Chief Operating Officer of NAC Re Corporation beginning June 1993). Prior to 1997, Mr. DellaVolpe was Manager, Coopers & Lybrand. Prior to January 1995, Mr. Pacy was Senior Manager-IT Infrastructure and Technology Management Officer, Digital Equipment Corporation.



                                       POSITIONS AND OFFICES
             NAME                         WITH THE COMPANY
------------------------------  ------------------------------------
Thomas C. Jones                 President
                                (Principal Executive Officer)
John Wilkinson                  Vice President and Actuary
                                (Principal Financial Officer)
Dominic A. DellaVolpe           Assistant Vice President
                                (Principal Accounting Officer)
David C. Kopp                   Corporate Secretary
Andrew G. Helming               Secretary
Stephen C. Stachelek            Vice President and Treasurer
H. Edward Hanway                Director and Chairman of the Board
Harold W. Albert                Director

                                       POSITIONS AND OFFICES
             NAME                         WITH THE COMPANY
------------------------------  ------------------------------------
Robert W. Burgess               Director
John G. Day                     Director and Chief Counsel
Joseph M. Fitzgerald            Director and Senior Vice President
Carol M. Olsen                  Director and Senior Vice President
John E. Pacy                    Director and Senior Vice President
Patricia L. Rowland             Director and Senior Vice President
W. Allen Schaffer, M.D.         Director and Senior Vice President
Marc L. Preminger               Director, Senior Vice President and
                                Chief Financial Officer


                    DISTRIBUTION OF POLICIES


                    The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the Company's principal underwriter, CIGNA Financial Services, Inc. ("CFS"), whose address is 280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.


                    Gross first year commissions paid by the Company, on the sale of the Policies will not exceed 40% of one Guideline Annual Premium, plus 3% of any Premium Payment in excess of the Guideline Annual Premium. Gross renewal commissions paid by the Company will not exceed 3% of Premium Payments, plus 25% of any increase in Guideline Annual Premium.

                    CHANGES OF INVESTMENT POLICY

                    The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

                    OTHER CONTRACTS ISSUED BY THE COMPANY

                    The Company does presently and will, from time to time, offer other variable annuity contracts and variable life insurance policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                    STATE REGULATION

                    The Company is subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the Connecticut Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    REPORTS TO POLICY OWNERS

                    The Company maintains Policy records and will mail to each Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each Sub-Account of the Variable Account, and any Loan Account Value.

                    Policy Owners will also be sent annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the Funds to the extent required by the 1940 Act.

                    In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in Death Benefit Option, changes in future premium allocation, transfers among Sub-Accounts, Premium Payments, loans, loan repayments, reinstatement and termination.

                    ADVERTISING

                    The Company is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Policies. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    LEGAL PROCEEDINGS


                    There are no material legal or administrative proceedings pending or known to be contemplated, other than ordinary routine litigation incidental to the business, to which the Company and the Variable Account are parties or to which any of their property is subject. The principal underwriter, CFS, is not engaged in any material litigation of any nature.


                    EXPERTS

                    Actuarial opinions regarding Deferred Acquisition Cost Tax (DAC Tax) and Mortality and Expense Charges included in this Prospectus have been rendered by Timothy J. Luedtke, FSA, 900 Cottage Grove Road, Hartford, CT 06152, as stated in the opinions filed as Exhibits to the Registration Statement given on the authority of Mr. Luedtke as an expert in actuarial matters. An actuarial opinion regarding the representativeness of illustrations in this Prospectus has been rendered by Ian Glew, FSA, MAAA, 900 Cottage Grove Road, Hartford, CT 06152, as stated in the opinion filed as an Exhibit to the Registration Statement given on his authority as an expert in actuarial matters.

                    Legal matters in connection with the Policies described herein are being passed upon by Mark A. Parsons, Esq., Chief Counsel, CIGNA Retirement & Investment Services,
                    900 Cottage Grove Road, Hartford, CT 06152, in the opinion filed as an Exhibit to the Registration Statement given on his authority as an expert in these matters.

                    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 included in this Prospectus as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 1997 and the Statement of Operations and the Statement of Changes in Net Assets for the period ended December 31, 1997 have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


                    YEAR 2000



                    Variable Life Account 02 is a Connecticut General Life Insurance Company (the Company) "separate account" established under Connecticut insurance law. The Company is highly dependent on automated systems and systems applications in conducting its ongoing operations. If these systems were unable to process data accurately because of failing to be Year 2000 ready, these activities (including the processing of transactions and other normal business activities for Account 02) would be interrupted and could have a material adverse effect on the Company's results of operations. By the beginning of 1999, the Company expects to substantially complete modifications or replacement of systems to ensure Year 2000 readiness, with the remainder being completed by the end of 1999. The Company is utilizing both internal and external resources to meet this timetable. The costs of these efforts are not expected to have a material adverse effect on results of operations.



                    In addition, the Company has relationships with various third-party entities in its ordinary course of business. For example, the Company receives data from clients; depends on others, such as third-party administrators and banks, for services; and bears credit risk on others, such as entities in which the Company invests. The Company is assessing and attempting to mitigate its risks with respect to the failure of these entities to be Year 2000 ready. The effect, if any, on the Company's results of operation from the failure of these entities to be Year 2000 ready is not reasonably estimable.


                    FINANCIAL STATEMENTS


                    There follow the consolidated balance sheets of the Company and its subsidiaries as of December 31, 1997 and 1996 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 1997, 1996 and 1995. They should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.



                    There also follow the Statement of Assets and Liabilities of the Variable Account at December 31, 1997 and related Statement of Operations and Statement of Changes in Net Assets for the period ended December 31, 1997. The Variable Account commenced operation on December 24, 1996.

                      One Financial Plaza              Telephone 860 240 2000
                      Hartford, CT 06103

PRICE WATERHOUSE LLP                                                   [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

February 10, 1998

To the Board of Directors and Shareholder of Connecticut General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and retained earnings and of cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP

                            CONNECTICUT GENERAL LIFE

                               INSURANCE COMPANY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

                            Opinion furnished by PW.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
-----------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                           1997       1996       1995
-----------------------------------------------------------------------------------------------------

REVENUES
Premiums and fees...................................................  $   5,376  $   5,314  $   4,998
Net investment income...............................................      3,139      3,199      3,138
Realized investment gains (losses)..................................         45         37         (7)
Other revenues......................................................         10          9          9
                                                                      ---------  ---------  ---------
    Total revenues..................................................      8,570      8,559      8,138
                                                                      ---------  ---------  ---------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses............................      5,917      6,069      5,892
Policy acquisition expenses.........................................        122        143        127
Other operating expenses............................................      1,618      1,477      1,358
                                                                      ---------  ---------  ---------
    Total benefits, losses and expenses.............................      7,657      7,689      7,377
                                                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAXES..........................................        913        870        761
                                                                      ---------  ---------  ---------
Income taxes (benefits):
  Current...........................................................        347        394        301
  Deferred..........................................................        (49)       (81)       (44)
                                                                      ---------  ---------  ---------
    Total taxes.....................................................        298        313        257
                                                                      ---------  ---------  ---------
NET INCOME..........................................................        615        557        504
Dividends declared..................................................       (400)      (600)      (252)
Retained earnings, beginning of year................................      3,177      3,220      2,968
-----------------------------------------------------------------------------------------------------
RETAINED EARNINGS, END OF YEAR......................................  $   3,392  $   3,177  $   3,220
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

------------------------------------------------------------------------------------------------
(IN MILLIONS)
------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                               1997       1996
------------------------------------------------------------------------------------------------

ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost, $20,962; $19,882)......  $  22,323  $  20,816
  Mortgage loans..........................................................     10,090     10,152
  Equity securities, at fair value (cost, $75; $59).......................         54         41
  Policy loans............................................................      7,146      7,133
  Real estate.............................................................        749      1,025
  Other long-term investments.............................................        166        193
  Short-term investments..................................................        173        417
                                                                            ---------  ---------
      Total investments...................................................     40,701     39,777
Cash and cash equivalents.................................................        923         --
Accrued investment income.................................................        602        619
Premiums and accounts receivable..........................................        811        817
Reinsurance recoverables..................................................      1,271      1,303
Deferred policy acquisition costs.........................................        834        780
Property and equipment, net...............................................        291        276
Current income taxes......................................................         67         12
Deferred income taxes, net................................................        653        639
Goodwill..................................................................        474        488
Other assets..............................................................        209        249
Separate account assets...................................................     29,217     22,555
------------------------------------------------------------------------------------------------
      Total assets........................................................  $  76,053  $  67,515
------------------------------------------------------------------------------------------------
                                                                            --------------------
LIABILITIES
Contractholder deposit funds..............................................  $  30,449  $  29,621
Future policy benefits....................................................      8,224      8,187
Unpaid claims and claim expenses..........................................      1,225      1,170
Unearned premiums.........................................................        260        200
                                                                            ---------  ---------
      Total insurance and contractholder liabilities......................     40,158     39,178
Accounts payable, accrued expenses and other liabilities..................      2,428      1,808
Separate account liabilities..............................................     29,021     22,365
------------------------------------------------------------------------------------------------
      Total liabilities...................................................     71,607     63,351
------------------------------------------------------------------------------------------------
CONTINGENCIES -- NOTE 12
SHAREHOLDER'S EQUITY
Common stock (6 shares outstanding).......................................         30         30
Additional paid-in capital................................................        766        766
Net unrealized appreciation on investments................................        256        188
Net translation of foreign currencies.....................................          2          3
Retained earnings.........................................................      3,392      3,177
------------------------------------------------------------------------------------------------
      Total shareholder's equity..........................................      4,446      4,164
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity..........................  $  76,053  $  67,515
------------------------------------------------------------------------------------------------
                                                                            --------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

---------------------------------------------------------------------------------------------------
(IN MILLIONS)
---------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                         1997       1996       1995
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income........................................................  $     615  $     557  $     504
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Insurance liabilities...........................................         78         57        (90)
  Reinsurance recoverables........................................         68        (11)     1,201
  Premiums and accounts receivable................................        106         77         32
  Deferred income taxes, net......................................        (49)       (82)       (44)
  Other assets....................................................        (54)        43        (14)
  Deferred policy acquisition costs...............................        (97)       (92)        12
  Accounts payable, accrued expenses, other liabilities and
   current income taxes...........................................         41       (113)       212
  Depreciation and goodwill amortization..........................         88         94         89
  Other, net......................................................        (99)      (151)       (79)
                                                                    ---------  ---------  ---------
    Net cash provided by operating activities.....................        697        379      1,823
                                                                    ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
  Fixed maturities................................................      1,583      1,589      1,070
  Mortgage loans..................................................        807        640        383
  Equity securities...............................................         14         13        119
  Real estate.....................................................        401        345        299
  Other (primarily short-term investments)........................      6,447      3,613      2,268
Investment maturities and repayments:
  Fixed maturities................................................      2,394      2,634      2,234
  Mortgage loans..................................................        601        630        420
Investments purchased:
  Fixed maturities................................................     (4,339)    (3,834)    (4,439)
  Mortgage loans..................................................     (1,426)    (1,300)    (1,908)
  Equity securities...............................................         (9)        (3)       (20)
  Policy loans....................................................        (13)      (207)    (2,129)
  Other (primarily short-term investments)........................     (6,296)    (3,930)    (2,334)
  Other, net......................................................       (102)       (94)      (119)
                                                                    ---------  ---------  ---------
    Net cash provided by (used in) investing activities...........         62         96     (4,156)
                                                                    ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder deposit funds:
  Deposits and interest credited..................................      7,634      7,260      7,489
  Withdrawals and benefit payments................................     (7,023)    (7,135)    (4,985)
Dividends paid to parent..........................................       (400)      (600)      (252)
Other, net........................................................        (47)        --          1
                                                                    ---------  ---------  ---------
      Net cash provided by (used in) financing activities.........        164       (475)     2,253
---------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents..............        923         --        (80)
Cash and cash equivalents, beginning of year......................         --         --         80
---------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year............................  $     923  $      --  $      --
---------------------------------------------------------------------------------------------------
                                                                    -------------------------------
Supplemental Disclosure of Cash Information:
  Income taxes paid, net of refunds...............................  $     402  $     385  $     211
  Interest paid...................................................  $       5  $       7  $       7
---------------------------------------------------------------------------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS

  Connecticut General Life Insurance Company and its subsidiaries (the Company) provide insurance and related financial services throughout the United States and in many locations worldwide. Principal products and services include group life and health insurance, individual life insurance and annuity products, and retirement and investment products and services. The Company is a wholly-owned subsidiary of Connecticut General Corporation, which is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  A) BASIS OF PRESENTATION: The consolidated financial statements include the accounts of the Company and all significant subsidiaries. These consolidated financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding medical costs and interest rates, that affect the recorded amounts. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior years' amounts to conform with the 1997 presentation.

  B) RECENT ACCOUNTING PRONOUNCEMENTS: In 1997, the Financial Accounting Standards Board (FASB) issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", which could change the way segments are structured and require additional segment disclosure. Although the Company has not determined the timing of implementation of this pronouncement, it will be adopted no later than the required implementation date of December 31, 1998.

  The American Institute of Certified Public Accountants issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" in 1997. SOP 97-3 provides guidance on the recognition and measurement of liabilities for guaranty fund and other insurance-related assessments. Implementation is required by the first quarter of 1999, with the cumulative effect of adopting the SOP reflected in net income in the year of adoption. The Company has not determined the effect or timing of implementation of this pronouncement.

  In 1996, the Company implemented Statement of Financial Accounting Standards
(SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 121 requires write-down to fair value when long-lived assets to be held and used are impaired. Long-lived assets to be disposed of, including real estate held for sale, must be carried at the lower of cost or fair value less costs to sell. Depreciation of assets to be disposed of is prohibited. The effect of implementing SFAS No. 121 was not material to the Company.

  C) FINANCIAL INSTRUMENTS: In the normal course of business, the Company enters into transactions involving various types of financial instruments, including investments such as fixed maturities and equity securities and off-balance sheet financial instruments such as investment and loan commitments and financial guarantees. These instruments are subject to risk of loss due to interest rate and market fluctuations and most have credit risk. The Company evaluates and monitors each financial instrument individually and, where appropriate, uses certain derivative instruments or obtains collateral or other forms of security to minimize risk of loss.

  Financial instruments that are subject to fair value disclosure requirements (insurance contracts, real estate, goodwill and taxes are excluded) are carried in the financial statements at amounts that approximate fair value, except for Mortgage Loans and Contractholder Deposit Funds (non-insurance products). For these financial instruments, the fair value was not materially different from the carrying amount as of December 31, 1997 and 1996. Fair values of off-balance sheet financial instruments as of December 31, 1997 and 1996 were not material.

  Fair values for financial instruments are estimates that, in many cases, may differ significantly from the amounts that could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments with comparable terms and credit quality. The fair value of liabilities for contractholder deposit funds was estimated using the amount payable on demand, and for those not payable on demand, discounted cash flow analyses.

  D) INVESTMENTS: Investments in fixed maturities, which are classified as available-for-sale, include bonds, asset-backed securities, including collateralized mortgage obligations (CMOs), and redeemable preferred stocks. Fixed maturities are carried at fair value, with unrealized appreciation or depreciation included in Shareholder's Equity. Fixed maturities are considered impaired and written down to fair value when a decline in value is considered to be other than temporary.

  Mortgage loans are carried principally at unpaid principal balances, net of valuation reserves. Mortgage loans are considered impaired when it is probable that the Company will not collect all amounts according to the contractual terms of the loan agreement. If impaired, a valuation reserve is utilized to record any change in the fair value of the underlying collateral below the carrying value of the mortgage loan.

  Fixed maturities and mortgage loans that are delinquent or restructured to modify basic financial terms, typically to reduce the interest rate and, in certain cases, extend the term, are placed on non-accrual status. Net investment income on such investments is recognized only when payment is received.

  Real estate investments are either held for the production of income or held for sale. Real estate investments held for the production of income are carried at depreciated cost less any write-downs to fair value. Depreciation is generally calculated using the straight-line method based on the estimated useful lives of these assets.

  Real estate investments held for sale are generally those which are acquired through the foreclosure of mortgage loans. The Company's policy is to rehabilitate, re-lease and sell foreclosed properties, which generally takes two to four years. At the time of foreclosure, properties are valued at fair value less estimated costs to sell and reclassified from mortgage loans to real estate held for sale. Subsequent to foreclosure, these investments are carried at the lower of cost or current fair value less estimated costs to sell and are no longer depreciated. Adjustments to the carrying value as a result of changes in fair value subsequent to foreclosure are recorded as valuation reserves. The Company considers several methods in determining fair value for real estate, with emphasis placed on the use of discounted cash flow analyses and, in some cases, the use of third-party appraisals.

  Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value, with unrealized appreciation or depreciation included in Shareholder's Equity. Short-term investments are carried at fair value, which approximates cost. Equity securities and short-term investments are classified as available for sale.

  Policy loans are generally carried at unpaid principal balances.

  Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves. Realized investment gains and losses do not include amounts attributable to experience-rated pension policyholders' contracts and participating life policies (policyholder share). Realized investment gains and losses are based upon specific identification of the investment assets.

  Unrealized investment gains and losses for investments carried at fair value are included in Shareholder's Equity net of policyholder-related amounts and deferred income taxes.

  See Note 4(F) for a discussion of the Company's accounting policies for derivative financial instruments.

  E) CASH AND CASH EQUIVALENTS: Short-term investments with a maturity of three months or less at the time of purchase are reported as cash equivalents.

  F) REINSURANCE RECOVERABLES: Reinsurance recoverables are estimates of amounts to be received from reinsurers, including amounts under reinsurance agreements with affiliated companies. Allowances are established for amounts estimated to be uncollectible.

  G) DEFERRED POLICY ACQUISITION COSTS: Acquisition costs consist of commissions, premium taxes and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs for universal life products and contractholder deposit funds are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts. Acquisition costs for annuity and other individual life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income. If such costs are estimated to be unrecoverable, they are expensed unless such costs are estimated to be unrecoverable as a result of treating unrealized investment gains and losses as though they had been realized. In these cases a deferred acquisition cost valuation allowance may be established or adjusted, with a comparable offset in net unrealized appreciation (depreciation).

  H) PROPERTY AND EQUIPMENT: Property and equipment are carried at cost less accumulated depreciation. When applicable, cost includes interest and real estate taxes incurred during construction and other construction-related costs. Depreciation is calculated principally on the straight-line method based on the estimated useful lives of the assets. Accumulated depreciation was $448 million and $427 million at December 31, 1997 and 1996, respectively.

  I) OTHER ASSETS: Other Assets consists of various insurance-related assets, principally ceded unearned premiums, reinsurance deposits and other amounts due from affiliated companies.

  J) GOODWILL: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Goodwill is amortized on systematic bases over periods, not exceeding 40 years, that correspond with the benefits estimated to be derived from the acquisitions. The Company evaluates the carrying amount of goodwill by analyzing historical and estimated future income and undiscounted estimated cash flows of the related businesses. Goodwill is written down when impaired. Amortization periods are revised if it is estimated that the remaining period of benefit of the goodwill has changed. Accumulated amortization was $113 million and $99 million at December 31, 1997 and 1996, respectively.

  K) SEPARATE ACCOUNTS: Separate account assets and liabilities are principally carried at market value and represent policyholder funds maintained in accounts having specific investment objectives. The investment income, gains and losses of these accounts generally accrue to the policyholders and, therefore, are not included in the Company's revenues and expenses.

  L) CONTRACTHOLDER DEPOSIT FUNDS: Liabilities for Contractholder Deposit Funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges and, for universal life fund balances, mortality charges.

  M) FUTURE POLICY BENEFITS: Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed using premium assumptions for group annuity policies and the net level premium method for individual life policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 11%, generally graded down from 1 to 20 years. Mortality, morbidity, and withdrawal assumptions are based on either the Company's own experience or various actuarial tables.

  N) UNPAID CLAIMS AND CLAIM EXPENSES: Liabilities for unpaid claims and claim expenses are estimates of payments to be made on reported and incurred but not reported insurance claims.

  O) UNEARNED PREMIUMS: Premiums for group life and accident and health insurance are reported as earned on a pro rata basis over the contract period. The unexpired portion of these premiums is recorded as Unearned Premiums.

  P) OTHER LIABILITIES: Other Liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that can be reasonably estimated.

  Q) TRANSLATION OF FOREIGN CURRENCIES: Foreign operations primarily utilize the local currencies as their functional currencies, and assets and liabilities are translated at the rates of exchange as of the balance sheet date. The translation gain or loss on such functional currencies, net of applicable taxes, is generally reflected in Shareholder's Equity. Revenues and expenses are translated at the average rates of exchange prevailing during the year.

  R) PREMIUM AND FEES, REVENUES AND RELATED EXPENSES: Premiums for group life and accident and health insurance are recognized as revenue on a pro-rata basis over their contract periods. Benefits, losses and settlement expenses are recognized when incurred.

  Premiums for individual life insurance as well as individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

  Revenues for universal life products consist of net investment income and mortality, administration and surrender fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting universal life products and is recognized as earned. Fees for mortality are recognized ratably over the policy year. Administration fees are recognized as services are provided, and surrender charges are recognized as earned. Benefit expenses for universal life products consist of benefit claims in excess of fund balances, which are recognized when claims are filed, and amounts credited in accordance with contract provisions.

  Revenues for investment-related products consist of net investment income and contract fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting investment-related products and is recognized as earned. Contract fees are based upon related administrative expenses and are assessed ratably over the contract year. Benefit expenses for investment-related products primarily consist of amounts credited in accordance with contract provisions.

  S) PARTICIPATING BUSINESS: Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in a portion of the earnings of the Company's business. The participating insurance in force accounted for approximately 7% of total life insurance in force at December 31, 1997, 1996 and 1995.

  T) INCOME TAXES: The Company and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. In accordance with a tax sharing agreement with CIGNA, the provision for federal income tax is computed as if the Company were filing a separate federal income tax return, except that benefits arising from tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in CIGNA's consolidated federal income tax provision.

  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes. See
Note 7 for additional information.

NOTE 3 -- DISPOSITION

  As of January 1, 1998, the Company sold its individual life insurance and annuity businesses for cash proceeds of $1.4 billion. The sale resulted in an after-tax gain of approximately $800 million. Since the principal agreement to sell these businesses is in the form of an indemnity reinsurance arrangement, approximately $575 million of the gain will be deferred and amortized over future periods at the rate that earnings from the businesses sold would have been expected to emerge. Revenues for these businesses were $972 million, $926 million and $865 million for the years ended December 31, 1997, 1996 and 1995, respectively, and net income was $102 million, $67 million and $74 million for the same periods. The Company paid a dividend of $1.4 billion to its parent in January 1998, having received prior approval of both the disposition and the dividend from the Connecticut Insurance Department (the Department).

NOTE 4 -- INVESTMENTS

  A) FIXED MATURITIES: Fixed maturities are net of cumulative write-downs of $36 million and $95 million, including policyholder share, as of December 31, 1997 and 1996, respectively.

  The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, as of December 31, 1997 were as follows:

------------------------------------------------------------------------------------------------
                                                                            Amortized       Fair
(IN MILLIONS)                                                                    Cost      Value
------------------------------------------------------------------------------------------------
Due in one year or less..................................................   $   1,114  $   1,139
Due after one year through five years....................................       5,768      5,949
Due after five years through ten years...................................       4,734      4,998
Due after ten years......................................................       3,093      3,680
Asset-backed securities..................................................       6,253      6,557
------------------------------------------------------------------------------------------------
Total....................................................................   $  20,962  $  22,323
------------------------------------------------------------------------------------------------
                                                                           ---------------------

  Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Also, the Company may extend maturities in some cases.

  Gross unrealized appreciation (depreciation) for fixed maturities, including policyholder share, by type of issuer was as follows:

-----------------------------------------------------------------------------------------------------
                                                                   December 31, 1997
-----------------------------------------------------------------------------------------------------
                                                     Amortized   Unrealized     Unrealized       Fair
(IN MILLIONS)                                             Cost  Appreciation  Depreciation      Value
-----------------------------------------------------------------------------------------------------
Federal government bonds.........................   $   1,361    $     294     $      --    $   1,655
State and local government bonds.................         178           22            (2)         198
Foreign government bonds.........................         143            7            (1)         149
Corporate securities.............................      13,027          860          (123)      13,764
Asset-backed securities..........................       6,253          317           (13)       6,557
-----------------------------------------------------------------------------------------------------
Total............................................   $  20,962    $   1,500     $    (139)   $  22,323
-----------------------------------------------------------------------------------------------------
                                                   --------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                   December 31, 1996
-----------------------------------------------------------------------------------------------------
                                                     Amortized   Unrealized     Unrealized       Fair
(IN MILLIONS)                                             Cost  Appreciation  Depreciation      Value
-----------------------------------------------------------------------------------------------------
Federal government bonds.........................   $     475    $     160     $      --    $     635
State and local government bonds.................         174           13            (4)         183
Foreign government bonds.........................         121            6            --          127
Corporate securities.............................      13,310          742          (148)      13,904
Asset-backed securities..........................       5,802          226           (61)       5,967
-----------------------------------------------------------------------------------------------------
Total............................................   $  19,882    $   1,147     $    (213)   $  20,816
-----------------------------------------------------------------------------------------------------
                                                   --------------------------------------------------

  Asset-backed securities include investments in CMOs as of December 31, 1997 of $2.3 billion carried at fair value (amortized cost, $2.3 billion), compared with $2.2 billion carried at fair value (amortized cost, $2.1 billion) as of December 31, 1996. Certain of these securities are backed by Aaa/AAA-rated government agencies. All other CMO securities have high quality ratings through use of credit enhancements provided by subordinated securities or mortgage insurance from Aaa/AAA-rated insurance companies. CMO holdings are concentrated in securities with limited prepayment, extension and default risk, such as planned amortization class bonds. The Company's investments in interest-only and principal-only CMOs, which are subject to interest rate risk due to accelerated prepayments, represented approximately 0.1% of total CMO investments at December 31, 1997 and 1996.

  At December 31, 1997, contractual fixed maturity investment commitments were $188 million. The majority of investment commitments are for the purchase of investment grade fixed maturities, bearing interest at a fixed market rate, and require no collateral. These commitments are diversified by issuer and maturity date, and it is estimated that approximately 83% will be disbursed in 1998.

  B) MORTGAGE LOANS AND REAL ESTATE: The Company's mortgage loans and real estate investments are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and generally approximate 75% of the property's value at the time the original loan is made.

  At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                    1997       1996
------------------------------------------------------------------------------------------------
Mortgage Loans............................................................  $  10,090  $  10,152
                                                                            ---------  ---------
Real estate:
  Held for sale...........................................................        339        586
  Held for production of income...........................................        410        439
                                                                            ---------  ---------
Total real estate.........................................................        749      1,025
------------------------------------------------------------------------------------------------
Total.....................................................................  $  10,839  $  11,177
------------------------------------------------------------------------------------------------
                                                                            --------------------

  At December 31, mortgage loans and real estate investments comprised the following property types and geographic regions:

------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                    1997       1996
------------------------------------------------------------------------------------------------
Property type:
  Retail facilities.......................................................  $   4,227  $   4,453
  Office buildings........................................................      3,984      4,241
  Apartment buildings.....................................................      1,311      1,272
  Hotels..................................................................        498        665
  Other (primarily industrial)............................................        819        546
------------------------------------------------------------------------------------------------
Total.....................................................................  $  10,839  $  11,177
------------------------------------------------------------------------------------------------
                                                                            --------------------
Geographic region:
  Central.................................................................  $   3,484  $   3,452
  Pacific.................................................................      2,962      3,132
  Middle Atlantic.........................................................      1,821      1,920
  South Atlantic..........................................................      1,458      1,526
  New England.............................................................      1,114      1,147
------------------------------------------------------------------------------------------------
Total.....................................................................  $  10,839  $  11,177
------------------------------------------------------------------------------------------------
                                                                            --------------------

MORTGAGE LOANS

  At December 31, 1997, scheduled mortgage loan maturities were as follows: 1998 -- $0.7 billion; 1999 -- $1.1 billion; 2000 -- $1.3 billion; 2001 -- $1.1 billion; 2002 -- $1.7 billion; and $4.2 billion thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced. During 1997 and 1996, the Company refinanced at current market rates approximately $135 million and $477 million, respectively, of its mortgage loans relating to borrowers that were unable to obtain alternative financing.

  At December 31, 1997, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $167 million, all of which were at a fixed market rate of interest. These commitments expire within six months, and are diversified by property type and geographic region.

  At December 31, 1997, the Company's impaired mortgage loans were $375 million, including $152 million before valuation reserves totaling $44 million, and $223 million which had no valuation reserves. At December 31, 1996, the Company's impaired mortgage loans were $814 million, including $442 million before valuation reserves totaling $94 million, and $372 million which had no valuation reserves.

  During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

---------------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                           1997         1996
---------------------------------------------------------------------------------------------------------
Reserve balance -- January 1...................................................   $      94    $      82
Transfers to foreclosed real estate............................................         (30)         (29)
Charge-offs upon sales.........................................................         (47)         (19)
Net increase in valuation reserves.............................................          27           60
---------------------------------------------------------------------------------------------------------
Reserve balance -- December 31.................................................   $      44    $      94
---------------------------------------------------------------------------------------------------------
                                                                                             ------------

  During 1997 and 1996, impaired mortgage loans, before valuation reserves, averaged approximately $597 million and $852 million, respectively. Interest income recorded and cash received on these loans were approximately $34 million and $73 million in 1997 and 1996, respectively.

REAL ESTATE

  During 1997, 1996 and 1995, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which totaled $81 million, $107 million and $144 million, respectively.

  Valuation reserves and cumulative write-downs related to real estate, including policyholder share, were $169 million and $273 million as of December 31, 1997 and 1996, respectively.

  Net income for 1997 and 1996 included net investment income of $9 million and $19 million, respectively, for real estate held for sale. Write-downs upon foreclosure and changes in valuation reserves were not material for 1997 and 1996.

  C) SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS: Short-term investments and cash equivalents, in the aggregate, primarily included debt securities, principally corporate securities of $520 million and federal government securities of $443 million at December 31, 1997 and, for 1996, principally corporate securities of $418 million.

  D) NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS: Unrealized appreciation (depreciation) for investments carried at fair value as of December 31 was as follows:

--------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                      1997       1996
--------------------------------------------------------------------------------------------------
Unrealized appreciation:
  Fixed maturities..........................................................  $   1,500  $   1,147
  Equity securities.........................................................          8          8
                                                                              ---------  ---------
                                                                                  1,508      1,155
                                                                              ---------  ---------
Unrealized depreciation:
  Fixed maturities..........................................................       (139)      (213)
  Equity securities.........................................................        (29)       (26)
                                                                              ---------  ---------
                                                                                   (168)      (239)
                                                                              ---------  ---------
Less policyholder-related amounts...........................................        931        610
                                                                              ---------  ---------
Shareholder net unrealized appreciation.....................................        409        306
Less deferred income taxes..................................................        153        118
--------------------------------------------------------------------------------------------------
Net unrealized appreciation.................................................  $     256  $     188
--------------------------------------------------------------------------------------------------
                                                                              --------------------

  Net unrealized appreciation (depreciation) for investments carried at fair value is included as a separate component of Shareholder's Equity, net of policyholder-related amounts and deferred income taxes. The net unrealized appreciation (depreciation) for these investments, primarily fixed maturities, during 1997, 1996 and 1995 was $68 million, ($288) million and $542 million, respectively.

  E) NON-INCOME PRODUCING INVESTMENTS: At December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding 12 months were as follows:

-----------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                         1997       1996
-----------------------------------------------------------------------------------------------------
Fixed maturities...............................................................  $      28  $      52
Mortgage loans.................................................................         --         14
Real estate....................................................................        141        172
-----------------------------------------------------------------------------------------------------
Total..........................................................................  $     169  $     238
-----------------------------------------------------------------------------------------------------
                                                                                 --------------------

  F) DERIVATIVE FINANCIAL INSTRUMENTS: The Company's investment strategy is to manage the characteristics of investment assets, such as duration, yield, currency and liquidity, to reflect the underlying characteristics of the related insurance and contractholder liabilities, which vary among the Company's principal product lines. In connection with this investment strategy, the Company's use of derivative instruments, including interest rate and currency swaps, purchased options and futures contracts, is limited to hedging applications to minimize market risk.

  Hedge accounting treatment requires a probability of high correlation between the changes in the market value or cash flows of the derivatives and the hedged assets or liabilities. Under hedge accounting, the changes in market value or cash flows of the derivatives and the hedged assets or liabilities are recognized in net income in the same period. If the Company's use of derivatives does not qualify for hedge accounting treatment, the derivative is recorded at fair value and changes in its fair value are recognized in net income without considering changes in the hedged asset or liability.

  The Company routinely monitors, by individual counterparty, exposure to credit risk associated with swap and option contracts and diversifies the portfolio among approved dealers of high credit quality. Futures contracts are exchange-traded and, therefore, credit risk is limited since the exchange assumes the obligations. The Company manages legal risks by following industry standardized documentation procedures and by monitoring legal developments.

  Underlying contract, notional or principal amounts associated with derivatives at December 31 were as follows:

-----------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                         1997       1996
-----------------------------------------------------------------------------------------------------
Interest rate swaps............................................................  $     265  $     335
Currency swaps.................................................................        248        275
Purchased options..............................................................        833        632
Futures........................................................................         75         45
-----------------------------------------------------------------------------------------------------

  Under interest rate swaps, the Company agrees with other parties to periodically exchange the difference between variable rate and fixed rate asset cash flows to provide stable returns for related liabilities. The Company uses currency swaps (primarily Canadian dollars, pounds sterling and Swiss francs) to match the currency of investments to that of the associated liabilities. Under currency swaps, the parties exchange principal and interest amounts in two relevant currencies using agreed-upon exchange amounts.

  The net interest cash flows from interest rate and currency swaps are recognized currently as an adjustment to net investment income, and the fair value of these swaps is reported as an adjustment to the related investments.

  Using purchased options to reduce the effect of changes in interest rates or equity indexes on liabilities, the Company pays an up-front fee to receive cash flows from third parties when interest rates or equity indexes vary from specified levels. Purchased options that qualify for hedge accounting are recorded consistent with the related liabilities, at amortized cost plus adjustments based on current equity indexes, and income is reported as an adjustment to benefit expense. Purchased options are reported in other assets, and fees paid are amortized to benefit expense over their contractual periods. Purchased options with underlying notional amounts of $82 million and $112 million at December 31, 1997 and 1996, respectively, that are designated as hedges, but do not qualify for hedge accounting, are reported in other long-term investments at fair value with changes in fair value recognized as realized investment gains and losses.

  Interest rate futures are used to temporarily hedge against the changes in market values of bonds and mortgage loans to be purchased or sold. Under futures contracts, changes in the contract values are settled in cash daily with the exchange on which the instrument is traded. These changes in contract values are deferred and recorded as adjustments to the carrying value of the related bond or mortgage loan. Deferred gains and losses are amortized into net investment income over the life of the investments purchased or are recognized in full as realized investment gains and losses if investments are sold. Gains and losses on futures contracts deferred in anticipation of investment purchases were immaterial at December 31, 1997 and 1996.

  The effects of interest rate and currency swaps, purchased options and futures on the components of net income for 1997, 1996 and 1995 were not material.

  As of December 31, 1997 and 1996, the Company's variable interest rate investments consisted of approximately $0.7 billion and $1.3 billion of fixed maturities, respectively. As of December 31, 1997 and 1996, the Company's fixed interest rate investments consisted of $21.6 billion and $19.5 billion, respectively, of fixed maturities, and $10.1 billion and $10.2 billion, respectively, of mortgage loans.

  G) OTHER: As of December 31, 1997 and 1996, the Company had no concentration of investments in a single investee exceeding 10% of Shareholder's Equity.

NOTE 5 -- INVESTMENT INCOME AND GAINS AND LOSSES

  A) NET INVESTMENT INCOME: The components of net investment income, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1997       1996       1995
-----------------------------------------------------------------------------------------------------
Fixed maturities....................................................  $   1,648  $   1,647  $   1,663
Equity securities...................................................         10         --         15
Mortgage loans......................................................        885        921        866
Policy loans........................................................        532        548        499
Real estate.........................................................        118        227        301
Other long-term investments.........................................         47         23         33
Short-term investments..............................................         28         35         46
                                                                      ---------  ---------  ---------
                                                                          3,268      3,401      3,423
Less investment expenses............................................        129        202        285
-----------------------------------------------------------------------------------------------------
Net investment income...............................................  $   3,139  $   3,199  $   3,138
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  Net investment income attributable to policyholder contracts, which is included in the Company's revenues and is primarily offset by amounts included in Benefits, Losses and Settlement Expenses, was approximately $1.7 billion for 1997 and $1.8 billion for 1996 and 1995. Net investment income for separate accounts, which is not reflected in the Company's revenues, was $1.4 billion , $1.1 billion and $885 million for 1997, 1996 and 1995, respectively.

  As of December 31, 1997, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $143 million and $153 million, including restructured investments of $81 million and $137 million, respectively. As of December 31, 1996, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $160 million and $360 million, including restructured investments of $88 million and $304 million, respectively. If interest on these investments had been recognized in accordance with their original terms, net income would have been increased by $7 million, $15 million and $18 million in 1997, 1996 and 1995, respectively.

  B) REALIZED INVESTMENT GAINS AND LOSSES: Realized gains (losses) on investments, excluding policyholder share, for the year ended December 31 were as follows:

----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                     1997         1996         1995
----------------------------------------------------------------------------------------------------------------
Fixed maturities.........................................................   $      (3)   $      11    $     (10)
Equity securities........................................................           4            1            5
Mortgage loans...........................................................           4          (12)          (5)
Real estate..............................................................          28           15            4
Other....................................................................          12           22           (1)
                                                                                  ---          ---          ---
                                                                                   45           37           (7)
Income tax expenses (benefits)...........................................           8           17           (2)
----------------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)...................................   $      37    $      20    $      (5)
----------------------------------------------------------------------------------------------------------------
                                                                                           --------------------

  Realized investment gains and losses include impairments in the value of investments, net of recoveries, of $25 million, $40 million and $27 million in 1997, 1996 and 1995, respectively.

  Realized investment gains for separate accounts, which are not reflected in the Company's revenues, were $489 million, $305 million and $412 million for the years ended December 31, 1997, 1996 and 1995, respectively. Realized investment gains (losses) attributable to policyholder contracts, which also are not reflected in the Company's revenues, were $76 million, $82 million and ($6) million for the years ended December 31, 1997, 1996 and 1995, respectively.

  Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1997       1996       1995
-----------------------------------------------------------------------------------------------------
Proceeds from sales.................................................  $   3,978  $   4,236  $   1,667
Gross gains on sales................................................  $      66  $     146  $      78
Gross losses on sales...............................................  $     (21) $     (70) $     (53)
-----------------------------------------------------------------------------------------------------

NOTE 6 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

  The Department recognizes as net income and surplus (shareholder's equity) those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which may differ from generally accepted accounting principles. As of December 31, 1997, there were no permitted accounting practices utilized by the Company that were materially different from those prescribed by the Department.

  Capital stock of the Company at December 31, 1997 and 1996 consisted of 5,978,322 shares of common stock authorized, issued and outstanding (par value $5).

  The Company's statutory net income was $417 million, $611 million and $390 million for 1997, 1996 and 1995, respectively. Statutory surplus was $2.2 billion at December 31, 1997 and $2.1 billion at December 31, 1996. The Connecticut Insurance Holding Company Act limits the amount of annual dividends or other distributions available to shareholders of Connecticut insurance companies without the Department's prior approval. During 1997, the Company paid a total of $400 million in dividends to its parent, of which $100 million received prior approval from the Department in accordance with requirements. Under current law, the maximum dividend distribution that may be made by the Company during 1998 without prior approval is $548 million. The amount of restricted net assets as of December 31, 1997 was approximately $3.9 billion.

NOTE 7 -- INCOME TAXES

  The Company's net deferred tax asset of $653 million and $639 million as of December 31, 1997 and 1996, respectively, reflects management's belief that the Company's taxable income in future years will be sufficient to realize the net deferred tax asset based on the Company's earnings history and its future expectations. In determining the adequacy of future taxable income, management considered the future reversal of its existing taxable temporary differences and available tax planning strategies that could be implemented, if necessary.

  In accordance with the Life Insurance Company Income Tax Act of 1959, a portion of the Company's statutory income was not subject to current income taxation but was accumulated in an account designated Policyholders' Surplus Account. Under the Tax Reform Act of 1984, no further additions may be made to the Policyholders' Surplus Account for tax years ending after December 31, 1983. The balance in the account of approximately $450 million at December 31, 1997 would result in a tax liability of $158 million only if distributed to the shareholder or if the account balance exceeded a prescribed maximum. No income taxes have been provided on this amount because, in management's opinion, the likelihood that these conditions will be met is remote.

  CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service (IRS), and provisions are made in CIGNA's financial statements in anticipation of the results of these audits. CIGNA resolved all issues relative to the Company arising out of audits for 1991 through 1993, which resulted in an increase to net income of $13 million in 1997.

  In management's opinion, adequate tax liabilities have been established for all years.

  The tax effect of temporary differences which give rise to deferred income tax assets and liabilities as of December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                         1997       1996
-----------------------------------------------------------------------------------------------------
Deferred tax assets:
  Other insurance and contractholder liabilities...............................  $     400  $     387
  Employee and retiree benefit plans...........................................        196        177
  Investments, net.............................................................        262        228
  Other........................................................................         63         74
                                                                                       ---        ---
  Total deferred tax assets....................................................        921        866
                                                                                       ---        ---
Deferred tax liabilities:
  Policy acquisition expenses..................................................         38         21
  Depreciation.................................................................         77         88
  Unrealized appreciation on investments.......................................        153        118
Total deferred tax liabilities.................................................        268        227
-----------------------------------------------------------------------------------------------------
Net deferred income tax asset..................................................  $     653  $     639
-----------------------------------------------------------------------------------------------------
                                                                                 --------------------

  Total income taxes for the year ended December 31 were less than the amount computed using the nominal federal income tax rate of 35% for the following reasons:

----------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                   1997       1996       1995
----------------------------------------------------------------------------------------------------------
Tax expense at nominal rate..............................................  $     320  $     305  $     266
Tax-exempt interest income...............................................         (5)        (5)        (6)
Dividends received deduction.............................................         (7)        (7)        (7)
Amortization of goodwill.................................................          4          4          4
Resolved federal tax audit issues........................................        (13)        --         --
Other....................................................................         (1)        16         --
----------------------------------------------------------------------------------------------------------
Total income taxes.......................................................  $     298  $     313  $     257
----------------------------------------------------------------------------------------------------------
                                                                           -------------------------------

NOTE 8 -- PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS PLANS

  A) PENSION PLANS: The Company provides retirement benefits to eligible employees and agents. These benefits are provided through a plan sponsored by CIGNA covering most domestic employees (the Plan) and by several separate pension plans for various subsidiaries, agents and foreign employees.

  The Plan is a non-contributory, defined benefit, trusteed plan available to eligible domestic employees. Generally, for employees whose service commenced prior to 1989, benefits are based on their years of service and eligible compensation during the highest three consecutive years of employment, offset by a portion of the Social Security benefit for which they are eligible. In 1997, CIGNA amended its Plan for employees whose service commenced after 1988. Under the new Plan provisions, eligible employees receive annual benefit credits based on an employee's age and credited service, and quarterly interest credits based on U.S. Treasury bond rates. The employee's pension benefit equals the value of accumulated credits, and may be paid at or after separation from service in a lump sum or an annuity. CIGNA funds the Plan at least at the minimum amount required by the Employee Retirement Income Security Act of 1974 (ERISA). Allocated pension cost for the Company was $24 million, $26 million and $23 million in 1997, 1996 and 1995, respectively.

  The Plan, and several separate pension plans for various subsidiaries and agents, had deposits with the Company totaling approximately $2.5 billion and $2.2 billion at December 31, 1997 and 1996, respectively.

  B) OTHER POSTRETIREMENT BENEFITS PLANS: In addition to providing pension benefits, the Company provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by CIGNA. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. CIGNA's contributions for health care benefits depend upon a retiree's date of retirement, age, years of service and other cost-sharing features, such as deductibles and coinsurance. Under the terms of the benefit plans, benefit provisions and cost-sharing features can be adjusted. In general, retiree health care benefits are not funded by CIGNA, but are paid as covered expenses are incurred. Retiree life insurance benefits are paid from plan assets or as covered expenses are incurred.

  Expense for postretirement benefits other than pensions allocated to the Company totaled $2 million for 1997, $9 million for 1996 and $16 million for 1995. The other postretirement benefit liability included in Accounts Payable, Accrued Expenses and Other Liabilities as of December 31, 1997 and 1996 was $412 million and $424 million, including net intercompany payables of $39 million and $40 million, respectively, for services provided by affiliates' employees.

  C) OTHER POSTEMPLOYMENT BENEFITS: The Company provides certain salary continuation (severance and disability), health care and life insurance benefits to inactive and former employees, spouses and other eligible dependents through various employee benefit plans sponsored by CIGNA.

  Although severance benefits accumulate with additional service, the Company recognizes severance expense when severance is probable and the costs can be reasonably estimated. Postemployment benefits other than severance generally do not vest or accumulate; therefore, the estimated cost of benefits is accrued when determined to be probable and estimable, generally upon disability or termination. See Note 11 for additional information regarding severance accrued as part of cost reduction initiatives.

  D) CAPITAL ACCUMULATION PLANS: CIGNA sponsors various capital accumulation plans in which employee contributions on a pre-tax basis (401(k)) are supplemented by CIGNA matching contributions. These contributions are invested, at the election of the employee, in one or more of the following investments:
CIGNA common stock fund, several CIGNA and non-CIGNA mutual funds, and a fixed-income fund. In addition, beginning in 1999, CIGNA may provide additional matching contributions, depending on its annual performance, which would be invested in the CIGNA common stock fund. The Company's allocated expense for such plans totaled $15 million for 1997, $16 million for 1996 and $14 million for 1995.

NOTE 9 -- REINSURANCE

  In the normal course of business, the Company enters into agreements, primarily relating to short-duration contracts, to assume and cede reinsurance with other insurance companies. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of its reinsurers.

  Failure of reinsurers to indemnify the Company, as a result of reinsurer insolvencies and disputes, could result in losses. As of December 31, 1997 and 1996 there were no allowances for uncollectible amounts. Future charges for unrecoverable reinsurance may materially affect results of operations in future periods, however, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The effects of reinsurance on net earned premiums and fees for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1997       1996       1995
-----------------------------------------------------------------------------------------------------
SHORT-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   3,119  $   2,940  $   2,613
  Assumed...........................................................        255        135        384
  Ceded.............................................................       (266)      (166)      (366)
-----------------------------------------------------------------------------------------------------
Net earned premiums and fees........................................  $   3,108  $   2,909  $   2,631
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

LONG-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   1,979  $   1,997  $   1,950
  Assumed...........................................................        522        601        561
  Ceded.............................................................       (233)      (193)      (144)
-----------------------------------------------------------------------------------------------------
Net earned premiums and fees........................................  $   2,268  $   2,405  $   2,367
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the amounts shown in the above table. Benefits, losses and settlement expenses for 1997, 1996 and 1995 were net of reinsurance recoveries of $340 million, $359 million and $442 million, respectively.

NOTE 10 -- LEASES AND RENTALS

  Rental expenses for operating leases, principally with respect to buildings, amounted to $76 million, $68 million and $60 million in 1997, 1996 and 1995, respectively.

  As of December 31, 1997, future net minimum rental payments under non-cancelable operating leases were $167 million, payable as follows: 1998 - $44 million; 1999 - $37 million; 2000 - $23 million; 2001 - $17 million; 2002 -
$12 million; and $34 million thereafter.

NOTE 11 -- SEGMENT INFORMATION

  The Company operates principally in three segments: Employee Life and Health Benefits, Employee Retirement and Savings Benefits, and Individual Financial Services. Other Operations consists principally of the results of the Company's settlement annuity business and certain new business initiatives.

  Summarized segment financial information for the year ended and as of December 31 was as follows:

--------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                        1997       1996       1995
--------------------------------------------------------------------------------------------------
REVENUES
Employee Life and Health Benefits................................  $   4,581  $   4,510  $   4,243
Employee Retirement and Savings Benefits.........................      1,773      1,899      1,914
Individual Financial Services....................................      2,004      1,950      1,800
Other Operations.................................................        212        200        181
--------------------------------------------------------------------------------------------------
Total............................................................  $   8,570  $   8,559  $   8,138
--------------------------------------------------------------------------------------------------
                                                                   -------------------------------

INCOME (LOSS) BEFORE INCOME TAXES
Employee Life and Health Benefits................................  $     300  $     287  $     294
Employee Retirement and Savings Benefits.........................        324        293        232
Individual Financial Services....................................        300        298        252
Other Operations.................................................        (11)        (8)       (17)
--------------------------------------------------------------------------------------------------
Total............................................................  $     913  $     870  $     761
--------------------------------------------------------------------------------------------------
                                                                   -------------------------------

--------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                        1997       1996       1995
--------------------------------------------------------------------------------------------------
IDENTIFIABLE ASSETS
Employee Life and Health Benefits................................  $   7,639  $   7,065  $   7,629
Employee Retirement and Savings Benefits.........................     45,884     40,122     37,609
Individual Financial Services....................................     19,809     17,930     16,189
Other Operations.................................................      2,721      2,398      2,569
--------------------------------------------------------------------------------------------------
Total............................................................  $  76,053  $  67,515  $  63,996
--------------------------------------------------------------------------------------------------
                                                                   -------------------------------

  During 1995, the Company recorded a $13 million pre-tax charge ($8 million after-tax), included in Other Operating Expenses, for cost reduction restructuring initiatives in the Employee Life and Health Benefits segment. The charge consisted primarily of severance-related expenses representing costs associated with nonvoluntary terminations covering approximately 1,100 employees. These initiatives were completed in 1997 with no material difference from original estimates.

NOTE 12 -- CONTINGENCIES

  A) FINANCIAL GUARANTEES: The Company is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect the Company's maximum exposure to credit loss in the event of nonperformance. To limit the Company's exposure in the event of default of any guaranteed obligation, various programs are in place to ascertain the creditworthiness of guaranteed parties and to monitor this status on a periodic basis.

  The industrial revenue bonds guaranteed directly by the Company have remaining maturities of up to 18 years. The guarantees provide for payment of debt service only as it becomes due; consequently, an event of default would not cause an acceleration of scheduled principal and interest payments. The principal amount of the bonds guaranteed by the Company at December 31, 1997 and 1996 was $202 million and $234 million, respectively. Revenues in connection with industrial revenue bond guarantees are derived principally from equity participations in the related projects and are included in Net Investment Income as earned. Loss reserves for financial guarantees are established when a default has occurred or when the Company believes that a loss has been incurred. There were no losses for industrial revenue bonds in 1997, 1996 or 1995.

  The Company also guarantees a minimum level of benefits for certain separate account contracts and, in the event that separate account assets are insufficient to fund minimum policy benefits, the Company is obligated to fund the difference. As of December 31, 1997 and 1996, the amount of minimum benefit guarantees for separate account contracts was $4.6 billion and $4.9 billion, respectively. Reserves in addition to the separate account liabilities are established when the Company believes a payment will be required under one of these guarantees. No such reserves were required as of December 31, 1997 and 1996. Guarantee fees are part of the overall management fee charged to separate accounts and are recognized in income as earned.

  Although the ultimate outcome of any loss contingencies arising from the Company's financial guarantees may adversely affect results of operations in future periods, they are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  B) REGULATORY AND INDUSTRY DEVELOPMENTS: The Company's businesses are subject to a changing social, economic, legal, legislative and regulatory environment that could affect them. Some of the changes include initiatives to increase health care regulation, restrict insurance pricing and the application of underwriting standards, and revise federal tax laws. Some of the more significant issues are discussed below.

  Efforts at the federal and state level to increase regulation of the health care industry could have an adverse effect on the Company's health care operations if they reduce marketplace competition and innovation or result in increased medical or administrative costs. Matters under consideration that could have an adverse effect include mandated benefits or services that increase costs without improving the quality of care, loss of the ERISA preemption of state law and restrictions on the use of prescription drug formularies. Due to the uncertainty associated with the timing and content of any proposals ultimately adopted, the effect on the Company's results of operations, liquidity or financial condition cannot be reasonably estimated at this time.

  In 1996, Congress passed legislation that phases out over a three-year period the tax deductibility of policy loan interest for most leveraged corporate-owned life insurance (COLI) products. For 1997, revenues of $591 million and net income of $44 million for the Company were from leveraged COLI products that are affected by this legislation. The Company does not expect this legislation to have a material adverse effect on its consolidated results of operations, liquidity or financial condition.

  The National Association of Insurance Commissioners recently approved standardized statutory accounting practices, which are not scheduled to take effect before 1999. The Company has not determined the effect on statutory net income, surplus or liquidity at this time.

  The Company is contingently liable for possible assessments under regulatory requirements pertaining to potential insolvencies of unaffiliated insurance companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company recorded pre-tax charges of $17 million, $26 million and $22 million for 1997, 1996 and 1995, respectively, for guaranty fund assessments that can be reasonably estimated before giving effect to future premium tax recoveries. Although future assessments and payments may adversely affect results of operations in future periods, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The eventual effect on the Company of the changing environment in which it operates remains uncertain.

  C) LITIGATION: The Company is routinely engaged in litigation incidental to its business. While the outcome of all litigation involving the Company, including insurance-related litigation, cannot be determined, litigation is not expected to result in losses that differ from recorded reserves by amounts that would be material to results of operations, liquidity or financial condition.

NOTE 13 -- RELATED PARTY TRANSACTIONS

  The Company has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by the Company with respect to this business were $1.7 billion at December 31, 1997 and 1996.

  The Company cedes long-term disability business to LINA. Reinsurance recoverables from LINA at December 31, 1997 and 1996 were $869 million and $917 million, respectively.

  The Company had lines of credit available from affiliates totaling $600 million at December 31, 1997 and 1996. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was $0.2 million for 1997 and $1.0 million for 1996 and 1995. As of December 31, 1997 and 1996, there were no borrowings outstanding under such lines.

  The Company extended lines of credit to affiliates totaling $600 million at December 31, 1997 and 1996. All loans are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate. There were no amounts outstanding as of December 31, 1997 or 1996.

  The Company, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of maximizing earnings on funds available for short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. As of December 31, 1997 and 1996, the Company had a balance in the Account of $484 million and $80 million, respectively.

  CIGNA allocates to the Company its share of operating expenses incurred at the corporate level. The Company also allocates a portion of its operating expenses to affiliated companies on whose behalf it performs certain administrative services.

                      One Financial Plaza              Telephone 860 240 2000
                      Hartford, CT 06103

PRICE WATERHOUSE LLP                                                   [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund; Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio; Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio; Janus Aspen Series - Worldwide Growth Portfolio; MFS Variable Insurance Trust - MFS Emerging Growth Series, MFS Total Return Series; OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio; Templeton Variable Products Series Fund - Templeton International Fund (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Hartford, Connecticut
February 20, 1998

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997


                                                                                                                         FIDELITY
                                                                            CIGNA VARIABLE           FIDELITY VIP         VIP II
                                                                            PRODUCTS GROUP            PORTFOLIO         PORTFOLIO
                                ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS        SUB-ACCOUNTS            SUB-ACCOUNTS       SUB-ACCOUNT
                                --------------------------------------  ----------------------  ----------------------  ----------
                                                 MIDCAP       SMALL       MONEY                  EQUITY-       HIGH     INVESTMENT
                                   GROWTH        GROWTH     CAPITALIZATION   MARKET  S&P 500      INCOME      INCOME    GRADE BOND
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $     50,195  $     38,473  $  90,090   $   71,633  $13,451,623 $  182,841  $  304,891  $4,981,725
Receivable from Connecticut
  General Life
  Insurance Company...........           856       --          --           --             521       1,227      --         --
Receivable for fund shares
  sold........................       --            --          --            7,286      --          --          --            130
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
    Total assets..............        51,051        38,473     90,090       78,919  13,452,144     184,068     304,891  4,981,855
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life
  Insurance Company...........       --            --          --            7,286      --          --          --            130
Payable for fund shares
  purchased...................           856       --          --           --             521       1,227      --         --
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
    Total liabilities.........           856       --          --            7,286         521       1,227      --            130
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
    Net assets................  $     50,195  $     38,473  $  90,090   $   71,633  $13,451,623 $  182,841  $  304,891  $4,981,725
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
Accumulation units
  outstanding.................         4,287         3,417      7,180        6,869   1,116,073      15,388      26,433    459,320
Net asset value per
  accumulation unit...........  $  11.709279  $  11.260065  $12.546933  $10.428840  $12.052632  $11.881678  $11.534462  $10.845876


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                  JANUS
                                  ASPEN
                                  SERIES
                                SUB-ACCOUNT MFS SERIES SUB-ACCOUNTS            OCC ACCUMULATION           TEMPLETON
                                ----------  -----------------------       TRUST SERIES SUB-ACCOUNTS       SUB-ACCOUNT
                                WORLDWIDE    EMERGING      TOTAL      ----------------------------------  ----------
                                  GROWTH      GROWTH      RETURN        EQUITY     MANAGED    SMALL CAP   INTERNATIONAL
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $1,660,783  $  309,109  $     3,655   $   47,979  $  334,608  $1,363,267  $  577,501
Receivable from Connecticut
  General Life
  Insurance Company...........       1,921      --          --            --           1,438      --             843
Receivable for fund shares
  sold........................      --          --          --            --          --              36      --
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Total assets..............   1,662,704     309,109        3,655       47,979     336,046   1,363,303     578,344
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life
  Insurance Company...........      --          --          --            --          --              36      --
Payable for fund shares
  purchased...................       1,921      --          --            --           1,438      --             843
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Total liabilities.........       1,921      --          --            --           1,438          36         843
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Net assets................  $1,660,783  $  309,109  $     3,655   $   47,979  $  334,608  $1,363,267  $  577,501
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
Accumulation units
  outstanding.................     145,879      26,489          318        4,041      28,518     113,524      52,854
Net asset value per
  accumulation unit...........  $11.384653  $11.669186  $ 11.495360   $11.873582  $11.733393  $12.008588  $10.926369

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                                                       CIGNA VARIABLE
                                     ALGER AMERICAN PORTFOLIO          PRODUCTS GROUP
                                           SUB-ACCOUNTS                 SUB-ACCOUNTS
                                -----------------------------------  ------------------
                                                MIDCAP      SMALL     MONEY
                                   GROWTH       GROWTH     CAPITALIZATION MARKET* S&P 500
                                ------------  -----------  --------  --------  --------

Date deposits first
  received....................    2/24/97       2/24/97    3/31/97   12/24/96  2/24/97

INVESTMENT INCOME:
Dividends.....................  $         21  $        20  $ --      $ 84,108  $259,490

EXPENSES:
Mortality and expense risk and
  administrative charges......           110          262      512     16,075    62,607
                                ------------  -----------  --------  --------  --------
Net investment gain (loss)....           (89)        (242)    (512 )   68,033   196,883
                                ------------  -----------  --------  --------  --------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........            39          505    1,973      --      294,639
Net realized gain (loss) on
  share transactions..........            63          123      210      --         (855)
                                ------------  -----------  --------  --------  --------
  Net realized gain...........           102          628    2,183      --      293,784
Net unrealized gain...........         1,223        5,140   10,441      --     1,320,848
                                ------------  -----------  --------  --------  --------
  Net realized and unrealized
   gain on investments........         1,325        5,768   12,624      --     1,614,632
                                ------------  -----------  --------  --------  --------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $      1,236  $     5,526  $12,112   $ 68,033  $1,811,515
                                ------------  -----------  --------  --------  --------
                                ------------  -----------  --------  --------  --------

                                                        FIDELITY
                                    FIDELITY VIP         VIP II
                                      PORTFOLIO        PORTFOLIO
                                    SUB-ACCOUNTS       SUB-ACCOUNT
                                ---------------------  ----------
                                  EQUITY-      HIGH    INVESTMENT
                                  INCOME      INCOME   GRADE BOND
                                -----------  --------  ----------
Date deposits first
  received....................    2/24/97    1/29/97    1/29/97
INVESTMENT INCOME:
Dividends.....................  $   --       $  9,263  $   7,879
EXPENSES:
Mortality and expense risk and
  administrative charges......          944     2,125     16,725
                                -----------  --------  ----------
Net investment gain (loss)....         (944)    7,138     (8,846 )
                                -----------  --------  ----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      --          1,145     --
Net realized gain (loss) on
  share transactions..........          309       240        110
                                -----------  --------  ----------
  Net realized gain...........          309     1,385        110
Net unrealized gain...........       26,400    27,140    192,098
                                -----------  --------  ----------
  Net realized and unrealized
   gain on investments........       26,709    28,525    192,208
                                -----------  --------  ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $    25,765  $ 35,663  $ 183,362
                                -----------  --------  ----------
                                -----------  --------  ----------

* For the Year Ended December 31, 1997 (Deposits first received December 24,
1996)

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                 JANUS
                                 ASPEN                          OCC ACCUMULATION TRUST SERIES
                                 SERIES       MFS SERIES
                                SUB-ACCOUNT    SUB-ACCOUNTS              SUB-ACCOUNTS              TEMPLETON
                                --------  -------------------  --------------------------------  SUB-ACCOUNTS
                                WORLDWIDE EMERGING    TOTAL                             SMALL    -------------
                                 GROWTH    GROWTH    RETURN      EQUITY      MANAGED     CAP     INTERNATIONAL
                                --------  --------  ---------  -----------   --------  --------  -------------
Date deposits first
  received....................  2/24/97   1/29/97    2/24/97     2/24/97     1/29/97   2/24/97     2/24/97

INVESTMENT INCOME:
Dividends.....................  $ 4,457   $ --      $  --      $        43   $  1,914  $     48  $    --

EXPENSES:
Mortality and expense risk and
  administrative charges......    5,656     1,959          14          117      1,976     4,515         2,220
                                --------  --------  ---------  -----------   --------  --------  -------------
Net investment loss...........   (1,199 )  (1,959 )       (14)         (74)       (62)   (4,467)       (2,220 )
                                --------  --------  ---------  -----------   --------  --------  -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      561     --         --              153      5,879       341       --
Net realized gain (loss) on
  share transactions..........      154       230           8           66        236        24           (13 )
                                --------  --------  ---------  -----------   --------  --------  -------------
  Net realized gain (loss)....      715       230           8          219      6,115       365           (13 )
Net unrealized gain (loss)....   43,891    36,451         308        2,992     27,581    19,222        (7,247 )
                                --------  --------  ---------  -----------   --------  --------  -------------
  Net realized and unrealized
   gain (loss) on
   investments................   44,606    36,681         316        3,211     33,696    19,587        (7,260 )
                                --------  --------  ---------  -----------   --------  --------  -------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $43,407   $34,722   $     302  $     3,137   $ 33,634  $ 15,120  $     (9,480 )
                                --------  --------  ---------  -----------   --------  --------  -------------
                                --------  --------  ---------  -----------   --------  --------  -------------


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                                                                             FIDELITY
                                                                         CIGNA VARIABLE         VIP
                                     ALGER AMERICAN PORTFOLIO            PRODUCTS GROUP      PORTFOLIO
                                           SUB-ACCOUNTS                   SUB-ACCOUNTS       SUB-ACCOUNTS
                                -----------------------------------  ----------------------  ---------
                                               MIDCAP      SMALL       MONEY                  EQUITY-
                                  GROWTH       GROWTH    CAPITALIZATION  MARKET*  S&P 500     INCOME
                                -----------  ----------  ----------  ----------  ----------  ---------
Date deposits first
  received....................      2/24/97     2/24/97    3/31/97     12/24/96     2/24/97    2/24/97

OPERATIONS:
Net investment gain (loss)....  $       (89) $     (242) $    (512 ) $   68,033  $  196,883  $    (944)
Net realized gain.............          102         628      2,183       --         293,784        309
Net unrealized gain...........        1,223       5,140     10,441       --       1,320,848     26,400
                                -----------  ----------  ----------  ----------  ----------  ---------
  Net increase from
   operations.................        1,236       5,526     12,112       68,033   1,811,515     25,765
                                -----------  ----------  ----------  ----------  ----------  ---------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............       41,099       1,222     --       20,606,819     916,689     61,215
Participant transfers.........        9,624      33,892     82,004   (20,953,420) 10,900,475   105,195
Participant withdrawals.......       (1,764)     (2,167)    (4,026 )   (260,990)   (177,056)    (9,334)
                                -----------  ----------  ----------  ----------  ----------  ---------
  Net increase (decrease) from
   participant transactions...       48,959      32,947     77,978     (607,591) 11,640,108    157,076
                                -----------  ----------  ----------  ----------  ----------  ---------
    Total increase (decrease)
     in net assets............       50,195      38,473     90,090     (539,558) 13,451,623    182,841

NET ASSETS:
Beginning of period...........      --           --         --          611,191      --         --
                                -----------  ----------  ----------  ----------  ----------  ---------
End of period.................  $    50,195  $   38,473  $  90,090   $   71,633  $13,451,623 $ 182,841
                                -----------  ----------  ----------  ----------  ----------  ---------
                                -----------  ----------  ----------  ----------  ----------  ---------

                                              FIDELITY
                                               VIP II
                                             PORTFOLIO
                                             SUB-ACCOUNTS
                                             ----------
                                   HIGH      INVESTMENT
                                  INCOME     GRADE BOND
                                -----------  ----------
Date deposits first
  received....................      1/29/97    1/29/97
OPERATIONS:
Net investment gain (loss)....  $     7,138  $  (8,846 )
Net realized gain.............        1,385        110
Net unrealized gain...........       27,140    192,098
                                -----------  ----------
  Net increase from
   operations.................       35,663    183,362
                                -----------  ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............       65,300    186,655
Participant transfers.........      217,909  4,637,295
Participant withdrawals.......      (13,981)   (25,587 )
                                -----------  ----------
  Net increase (decrease) from
   participant transactions...      269,228  4,798,363
                                -----------  ----------
    Total increase (decrease)
     in net assets............      304,891  4,981,725
NET ASSETS:
Beginning of period...........      --          --
                                -----------  ----------
End of period.................  $   304,891  $4,981,725
                                -----------  ----------
                                -----------  ----------

--------------------------

* For the Year Ended December 31, 1997 (Deposits first received December 24,
    1996)

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997


                                 JANUS
                                 ASPEN
                                 SERIES       MFS SERIES
                                SUB-ACCOUNT    SUB-ACCOUNTS            OCC ACCUMULATION            TEMPLETON
                                --------  -------------------         TRUST SUB-ACCOUNTS         SUB-ACCOUNTS
                                WORLDWIDE EMERGING    TOTAL    --------------------------------  -------------
                                 GROWTH    GROWTH    RETURN      EQUITY     MANAGED   SMALL CAP  INTERNATIONAL
                                --------  --------  ---------  -----------  --------  ---------  -------------
Date deposits first
  received....................   2/24/97   1/29/97    2/24/97      2/24/97   1/29/97    2/24/97       2/24/97

OPERATIONS:
Net investment (loss).........  $ (1,199) $ (1,959) $     (14) $       (74) $    (62) $  (4,467) $     (2,220 )
Net realized gain (loss)......       715       230          8          219     6,115        365           (13 )
Net unrealized gain (loss)....    43,891    36,451        308        2,992    27,581     19,222        (7,247 )
                                --------  --------  ---------  -----------  --------  ---------  -------------
  Net increase (decrease) from
   operations.................    43,407    34,722        302        3,137    33,634     15,120        (9,480 )
                                --------  --------  ---------  -----------  --------  ---------  -------------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............   177,366    83,322      2,184       25,651   131,629     53,337       273,855
Participant transfers.........  1,459,273  206,614      1,763       25,340   184,083  1,298,529       322,803
Participant withdrawals.......   (19,263)  (15,549)      (594)      (6,149)  (14,738)    (3,719)       (9,677 )
                                --------  --------  ---------  -----------  --------  ---------  -------------
  Net increase from
   participant transactions...  1,617,376  274,387      3,353       44,842   300,974  1,348,147       586,981
                                --------  --------  ---------  -----------  --------  ---------  -------------
    Total increase in net
     assets...................  1,660,783  309,109      3,655       47,979   334,608  1,363,267       577,501

NET ASSETS:
Beginning of period...........     --        --        --          --          --        --           --
                                --------  --------  ---------  -----------  --------  ---------  -------------
End of period.................  $1,660,783 $309,109 $   3,655  $    47,979  $334,608  $1,363,267 $    577,501
                                --------  --------  ---------  -----------  --------  ---------  -------------
                                --------  --------  ---------  -----------  --------  ---------  -------------


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM DECEMBER 24, 1996* TO DECEMBER 31, 1996

                                                                                                     CIGNA VARIABLE
                                                                                                     PRODUCTS GROUP
                                                                                                       SUB-ACCOUNT
                                                                                                     ---------------
                                                                                                          MONEY
                                                                                                         MARKET
                                                                                                     ---------------
INVESTMENT INCOME:
Dividends..........................................................................................     $     675

EXPENSES:
Mortality and expense risk and administrative charges..............................................           112
                                                                                                              ---
  Net investment income............................................................................           563
                                                                                                              ---
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................................     $     563
                                                                                                              ---
                                                                                                              ---

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM DECEMBER 24, 1996* TO DECEMBER 31, 1996

                                                                                                         CIGNA
                                                                                                       VARIABLE
                                                                                                       PRODUCTS
                                                                                                         GROUP
                                                                                                      SUB-ACCOUNT
                                                                                                     -------------
                                                                                                         MONEY
                                                                                                        MARKET
                                                                                                     -------------
OPERATIONS:
Net investment gain................................................................................   $       563
                                                                                                     -------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads.........................................................       621,412
Participant withdrawals............................................................................       (10,784)
                                                                                                     -------------
  Net increase from participant transactions.......................................................       610,628
                                                                                                     -------------
    Total increase in net assets...................................................................       611,191

NET ASSETS:
Beginning of period................................................................................            --
                                                                                                     -------------
End of period......................................................................................   $   611,191
                                                                                                     -------------
                                                                                                     -------------

* Date deposits first received

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION
    CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of sixteen portfolios (mutual funds) of eight diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

ALGER AMERICAN FUND:
              Alger American Growth Portfolio
              Alger American MidCap Growth Portfolio
              Alger American Small Capitalization Portfolio
CIGNA VARIABLE PRODUCTS GROUP:
              CIGNA Variable Products Money Market Fund
              CIGNA Variable Products S&P 500 Index Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
              Equity-Income Portfolio
              High Income Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
              Investment Grade Bond Portfolio
JANUS ASPEN SERIES:
              Short-Term Bond Portfolio*
              Worldwide Growth Portfolio
MFS VARIABLE INSURANCE TRUST:
              MFS Emerging Growth Series
              MFS Total Return Series
OCC ACCUMULATION TRUST:
              OCC Equity Portfolio
              OCC Managed Portfolio
              OCC Small Cap Portfolio
TEMPLETON VARIABLE PRODUCTS SERIES FUND:
              Templeton International Fund

* Not active. As of December 31, 1997, deposits not received.

2. SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

  A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

  B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.


  C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3. INVESTMENTS
    Total shares outstanding and cost of investments as of December 31, 1997 were:

---------------------------------------------------------------------------------------------
                                                                                    Cost of
Sub-Account                                                           Shares Held  Investments
---------------------------------------------------------------------------------------------
Alger American Growth Portfolio.....................................       1,174   $   48,972
Alger American MidCap Growth Portfolio..............................       1,591       33,333
Alger American Small Capitalization Portfolio.......................       2,059       79,649
CIGNA Variable Products Money Market Fund...........................      71,634       71,634
CIGNA Variable Products S&P 500 Index Fund..........................     850,292   12,130,775
Fidelity Equity-Income Portfolio....................................       7,531      156,441
Fidelity High Income Portfolio......................................      22,451      277,751
Fidelity Investment Grade Bond Portfolio............................     396,634    4,789,627
Janus Aspen Series Worldwide Growth Portfolio.......................      71,004    1,616,892
MFS Emerging Growth Series..........................................      19,152      272,658
MFS Total Return Series.............................................         220        3,347
OCC Equity Portfolio................................................       1,314       44,987
OCC Managed Portfolio...............................................       7,895      307,027
OCC Small Cap Portfolio.............................................      51,698    1,344,045
Templeton International Fund........................................      28,617      584,748
---------------------------------------------------------------------------------------------

    Total purchases and sales of shares of each mutual fund, for the periods noted, amounted to:

-------------------------------------------------------------------------------------------
                                                      Period from
                                                    Date Indicated*
                                                          to
                                                     December 31,
Sub-Account                                              1997        Purchases     Sales
-------------------------------------------------------------------------------------------
                                                    February 24,
Alger American Growth Portfolio...................  1997             $   50,826  $    1,917
                                                    February 24,
Alger American MidCap Growth Portfolio............  1997                 36,117       2,907
Alger American Small Capitalization Portfolio.....  March 31, 1997       84,309       4,870
CIGNA Variable Products Money Market Fund.........  January 1, 1997  18,468,057  19,007,614
                                                    February 24,
CIGNA Variable Products S&P 500 Index Fund........  1997             12,512,164     380,534
                                                    February 24,
Fidelity Equity-Income Portfolio..................  1997                166,701      10,569
                                                    January 29,
Fidelity High Income Portfolio....................  1997                294,464      16,953
                                                    January 29,
Fidelity Investment Grade Bond Portfolio..........  1997              4,827,069      37,552
                                                    February 24,
Janus Aspen Series Worldwide Growth Portfolio.....  1997              1,643,955      27,217
                                                    January 29,
MFS Emerging Growth Series........................  1997                289,720      17,292
                                                    February 24,
MFS Total Return Series...........................  1997                  3,696         357
                                                    February 24,
OCC Equity Portfolio..............................  1997                 53,438       8,517
                                                    January 29,
OCC Managed Portfolio.............................  1997                322,628      15,837
                                                    February 24,
OCC Small Cap Portfolio...........................  1997              1,352,012       7,991
                                                    February 24,
Templeton International Fund......................  1997                594,407       9,646
-------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

4. CHARGES AND DEDUCTIONS
    CG Life charges each variable sub-account for mortality and expense risks, a daily deduction currently equivalent to .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

    CG Life also charges each variable sub-account for administrative costs, a daily deduction currently equivalent to .10% per year during the first ten policy years only.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for mortality and expense risks and administrative fees, from variable sub-accounts, for the periods noted, amounted to:

-------------------------------------------------------------------------------------------------
                                                       Period from
                                                     Date Indicated*    Mortality
                                                            to             and       Asset Based
                                                       December 31,      Expense    Administrative
Sub-Account                                                1997         Risk Fees       Fees
-------------------------------------------------------------------------------------------------
                                                     February 24,
Alger American Growth Portfolio....................  1997               $      98     $      12
                                                     February 24,
Alger American MidCap Growth Portfolio.............  1997                     235            27
Alger American Small Capitalization Portfolio......  March 31, 1997           458            54
CIGNA Variable Products Money Market Fund..........  January 1, 1997       14,383         1,692
                                                     February 24,
CIGNA Variable Products S&P 500 Index Fund.........  1997                  56,017         6,590
                                                     February 24,
Fidelity Equity-Income Portfolio...................  1997                     844           100
Fidelity High Income Portfolio.....................  January 29, 1997       1,902           223
Fidelity Investment Grade Bond Portfolio...........  January 29, 1997      14,964         1,761
                                                     February 24,
Janus Aspen Series Worldwide Growth Portfolio......  1997                   5,061           595
MFS Emerging Growth Series.........................  January 29, 1997       1,753           206
                                                     February 24,
MFS Total Return Series............................  1997                      12             2
                                                     February 24,
OCC Equity Portfolio...............................  1997                     105            12
OCC Managed Portfolio..............................  January 29, 1997       1,768           208
                                                     February 24,
OCC Small Cap Portfolio............................  1997                   4,040           475
                                                     February 24,
Templeton International Fund.......................  1997                   1,987           233
-------------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

    CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the guideline annual premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

    CG Life charges a policy issue fee of $250 from the accumulation value for a portion of CG Life's administrative expenses.

    CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.


    CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the periods ended December 31, 1997.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    Policy issue fees, which are deducted from the initial premium payment, amounted to $106,750, all of which were deducted from the CIGNA Variable Products Money Market Fund. The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, all of which are included in participant withdrawals, for variable sub-accounts for the periods noted, amounted to:

------------------------------------------------------------------------------------------------
                                            Period from
                                          Date Indicated*                             Costs of
                                          to December 31,   Premium   Administrative  Insurance
Sub-Account                                    1997          Loads        Fees        Deduction
------------------------------------------------------------------------------------------------
                                          February 24,
Alger American Growth Portfolio.........  1997             $  11,863    $     275     $   1,493
Alger American MidCap Growth              February 24,
 Portfolio..............................  1997                    85          247         1,920
Alger American Small Capitalization
 Portfolio..............................  March 31, 1997          --          100         3,926
CIGNA Variable Products Money Market
 Fund...................................  January 1, 1997  2,857,919        9,775       127,739
CIGNA Variable Products S&P 500 Index     February 24,
 Fund...................................  1997                80,299       11,989       149,185
                                          February 24,
Fidelity Equity--Income Portfolio.......  1997                17,838          750         8,578
                                          January 29,
Fidelity High Income Portfolio..........  1997                 9,816        1,054        12,794
Fidelity Investment Grade Bond            January 29,
 Portfolio..............................  1997                18,004        1,658        23,808
Janus Aspen Series Worldwide Growth       February 24,
 Portfolio..............................  1997                32,574        1,518        17,719
                                          January 29,
MFS Emerging Growth Series..............  1997                10,643        1,375        14,170
                                          February 24,
MFS Total Return Series.................  1997                   513           58           535
                                          February 24,
OCC Equity Portfolio....................  1997                 3,221          429         5,655
                                          January 29,
OCC Managed Portfolio...................  1997                30,157        1,488        13,094
                                          February 24,
OCC Small Cap Portfolio.................  1997                 3,768          197         3,514
                                          February 24,
Templeton International Fund............  1997                27,966          737         7,586
------------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

    For policies issued before April 30, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted. For policies issued after April 30, 1997, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise. No premium load refunds or partial surrender transaction charges were paid by CG Life or to CG Life, respectively, attributable to the variable sub-accounts, for the periods ended December 31, 1997.

5. DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

6. DIVERSIFICATION REQUIREMENTS (CONTINUED) a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations.

APPENDIX 1



ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES,
AND DEATH BENEFITS



The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance, assuming in separate illustrations both the Company's current charges and the Company's guaranteed charges under the Policies. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefits may be different. The illustrations also assume there are no Policy loans, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.



The amounts shown for the Accumulation Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross return. This is due to the daily charges made against the assets of the Sub-Accounts for assuming mortality and expense risks and for administrative expenses. The administrative expense charge is currently at an annual effective rate of 0.10% of the daily net asset value of the Variable Account during the first ten Policy Years, and is guaranteed not to exceed 0.30% per year. The current mortality and expense risk charges are equivalent to an annual effective rate of 0.85% of the daily net asset value of the Variable Account. After the Tenth Policy Year, the mortality and expense risk charge is reduced to 0.45% on an annual basis of the daily net assets of the Variable Account. After the Fifteenth Policy Year, the mortality and expense risk charge is further reduced to 0.15% on an annual basis of the daily net assets of the Variable Account. The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.90%. In addition, the net investment returns also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.85% of the daily net asset value of the Variable Account.



Assuming current charges for administration and mortality and expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of -1.80%, 4.20% and 10.20% during the first ten policy years, constant annual rates of -1.30%, 4.70% and 10.70% during the eleventh through fifteenth policy years and constant annual rates of -1.00%, 5.00% and 11.00% thereafter. Assuming guaranteed charges for administration and mortality and expense risks, gross annual rates of 0%, 6% and 12% correspond to net experience at constant annual rates of -2.05%, 3.95% and 9.95% in all policy years.



The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as Guaranteed Issue. Medically underwritten policies issued on a standard or substandard basis would result in different Accumulation Values and Death Benefits than those illustrated.



The illustrations also reflect the fact that the Company deducts a premium load from each Premium Payment. Current and guaranteed values reflect a deduction of 6.5% of each Premium Payment, plus an additional 40% of the first year's Premium Payments up to one Guideline Annual Premium.



The Surrender Values shown in the illustrations reflect the fact that the Company will refund a portion of the sales load for any Policy surrendered during the first two years.



In addition, the illustrations reflect the fact that the Company deducts an $8 monthly administrative charge at the beginning of each Policy Month, as well as an initial $250 policy issue charge.



Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NON SMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES



                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
                        -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%
                                IN YEARS 1-10                     IN YEARS 1-10                     IN YEARS 1-10
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%
         ACCUMULATED           IN YEARS 11-15                    IN YEARS 11-15                    IN YEARS 11-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------
   1         4,935     500,000    500,000     500,000      1,686      1,808       1,930      3,808      3,930       4,052
   2        10,117     500,000    500,000     500,000      5,396      5,875       6,370      6,531      7,010       7,505
   3        15,558     500,000    500,000     500,000      8,910      9,981      11,128      8,910      9,981      11,128
   4        21,270     500,000    500,000     500,000     12,223     14,119      16,228     12,223     14,119      16,228
   5        27,269     500,000    500,000     500,000     15,362     18,315      21,732     15,362     18,315      21,732
   6        33,567     500,000    500,000     500,000     18,342     22,586      27,697     18,342     22,586      27,697
   7        40,181     500,000    500,000     500,000     21,167     26,935      34,173     21,167     26,935      34,173
   8        47,125     500,000    500,000     500,000     23,852     31,380      41,229     23,852     31,380      41,229
   9        54,416     500,000    500,000     500,000     26,400     35,928      48,929     26,400     35,928      48,929
  10        62,072     500,000    500,000     500,000     28,805     40,577      57,336     28,805     40,577      57,336
  15       106,490     500,000    500,000     500,000     38,511     65,807     114,266     38,511     65,807     114,266
  20       163,180     500,000    500,000     500,000     39,924     90,705     205,622     39,924     90,705     205,622
  25       235,533     500,000    500,000     500,000     26,035    108,632     355,972     26,035    108,632     355,972
  30       327,876           0    500,000     656,119          0    112,468     620,332          0    112,468     620,332



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of current mortality and expense risk charges and administrative expense charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES



                                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE                 SURRENDER VALUE
                          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%    GROSS 12%
                         NET        NET          NET         NET        NET          NET         NET        NET          NET
                        -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%
                                 IN YEARS 1-10                       IN YEARS 1-10                       IN YEARS 1-10
                         NET        NET          NET         NET        NET          NET         NET        NET          NET
          PREMIUMS      -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%
         ACCUMULATED            IN YEARS 11-15                      IN YEARS 11-15                      IN YEARS 11-15
END OF       AT          NET        NET          NET         NET        NET          NET         NET        NET          NET
POLICY   5% INTEREST    -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%
 YEAR     PER YEAR           IN YEARS 16 AND AFTER               IN YEARS 16 AND AFTER               IN YEARS 16 AND AFTER
------   -----------   ---------------------------------   ---------------------------------   ---------------------------------
   1         4,935     500,000    500,000       500,000        639        727           816      2,761      2,849         2,938
   2        10,117     500,000    500,000       500,000      3,330      3,678         4,038      4,465      4,813         5,173
   3        15,558     500,000    500,000       500,000      5,843      6,620         7,453      5,843      6,620         7,453
   4        21,270     500,000    500,000       500,000      8,163      9,534        11,063      8,163      9,534        11,063
   5        27,269     500,000    500,000       500,000     10,290     12,416        14,884     10,290     12,416        14,884

   6        33,567     500,000    500,000       500,000     12,213     15,253        18,926     12,213     15,253        18,926
   7        40,181     500,000    500,000       500,000     13,905     18,008        23,181     13,905     18,008        23,181
   8        47,125     500,000    500,000       500,000     15,345     20,657        27,648     15,345     20,657        27,648
   9        54,416     500,000    500,000       500,000     16,505     23,162        32,321     16,505     23,162        32,321
  10        62,072     500,000    500,000       500,000     17,353     25,482        37,187     17,353     25,482        37,187

  15       106,490     500,000    500,000       500,000     16,157     33,103        64,481     16,157     33,103        64,481
  20       163,180     500,000    500,000       500,000      2,050     28,544        95,694      2,050     28,544        95,694
  25       235,533           0          0       500,000          0          0       125,367          0          0       125,367
  30       327,876           0          0       500,000          0          0       141,214          0          0       141,214



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES



                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
                        -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%
                                IN YEARS 1-10                     IN YEARS 1-10                     IN YEARS 1-10
                         NET        NET                    NET        NET                    NET        NET
          PREMIUMS      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%
         ACCUMULATED           IN YEARS 11-15                    IN YEARS 11-15                    IN YEARS 11-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------
   1         4,935     500,000    500,000     500,000      1,686      1,808       1,930      3,808      3,930       4,052
   2        10,117     500,000    500,000     500,000      5,396      5,875       6,370      6,531      7,010       7,505
   3        15,558     500,000    500,000     500,000      8,910      9,981      11,128      8,910      9,981      11,128
   4        21,270     500,000    500,000     500,000     12,223     14,119      16,228     12,223     14,119      18,228
   5        27,269     500,000    500,000     500,000     15,362     18,315      21,732     15,362     18,315      21,732

   6        33,567     500,000    500,000     500,000     18,342     22,586      27,697     18,342     22,586      27,697
   7        40,181     500,000    500,000     500,000     21,167     25,935      34,173     21,167     26,935      34,173
   8        47,125     500,000    500,000     500,000     23,852     31,380      41,229     23,852     31,380      41,229
   9        54,416     500,000    500,000     500,000     26,400     35,928      48,929     26,400     35,928      48,929
  10        62,072     500,000    500,000     500,000     28,805     40,577      57,336     28,805     40,577      57,336

  15       106,490     500,000    500,000     500,000     38,511     65,807     114,266     38,511     65,807     114,266
  20       163,180     500,000    500,000     500,000     39,924     90,705     205,622     39,924     90,705     205,622
  25       235,533     500,000    500,000     567,169     26,035    108,632     355,032     26,035    108,632     355,032
  30       327,876           0    500,000     847,694          0    112,468     593,185          0    112,468     593,185



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NON SMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES



                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
                        -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
                                IN YEARS 1-10                     IN YEARS 1-10                     IN YEARS 1-10
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
         ACCUMULATED           IN YEARS 11-15                    IN YEARS 11-15                    IN YEARS 11-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         4,935     500,000    500,000     500,000        639        727         816      2,761      2,849       2,938
   2        10,117     500,000    500,000     500,000      3,330      3,678       4,038      4,465      4,813       5,173
   3        15,558     500,000    500,000     500,000      5,843      6,620       7,453      5,843      6,620       7,453
   4        21,270     500,000    500,000     500,000      8,163      9,534      11,063      8,163      9,534      11,063
   5        27,269     500,000    500,000     500,000     10,290     12,416      14,884     10,290     12,416      14,884

   6        33,567     500,000    500,000     500,000     12,213     15,253      18,926     12,213     15,253      18,926
   7        40,181     500,000    500,000     500,000     13,905     18,008      23,181     13,905     18,008      23,181
   8        47,125     500,000    500,000     500,000     15,345     20,657      27,648     15,345     20,657      27,648
   9        54,416     500,000    500,000     500,000     16,505     23,162      32,321     16,505     23,162      32,321
  10        62,072     500,000    500,000     500,000     17,353     25,482      37,187     17,353     25,482      37,187

  15       106,490     500,000    500,000     500,000     16,157     33,103      64,481     16,157     33,103      64,481
  20       163,180     500,000    500,000     500,000      2,050     28,544      95,694      2,050     28,544      95,694
  25       235,533           0          0     500,000          0          0     125,367          0          0     125,367
  30       327,876           0          0     500,000          0          0     141,214          0          0     141,214



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES



                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
                        -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%
                                IN YEARS 1-10                     IN YEARS 1-10                     IN YEARS 1-10
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%
         ACCUMULATED           IN YEARS 11-15                    IN YEARS 11-15                    IN YEARS 11-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000      1,777      1,907       2,037      4,036      4,166       4,296
   2        10,771     500,000    500,000     500,000      5,677      6,185       6,709      6,885      7,393       7,917
   3        16,563     500,000    500,000     500,000      9,342     10,474      11,686      9,342     10,474      11,686
   4        22,645     500,000    500,000     500,000     12,781     14,780      17,003     12,781     14,780      17,003
   5        29,032     500,000    500,000     500,000     16,017     19,123      22,719     16,017     19,123      22,719

   6        35,737     500,000    500,000     500,000     19,067     23,522      28,893     19,067     23,522      26,893
   7        42,778     500,000    500,000     500,000     21,943     27,988      35,584     21,943     27,988      35,584
   8        50,171     500,000    500,000     500,000     24,656     32,534      42,856     24,656     32,534      42,856
   9        57,934     500,000    500,000     500,000     27,217     37,174      50,784     27,217     37,174      50,784
  10        66,084     500,000    500,000     500,000     29,621     41,906      59,433     29,621     41,906      50,433

  15       113,374     500,000    500,000     500,000     38,968     67,294     117,802     38,968     67,294     117,802
  20       173,729     500,000    500,000     500,000     39,065     91,518     211,210     39,065     91,518     211,210
  25       250,758     500,000    500,000     500,000     22,859    107,777     365,814     22,859    107,777     365,814
  30       349,070           0    500,000     677,652          0    109,058     638,736          0    109,058     638,736



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES



                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
                        -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
                       --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
                                IN YEARS 1-10                     IN YEARS 1-10                     IN YEARS 1-10
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
         ACCUMULATED           IN YEARS 11-15                    IN YEARS 11-15                    IN YEARS 11-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000        268        349         431      2,528      2,608       2,690
   2        10,771     500,000    500,000     500,000      2,674      2,991       3,320      3,882      4,199       4,528
   3        16,563     500,000    500,000     500,000      4,860      5,563       6,319      4,860      5,563       6,319
   4        22,645     500,000    500,000     500,000      6,826      8,059       9,437      6,826      8,059       9,437
   5        29,032     500,000    500,000     500,000      8,549     10,448      12,657      8,549     10,448      12,657

   6        35,737     500,000    500,000     500,000     10,019     12,711      15,979     10,019     12,711      15,979
   7        42,778     500,000    500,000     500,000     11,207     14,812      19,381     11,207     14,812      19,381
   8        50,171     500,000    500,000     500,000     12,090     16,714      22,845     12,090     16,714      22,845
   9        57,934     500,000    500,000     500,000     12,628     18,366      26,337     12,628     18,366      26,337
  10        66,084     500,000    500,000     500,000     12,789     19,720      29,825     12,789     19,720      29,825

  15       113,374     500,000    500,000     500,000      7,196     20,595      46,444      7,196     20,595      46,444
  20       173,729           0    500,000     500,000          0      5,195      57,237          0      5,195      57,237
  25       250,758           0          0     500,000          0          0      46,542          0          0      46,542
  30       349,070           0          0           0          0          0           0          0          0           0



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return, Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES



                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
                        -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%      -1.80%     4.20%      10.20%
                                IN YEARS 1-10                     IN YEARS 1-10                     IN YEARS 1-10
                         NET        NET                    NET        NET                    NET        NET
          PREMIUMS      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%      -1.30%     4.70%      10.70%
         ACCUMULATED           IN YEARS 11-15                    IN YEARS 11-15                    IN YEARS 11-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%      -1.00%     5.00%      11.00%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000      1,777      1,907       2,037      4,036      4,166       4,296
   2        10,771     500,000    500,000     500,000      5,677      6,185       6,709      6,885      7,393       7,917
   3        16,563     500,000    500,000     500,000      9,342     10,474      11,686      9,342     10,474      11,686
   4        22,645     500,000    500,000     500,000     12,781     14,780      17,003     12,781     14,780      17,003
   5        29,032     500,000    500,000     500,000     16,017     19,123      22,719     16,017     19,123      22,719

   6        35,737     500,000    500,000     500,000     19,067     23,522      28,893     19,067     23,522      28,893
   7        42,778     500,000    500,000     500,000     21,943     27,988      35,584     21,943     27,988      35,584
   8        50,171     500,000    500,000     500,000     24,656     32,534      42,856     24,656     32,534      42,856
   9        57,934     500,000    500,000     500,000     27,217     37,174      50,784     27,217     37,174      50,784
  10        66,084     500,000    500,000     500,000     29,621     41,906      59,433     29,621     41,906      58,433

  15       113,374     500,000    500,000     500,000     38,968     67,294     117,802     38,968     67,294     117,802
  20       173,729     500,000    500,000     500,000     39,065     91,518     211,210     39,065     91,518     211,210
  25       250,758     500,000    500,000     571,686     22,859    107,777     364,640     22,859    107,777     364,640
  30       349,070           0    500,000     864,277          0    109,058     608,995          0    109,058     608,995



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES



                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
                        -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
                       --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
                                IN YEARS 1-10                     IN YEARS 1-10                     IN YEARS 1-10
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
         ACCUMULATED           IN YEARS 11-15                    IN YEARS 11-15                    IN YEARS 11-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000        268        349         431      2,528      2,608       2,690
   2        10,117     500,000    500,000     500,000      2,674      2,991       3,320      3,882      4,199       4,528
   3        16,563     500,000    500,000     500,000      4,860      5,563       6,319      4,860      5,563       6,319
   4        22,645     500,000    500,000     500,000      6,826      8,059       9,437      6,826      8,059       9,437
   5        29,032     500,000    500,000     500,000      8,549     10,448      12,657      8,549     10,448      12,657

   6        35,737     500,000    500,000     500,000     10.019     12,711      15,979     10,019     12,711      15,979
   7        42,778     500,000    500,000     500,000     11,207     14,812      19,381     11,207     14,812      19,381
   8        50,171     500,000    500,000     500,000     12,090     16,714      22,845     12,090     16,714      22,845
   9        57,934     500,000    500,000     500,000     12,628     18,366      26,337     12,628     18,366      26,337
  10        66,084     500,000    500,000     500,000     12,789     19,720      29,825     12,789     19,720      29,825

  15       113,374     500,000    500,000     500,000      7,196     20,595      46,444      7,196     20,595      46,444
  20       173,729           0    500,000     500,000          0      5,195      57,237          0      5,195      57,237
  25       250,758           0          0     500,000          0          0      46,542          0          0      46,542
  30       349,070           0          0           0          0          0           0          0          0           0



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

      [LOGO]

                                                                   557003 (9/96)

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                                                                          [LOGO]
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02


HOME OFFICE LOCATION:             MAILING ADDRESS:
280 TRUMBULL STREET               CIGNA
HARTFORD, CONNECTICUT             CORPORATE VARIABLE PRODUCTS SERVICE CENTER
                                  ROUTING H14A
                                  HARTFORD, CT 06104
                                  (860) 534-4100


--------------------------------------------------------------------------------
        THE CORPORATE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY II
--------------------------------------------------------------------------------

    This prospectus describes a flexible premium variable life insurance contract ("Policy") offered in an individual form by Connecticut General Life Insurance Company ("the Company"). This Policy is intended to provide life insurance benefits. It allows flexible premium payments, a choice of underlying funding options, and a choice of three death benefit options. Its value will vary with the investment performance of the underlying funding options selected, as may the death benefit payable by the Company upon the death of the Insured. Policy values may be used to continue the Policy in force, may be borrowed within certain limits, and may be fully or partially surrendered. Annuity settlement options equivalent to the Death Benefit may be available for payment to the Beneficiary upon the death of the Insured.


    The Company offers seventeen funding vehicles under a Policy through the Separate Account, each a diversified open-end management investment company (commonly called a mutual fund) with a different investment objective: Alger American Fund -- Small Capitalization Portfolio, MidCap Growth Portfolio and Growth Portfolio; BT Insurance Funds Trust -- EAFE-Registered Trademark- Equity Index Fund and Small Cap Index Fund; CIGNA Variable Products Group -- Money Market Fund and S&P 500 Index Fund; Fidelity Variable Insurance Products Fund -- VIP Equity-Income Portfolio and VIP High Income Portfolio; Fidelity Variable Insurance Products Fund II -- VIP II Investment Grade Bond Portfolio; Janus Aspen Series -- Worldwide Growth Portfolio; MFS-Registered Trademark- Variable Insurance Trust-Registered Trademark- -- MFS Emerging Growth Series and MFS Total Return Series; Templeton Variable Products Series Fund -- Templeton International Fund Class 1; OCC Accumulation Trust -- OCC Equity Portfolio, OCC Managed Portfolio and OCC Small Cap Portfolio.


    The fixed interest option offered under the Policy is the Fixed Account. Amounts held in the Fixed Account are guaranteed and will earn interest at a rate guaranteed to be at least equal to the lesser of 4% per year or the prevailing 30 day Treasury Bill Rate as of the last day of the preceding calendar month. Unless specifically mentioned, this prospectus only describes the variable investment options.

    It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with this Policy. This entire Prospectus, and those of the Funds, should be read carefully to understand the Policy being offered.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS AVAILABLE AS FUNDING OPTIONS FOR THE POLICIES OFFERED BY THIS PROSPECTUS. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         PROSPECTUS DATED: MAY 1, 1998

                               TABLE OF CONTENTS

                                                     PAGE
                                                  -----------
Definitions.....................................           3
Highlights......................................           5
  Initial Choices...............................           5
  Charges and Fees..............................           5
The Company.....................................           6
The Variable Account............................           7
The Funds.......................................           7
  General.......................................          12
  Substitution of Securities....................          12
  Voting Rights.................................          12
  Fund Participation Agreements.................          12
Death Benefit...................................          13
    Death Benefit Options.......................          13
    Changes in Death Benefit Option.............          13
    Payment of Death Benefit....................          14
    Changes in Specified Amount.................          15
Premium Payments; Transfers.....................          15
    Premium Payments............................          15
    Allocation of Net Premium Payments..........          16
    Transfers...................................          16
Charges; Fees...................................          17
    Premium Load................................          17
    Policy Issue Fee............................          17
    Monthly Deductions..........................          17
    Administrative Fee..........................          18
    Transaction Fee for Excess Transfers........          18
    Mortality and Expense Risk Charge...........          18
    Surrenders During First Three Policy Years
     -- Refund of Portion of Premium Load.......          18
The Fixed Account...............................          19
Policy Values...................................          19
    Accumulation Value..........................          19
    Variable Accumulation Unit Value............          20
    Surrender Value.............................          20
Surrenders......................................          20
    Partial Surrenders..........................          20
    Full Surrenders.............................          21

                                                     PAGE
                                                  -----------
    Deferral of Payment and Transfers...........          21
Lapse and Reinstatement.........................          21
    Lapse of a Policy...........................          21
    Reinstatement of a Lapsed Policy............          21
Policy Loans....................................          21
Settlement Options..............................          22
Additional Insurance Benefit....................          22
Other Policy Provisions.........................          23
    Issuance....................................          23
    Short-Term Right to Cancel the Policy.......          23
    Policy Owner................................          23
    Beneficiary.................................          23
    Right to Exchange for a Fixed Benefit
     Policy.....................................          24
    Incontestability............................          24
    Misstatement of Age.........................          24
    Suicide.....................................          24
    Nonparticipating Policies...................          24
Tax Matters.....................................          24
    Policy Proceeds.............................          25
    Taxation of the Company.....................          26
    Section 848 Charges.........................          26
Other Matters...................................          27
    Directors and Officers of the Company.......          27
    Distribution of Policies....................          27
    Changes of Investment Policy................          28
    Other Contracts Issued by the Company.......          28
    State Regulation............................          28
    Reports to Policy Owners....................          28
    Advertising.................................          28
    Legal Proceedings...........................          29
    Experts.....................................          29
    Registration Statement......................          29
    Financial Statements........................          30
Appendix 1......................................          64
    Illustration of Accumulation Values,
     Surrender Values, and Death Benefits.......          64

DEFINITIONS

ACCUMULATION VALUE: The sum of the Fixed Account Value, Variable Account Value and the Loan Account Value.

ACCUMULATION UNIT: A unit of measure used to calculate the value of a Variable Account Sub-Account.

ADDITIONAL INSURANCE BENEFIT: A benefit that can be added to the Policy to provide annually renewable term life insurance on the life of the Insured. This benefit is excluded from the Specified Amount when calculating the charges and fees for the Policy and when calculating the Guideline Annual Premium and the Target Premium.

ADDITIONAL PREMIUMS: Any premium paid in addition to Planned Premiums.

CASE: A group of Policies covering individuals with common employment or other relationship, independent of the Policies.

CERTIFICATE: The document which evidences the coverage of an Insured in a Case.

CODE: The Internal Revenue Code of 1986, as amended.


CORPORATE VARIABLE PRODUCTS SERVICE CENTER: The office of the Company to which Premium Payments should be sent, notices given and any customer service requests made. Mailing address: CIGNA, Corporate Variable Products Service Center, Routing H14A, Hartford, CT 06104.


CORRIDOR DEATH BENEFIT: The Death Benefit calculated as a percentage of the Accumulation Value rather than by reference to the Specified Amount to satisfy the Internal Revenue Service definition of "life insurance." (See "Payment of Death Benefit").

COST OF INSURANCE: The portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplemental benefits or monthly expense charges.

DEATH BENEFIT: The amount payable to the beneficiary upon the death of the Insured in accordance with the Death Benefit Option elected, before deduction of the amount necessary to repay any loans in full and overdue deductions.

DEATH BENEFIT OPTION: Any of three methods for determining the Death Benefit.

FIXED ACCOUNT: The account under which principal is guaranteed and interest is guaranteed to be credited at a rate at least equal to the lesser of 4% per year or the prevailing 30 day Treasury Bill Rate as of the last day of the preceding calendar month. Fixed Account assets are general assets of the Company held in the Company's General Account.

FIXED ACCOUNT VALUE: The portion of the Accumulation Value, other than the Loan Account Value, held in the Company's General Account.


FUND(S): One or more of Alger American Fund -- Small Capitalization Portfolio, MidCap Growth Portfolio and Growth Portfolio; BT Insurance Funds Trust -- EAFE-Registered Trademark- Equity Index Fund and Small Cap Index Fund; CIGNA Variable Products Group -- Money Market Fund and S&P 500 Index Fund; Variable Insurance Products Fund -- VIP Equity-Income Portfolio and VIP High Income Portfolio; Variable Insurance Products Fund II -- VIP II Investment Grade Bond Portfolio; Janus Aspen Series -- Worldwide Growth Portfolio;
MFS-Registered Trademark- Variable Insurance Trust-Registered Trademark- -- MFS Emerging Growth Series and MFS Total Return Series; Templeton Variable Products Series Fund -- Templeton International Fund Class 1; OCC Accumulation Trust -- OCC Equity Portfolio, OCC Managed Portfolio and OCC Small Cap Portfolio. Each of them is an open-end management investment company (mutual fund) whose shares are available to fund the benefits provided by the Policy.


GENERAL ACCOUNT: The Company's general asset account, in which assets attributable to the non-variable portion of Policies are held.

GRACE PERIOD: The 61-day period following a Monthly Anniversary Day on which the Policy's Net Accumulation Value is insufficient to cover the current Monthly Deduction. The Company will send notice at least 31 days before the end of the Grace Period that the Policy will lapse without value unless a sufficient payment (described in the notification letter) is received by the Company.

GUIDELINE ANNUAL PREMIUM: The level amount of premium payment, calculated in accordance with Rule 6e-3(T) under the Investment Company Act of 1940, required to mature the Policy, excluding any Additional Insurance Benefit, under guaranteed mortality and expense charges and an annual interest rate of 5%.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: The age of the Insured, to the nearest birthday, on the Issue Date.

ISSUE DATE: The date on which the Policy becomes effective, as shown in the Policy Specifications.

LOAN ACCOUNT VALUE: An amount equal to the sum of all unpaid Policy loans and loan interest.

MONTHLY ANNIVERSARY DAY: The day of the month as shown in the Policy Specifications, or the next Valuation Day if that day is not a Valuation Day or is nonexistent for that month, when the Company makes the Monthly Deduction.

MONTHLY DEDUCTION: The monthly deduction made from the Net Accumulation Value; this deduction includes the cost of insurance, an administrative expense charge, and charges for supplemental riders or benefits, if applicable.

NET ACCUMULATION VALUE: The Accumulation Value less the Loan Account Value.

NET AMOUNT AT RISK: The Death Benefit before subtraction of outstanding loans, if any, minus the Accumulation Value.

NET PREMIUM PAYMENT: The portion of a Premium Payment, after deduction of the Premium Load, available for allocation to the Fixed Account and the Variable Account Sub-Accounts.

OWNER: The Owner on the Date of Issue will be the person designated in the Policy Specifications as having all ownership rights under the Policy. If no person is designated as Owner, the Insured will be the Owner.

PLANNED PREMIUM: The amount of premium the Policy Owner chooses to pay the Company on a scheduled basis.

POLICY: The life insurance contract described in this Prospectus, i.e., either an individual Policy or a Certificate evidencing an Insured's coverage in a Case under which flexible premium payments are permitted and the death benefit and contract values may vary with the investment performance of the funding option(s) selected.

POLICY YEAR: Each twelve-month period, beginning on the Issue Date, during which the Policy is in effect.

PREMIUM LOAD: An amount equal to 6.5% of each Premium Payment, plus 45% of the Premium Payment(s) in the first Policy Year up to Target Premium, plus 12% of the Premium Payment(s) in Policy Years two through ten up to Target Premium. In the event that the Specified Amount under a Policy is increased, other than through a change in the Death Benefit Option, Premium Load also includes an amount equal to 25% of the increase in the Target Premium, which will be deducted from Premium Payments received during the 12 months following the increase.

PREMIUM PAYMENT: A premium payment made under the Policy.

RIGHT-TO-EXAMINE PERIOD: The period of time following the issuance of the Policy during which the Owner may return the Policy and receive a refund of premiums paid, 10 days after the Policy is received by the Owner, unless otherwise stipulated by state law requirements.

SETTLEMENT OPTION(S): Several ways in which the Beneficiary may receive a Death Benefit, or in which the Owner may choose to receive payments upon surrender of the Policy, through the attachment of a rider.

SPECIFIED AMOUNT: The amount (at least $50,000), including any additional Insurance Benefit, originally chosen by the Policy Owner, which is used in the determination of the Death Benefit, and which may be increased or decreased as described in this Prospectus. The Additional Insurance Benefit is excluded from the Specified Amount when calculating charges and fees for the Policy and when calculating the Guideline Annual Premium and the Target Premium.

SUB-ACCOUNT: That portion of the Variable Account which is invested in shares of a specific Fund.

SURRENDER VALUE: The amount an Owner can receive in cash by surrendering the Policy. This equals the Net Accumulation Value plus any Premium Load credits if a surrender occurs within 36 months of issue. All of the Surrender Value may be applied to one or more of the Settlement Options.

TARGET PREMIUM: An amount of premium specified in the Policy which varies based on the Insured's Issue Age, sex, and Specified Amount. The Premium Load applied to premiums paid in the first ten Policy Years and the Premium Load credit at surrender in the first three Policy Years is higher on premium paid up to Target Premium and lower on premium paid above Target Premium.

VALUATION DAY: Every day on which Accumulation Units are valued; any day on which the New York Stock Exchange is open, except any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

VALUATION PERIOD: The period of time beginning on the day following a Valuation Day and ending on the next Valuation Day. A Valuation Period may be more than one day in length.

VARIABLE ACCOUNT: CG Corporate Insurance Variable Life Separate Account 02. Consists of all Sub-Accounts invested in shares of the Funds. Variable Account assets are kept separate from the general assets of the Company and are not chargeable with the general liabilities of the Company.

VARIABLE ACCOUNT VALUE: The portion of the Accumulation Value attributable to the Variable Account.

HIGHLIGHTS
                    The Policy is a flexible premium variable life insurance policy. Its values may be accumulated on a fixed or variable basis or a combination of fixed and variable bases. The Policy's provisions may vary in some states.
INITIAL CHOICES
TO BE MADE
                    When purchasing a Policy, the Owner makes three important choices:

                    1) Selecting one of the three Death Benefit Options;
                    2) Selecting the amount of Premium Payments to make; and
                    3) Selecting how Net Premium Payments will be allocated
                       among the available funding options.
LEVEL OR VARYING
DEATH BENEFIT
                    At the time of purchase, the Policy Owner (also called the "Owner" in this Prospectus) must choose among the three Death Benefit Options. The amount payable under any option will be determined as of the date of the Insured's death. Under the level Death Benefit Option, the Death Benefit will be the greater of the Specified Amount, or the Corridor Death Benefit. Under the "return of premium" Death Benefit Option, the Death Benefit payable will be the greater of the Specified Amount plus total Premium Payments made, or the Corridor Death Benefit. Under the varying Death Benefit Option, the Death Benefit will be the greater of the Specified Amount plus the Accumulation Value, or the Corridor Death Benefit (See "Death Benefit").
AMOUNT OF
PREMIUM PAYMENT
                    At the time of purchase, the Policy Owner must also choose the amount of premium to be paid. The Owner may vary Premium Payments to some extent and still keep the Policy in force. If the Policy lapses it may be reinstated (See "Lapse and Reinstatement"). Premium Payments are refundable during the Right-to-Examine Period.
SELECTION OF
FUNDING
VEHICLE(S)
                    The Policy Owner must choose how to allocate Net Premium Payments. Net Premium Payments allocated to the Variable Account may be allocated to one or more Sub-Accounts of the Variable Account, each of which invests in shares of a particular Fund. The Fixed Account may also be elected as an allocation option. The Initial Premium Payment will be allocated to CIGNA Variable Products Group's Money Market Fund of the Variable Account following the expiration of the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy" at page 23 of this Prospectus. The variable portion of a Policy is supported by the Fund(s) selected as funding vehicle(s). The portion of the Variable Account Value attributable to a particular Fund through the Sub-Account of the Variable Account is not guaranteed and will vary with the investment performance of that Fund.
CHARGES
AND FEES
                    There is a 6.5% Premium Load on all Premium Payments, and an additional 45% Premium Load on Premium Payments of up to Target Premium in the first Policy Year, and an additional 12% Premium Load on Premium Payments up to Target Premium in Policy Years two through ten. In the event that the Specified Amount under a Policy is increased, other than through a change in Death Benefit Option, an additional 25% Premium Load on Premium Payments up to the increase in the Target Premium will be deducted from premiums received during the 12 months following the increase, to the extent such Premium Payments are attributable to the increase in Specified Amount rather than to the previously existing Specified Amount. Of the 6.5% Premium Load, the Company estimates that 1.25% is for certain tax liabilities, 2.25% will be used for premium taxes, and 3.0% is for sales load. See "Charges; Fees -- Premium Load" at page 17 of this Prospectus.

                    Monthly deductions are made for the Cost of Insurance and any Additional Insurance Benefits.

                    A one-time policy issue charge of $175 and monthly deductions of $8 per month are also made for administrative expenses.

                    Daily charges from Variable Account Value and Fixed Account Value are made for the mortality and expense risk, currently at the annual rate of .70% during the first fifteen Policy Years and .25% thereafter.

                    Daily charges from Variable Account Value and Fixed Account Value are made for administrative expenses, currently at the annual rate of .10% during the first fifteen Policy Years.

                    Investment results for each Sub-Account are affected by each Fund's daily charge for investment advisory fees; these charges vary by Fund and are shown at pp. 10-11 of this Prospectus.

                    A transaction fee of $25 is imposed for each partial surrender and for certain transfers in excess of four per Policy Year.

                    Interest is charged on Policy loans. The net interest spread (the amount by which interest charged exceeds interest credited) is currently .80% per year in the first fifteen Policy Years and .25% per year thereafter.

                    See also "Expense Data" at pages 10-11 of this Prospectus. REDUCTION OF
CHARGES
                    This Policy is available for purchase by corporations and other groups or sponsoring organizations on a Case basis. The Company reserves the right to reduce premium loads or any other charges on certain Cases where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the Policy Owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, expected persistency of the individual Policies, and any other circumstances which the Company believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by the Company on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any Policy Owners.

THE COMPANY

                    The Company is a stock life insurance company incorporated in Connecticut in 1865. Its Home Office mailing address is CIGNA, H14A, Hartford, Connecticut 06104, Telephone (860) 534-4100. It has obtained authorization to do business in fifty states, the District of Columbia and Puerto Rico. The Company issues group and individual life and health insurance policies and annuities. The Company has various wholly-owned subsidiaries which are generally engaged in the insurance business. The Company is a wholly-owned subsidiary of Connecticut General Corporation, Bloomfield, Connecticut. Connecticut General Corporation is wholly-owned by CIGNA Holdings Inc., Philadelphia, Pennsylvania which is in turn wholly-owned by CIGNA Corporation, Philadelphia, Pennsylvania. Connecticut General Corporation is the holding company of various insurance companies, one of which is Connecticut General Life Insurance Company.


                    Effective January 1, 1998, the individual life insurance and annuity business of CIGNA's Individual Insurance division was sold to subsidiaries of Lincoln National Corporation, principally through an indemnity reinsurance transaction, for approximately $1.4 billion in cash. The Policies described in this Prospectus are not part of or affected by that transaction.

                    The Company markets the Policies through licensed insurance brokers and agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc.

                    The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted. A blanket bond for $100 million covers all of the officers and employees of the Company.

THE VARIABLE
ACCOUNT
                    CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") was established pursuant to a February 23, 1996 resolution of the Board of Directors of the Company. Under Connecticut insurance law, the income, gains or losses of the Variable Account are credited without regard to the other income, gains or losses of the Company. The Company serves as the custodian of the assets of the Variable Account. These assets are held for the Policies. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Policies are general corporate liabilities of the Company. Any and all distributions made by the Funds with respect to shares held by the Variable Account will be reinvested in additional shares at net asset value. Deductions and surrenders from the Variable Account will, in effect, be made by surrendering shares of the Funds at net asset value. On each Valuation Day of each Fund, the Variable Account purchases or redeems Fund shares based on a netting of all transactions for that day. Shares of the Funds held in the Variable Account are held by the Company through an open account system, which makes unnecessary the issuance and delivery of stock certificates.

                    The Variable Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the Variable Account or the Company's management or investment practices or policies by the Commission. The Company does not guarantee the Variable Account's investment performance.

                    The Company has other separate accounts registered as unit investment trusts with the Commission for the purpose of funding the Company's variable annuity contracts and other variable life insurance policies.

THE FUNDS
                    Each of the seventeen Sub-Accounts of the Variable Account is invested solely in the shares of one of the seventeen Funds available as funding vehicles under the Policies. Each of the Funds is a series of one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as an open-end, diversified management investment company under the 1940 Act. These entities are collectively referred to herein as the "Trusts."

                    The nine Trusts and their Investment advisers and distributors are:

                        Alger American Fund ("Alger Trust"), managed by Fred Alger Management, Inc., 75 Maiden Lane, New York, NY 10038 and distributed by Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302;

                        BT Insurance Funds Trust ("BT Trust"), managed by Bankers Trust Company, 130 Liberty Street, New York, NY 10006; and distributed by First Data Distributors, Inc., 4400 Computer Drive, Westborough, MA 01581;


                        CIGNA Variable Products Group ("CIGNA Group"), managed by CIGNA Investments, Inc. and distributed by CIGNA Financial Services, Inc., 280 Trumbull Street, Hartford, CT 06103;


                        Variable Insurance Products Fund ("Fidelity VIP"), and Variable Insurance Products Fund II ("Fidelity VIP II"), managed by Fidelity Management & Research Company and distributed by Fidelity Distribution Corporation, 82 Devonshire Street, Boston, MA 02103;

                        Janus Aspen Series ("Janus Series"), managed by Janus Capital Corporation, 100 Fillmore Street, Denver, CO 80206-4923, and self-distributed;

                        MFS-Registered Trademark- Variable Insurance
                        Trust-Registered Trademark- ("MFS Trust"), managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116;

                        OCC Accumulation Trust ("OCC Trust") (formerly Quest for Value Accumulation Trust), managed by OpCap Advisors (formerly Quest for Value Advisors) and distributed by OCC Distributors (formerly Quest for Value Distributors), One World Financial Center, New York, NY 10281.

                        Templeton Variable Products Series Fund ("Templeton Trust"), International Fund managed by Templeton Investment Counsel, Inc., 500 E. Broward Blvd., Broward Financial Centre, Fort Lauderdale, FL 33394-3091; and distributed by Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, FL 33733-8030;

                    Three Funds of ALGER TRUST are available under the Policies:

                        Alger American Small Capitalization Portfolio; Alger American MidCap Growth Portfolio;
                        Alger American Growth Portfolio.

                    Two Funds of BT TRUST are available under the Policies:

                        EAFE-Registered Trademark- Equity Index Fund; Small Cap Index Fund.

                    Two Funds of the CIGNA GROUP are available under the
                    Policies:

                        CIGNA VP Money Market Fund;
                        CIGNA VP S&P 500 Index Fund.

                    Two Funds of FIDELITY VIP are available under the Policies:


                        VIP Equity-Income Portfolio ("Fidelity VIP Equity-Income Portfolio");


                        VIP High Income Portfolio ("Fidelity VIP High Income Portfolio").


                    One Fund of FIDELITY VIP II is available under the Policies.


                        VIP II Investment Grade Bond Portfolio ("Fidelity VIP II Investment Grade Bond Portfolio").


                    One Fund of JANUS ASPEN Series is available under the
                    Policies:

                        Worldwide Growth Portfolio.

                    Two Funds of MFS Trust are available under the Policies:

                        MFS Emerging Growth Series;
                        MFS Total Return Series.

                    Three Funds of OCC Trust are available under the Policies:

                        OCC Equity Portfolio;
                        OCC Managed Portfolio;
                        OCC Small Cap Portfolio.

                    One Fund of the TEMPLETON TRUST is available under the
                    Policies:

                        Templeton International Fund, Class 1.

                    The investment advisory fees charged the Funds by their advisers are shown on pages 10 and 11 of this Prospectus.

                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (SMALL CAP STOCKS): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index.

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (SMALL CAP STOCKS):
                    Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization is within the range of companies included in the S&P MidCap 400 Index.

                    ALGER AMERICAN GROWTH PORTFOLIO (LARGE CAP STOCKS): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization is $1 billion or greater.

                    BT INSURANCE FUNDS TRUST EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (INTERNATIONAL STOCKS): Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Europe, Australia, Far East Index.



                    BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND (SMALL CAP STOCKS): Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2000 Small Stock Index.


                    CIGNA VP MONEY MARKET FUND (MONEY MARKET): Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

                    CIGNA VP S&P 500 INDEX FUND (LARGE CAP STOCKS): Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

                    FIDELITY VIP HIGH INCOME PORTFOLIO (HIGH YIELD BONDS): Seeks high current income by investing mainly in high-yielding debt securities with an emphasis on lower quality securities.

                    FIDELITY VIP EQUITY-INCOME PORTFOLIO (LARGE CAP STOCKS):
                    Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

                    FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO (FIXED INCOME -- INTERMEDIATE TERM BONDS): Seeks as high a level of current income as is consistent with the preservation of capital in a broad range of investment grade fixed income securities.

                    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO (GLOBAL STOCKS): Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

                    MFS EMERGING GROWTH SERIES (LARGE CAP STOCKS): Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

                    MFS TOTAL RETURN SERIES (BALANCED OR TOTAL RETURN): Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    OCC SMALL CAP PORTFOLIO (SMALL CAP STOCKS): Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                    OCC MANAGED PORTFOLIO (BALANCED OR TOTAL RETURN): Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessment of relative investment values.

                    OCC EQUITY PORTFOLIO (LARGE CAP STOCKS): Seeks long-term capital appreciation through investment in a diversified portfolio of equity securities on the basis of a value oriented approach to investing.

                    TEMPLETON INTERNATIONAL FUND CLASS 1 (INTERNATIONAL STOCKS):
                    Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.

                    The Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio, and Templeton International Fund Class 1 portfolios may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses.

EXPENSE DATA

The purpose of the following Table is to help Purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by Purchasers assuming that all Net Premium Payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the Individual Funds underlying the Variable Sub-Accounts. The Mortality and Expense Risk Charge shown is the currently charged rate during the first fifteen Policy Years. It currently declines to .25% per year in the sixteenth Policy Year. The Mortality and Expense Risk Charge is guaranteed not to exceed .90% per year. The Administrative Expense Charge shown is the currently charged rate during the first fifteen Policy Years. It is guaranteed not to exceed .30% per year. (Continued on Page 11)

                                   FEE TABLE

                                                                                                                        CIGNA
                                                  ALGER AMERICAN FUNDS                 BT INSURANCE FUNDS TRUST       VARIABLE
                                      --------------------------------------------  ------------------------------    PRODUCTS
                                                         MIDCAP                     EAFE-REGISTERED TRADEMARK-      -------------
                                        SMALL CAP        GROWTH         GROWTH       EQUITY INDEX      SMALL CAP    MONEY MARKET
                                        PORTFOLIO       PORTFOLIO      PORTFOLIO         FUND         INDEX FUND        FUND
                                      --------------  -------------  -------------  ---------------  -------------  -------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk
 Charge.............................        0.70%          0.70%          0.70%           0.70%           0.70%          0.70%
Administrative Expense Charge.......        0.10%          0.10%          0.10%           0.10%           0.10%          0.10%
                                             ---            ---            ---             ---           -----            ---
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES...........................        0.80%          0.80%          0.80%           0.80%           0.80%          0.80%

FUND PORTFOLIO ANNUAL OPERATING
 EXPENSES
Management Fees.....................        0.85%          0.80%          0.75%           0.02%           0.00%          0.35%
Other Expenses......................        0.04%          0.04%          0.04%           0.63%           0.45%          0.15%
                                             ---            ---            ---             ---           -----            ---
TOTAL FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES.................        0.89%          0.84%          0.79%           0.68%(1)        0.45%(1)       0.50%(2)


                                      S&P 500 INDEX
                                           FUND
                                      --------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk
 Charge.............................       0.70%
Administrative Expense Charge.......       0.10%
                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES...........................       0.80%
FUND PORTFOLIO ANNUAL OPERATING
 EXPENSES
Management Fees.....................       0.25%
Other Expenses......................       0.00%
                                          -----
TOTAL FUND PORTFOLIO ANNUAL
 OPERATING EXPENSES.................       0.25%(2)


------------------------------

 (1) The Expense Ratio for the BT Trust EAFE-Registered Trademark- Equity Index Fund and BT Trust Small Cap Index Fund without waiver/reimbursement would be 1.08% and .95%, respectively.



 (2) Through May 1, 1999, the Funds' adviser has agreed to bear expenses of the Funds so that Total Fund Portfolio Annual Operating Expenses do not exceed 0.50% and 0.25% of average daily net asset value for the VP Money Market and the VP S&P 500 Index Funds, respectively. Otherwise, Total Fund Portfolio Annual Operating Expenses would have been 1.11% and 0.55% of average daily net asset value for 1997 for the VP Money Market and the VP S&P 500 Index Funds, respectively.

The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $175 policy issue charge. It also does not reflect premium loads, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in this Prospectus under the heading "Charges and Fees", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.

                             FEE TABLE (CONTINUED)


                                                                                                         TEMPLETON
   FIDELITY VARIABLE INSURANCE      JANUS     MFS-REGISTERED TRADEMARK-                                  VARIABLE
         PRODUCTS FUNDS             ASPEN       VARIABLE INSURANCE                                       PRODUCTS
  -----------------------------    SERIES     TRUST-REGISTERED TRADEMARK-                              -------------
                        INVESTMENT ---------  ----------------------            OCC TRUST                TEMPLETON
   HIGH      EQUITY-     GRADE    WORLDWIDE   EMERGING      TOTAL    -------------------------------   INTERNATIONAL
  INCOME     INCOME      BOND      GROWTH      GROWTH       RETURN   SMALL CAP   MANAGED    EQUITY         FUND
  PORTFOLIO PORTFOLIO   PORTFOLIO PORTFOLIO    SERIES       SERIES   PORTFOLIO   PORTFOLIO PORTFOLIO      CLASS 1
  -------   ---------   -------   ---------   ---------   ---------- ---------   -------   ---------   -------------
  0.70  %     0.70%       0.70%     0.70%       0.70%       0.70%      0.70%      0.70%      0.70%         0.70%
  0.10  %     0.10%       0.10%     0.10%       0.10%       0.10%      0.10%      0.10%      0.10%         0.10%
  -------      ---      -------      ---         ---         ---        ---      -------      ---           ---
  0.80  %     0.80%       0.80%     0.80%       0.80%       0.80%      0.80%      0.80%      0.80%         0.80%

  0.59  %     0.50%       0.44%     0.66%       0.75%       0.75%      0.80%(7)   0.80%(7)   0.80%(7)      0.69%
  0.12  %     0.08%       0.14%     0.08%       0.12%(5)    0.25%(5)   0.17%(8)   0.07%(8)   0.19%(8)      0.19%
  -------      ---      -------      ---         ---         ---        ---      -------      ---           ---
  0.71  %(3)   0.58%(3)   0.58%     0.74%(4)    0.87%       1.00%(6)   0.97%(9)   0.87%(9)   0.99%(9)      0.88%(10)


------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses for the (a) VIP High Income Portfolio would have been 0.71% (Initial Class), and (b) VIP Equity-Income Fund would have been 0.57% (Initial Class).



(4) Management fees for the Worldwide Growth Portfolio reflect a reduced fee schedule effective July 1, 1997. The management fee for the Portfolio reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for the Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Worldwide Growth Portfolio reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.72%, 0.09% and 0.81%. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days notice to the Trustees.



(5) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."



(6) The Adviser has agreed to bear expenses for this Series, subject to reimbursement by the Series, such that the "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. See "Information Concerning Shares of Each Series -- Expenses" in the applicable prospectus. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 0.27% and 1.02% respectively.



(7)  Reflects management fees after taking into effect any waiver.



(8) Other Expenses are shown gross of expense offsets afforded the Portfolios that effectively lowered overall custody expenses.



(9) Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been .80%, .19% and .99% respectively for the Equity Portfolio, .80%, .17% and .97%, respectively, for the Small Cap Portfolio, and .80%, .07% and .87%, respectively, for the Managed Portfolio.



(10) Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See fund prospectus for details. Actual Management Fees and Total Fund Operating Expenses during 1997 were lower.

                    GENERAL

                    There is no assurance that the investment objective of any of the Funds will be met. A Policy Owner bears the complete investment risk for Accumulation Values allocated to a Sub-Account. Each of the Sub-Accounts involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Policy Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Policies. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments").

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, the Company may substitute shares of another Fund. No substitution of securities in any Sub-Account may take place without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    In accordance with its view of present applicable law, the Company will vote the shares of each Fund held in the Variable Account at special meetings of the shareholders of the particular Series Fund in accordance with written instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Series Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Series Fund not more than sixty (60) days prior to the meeting of the particular Series Fund. Voting instructions will be solicited by written communication at least fourteen
                    (14) days prior to the meeting.

                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and other life insurance companies and in some cases, qualified plans. The Series Funds do not foresee any disadvantage to Policy Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both the separate accounts of the Company and those of other life insurance companies. Nevertheless, the Series Funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.

                    FUND PARTICIPATION AGREEMENTS

                    The Company has entered into agreements with the various Trusts and their advisers or distributors under which the Company makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisers or distributors may compensate the Company therefor.

DEATH BENEFIT

                    DEATH BENEFIT OPTIONS

                    Three different Death Benefit Options are available. The amount payable under each option will be determined as of the date of the Insured's death. Option B will be in effect unless Option A or Option C has been elected in the application for the Policy or unless a change has been allowed.

                    Under OPTION A the Death Benefit will be the greater of the Specified Amount (a minimum of $50,000 as of the date of this Prospectus) plus the Accumulation Value, or the Corridor Death Benefit. Option A provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options chosen.

                    Under OPTION B the Death Benefit will be the greater of the Specified Amount or Corridor Death Benefit. Option B provides a level Death Benefit until the Corridor Death Benefit exceeds the Specified Amount.

                    Under OPTION C, the Death Benefit will be the greater of the Specified Amount plus Premium Payments made, or the Corridor Death Benefit. Option C provides a Death Benefit which increases based on Premium Payments.

                    Under each of Option A, Option B, and Option C the amount payable upon death will be the Death Benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                    CHANGES IN DEATH BENEFIT OPTION

                    A Death Benefit Option change will be allowed upon the Owner's written request to the Corporate Variable Products Service Center in form satisfactory to the Company, subject to the following conditions:

                    - The change will take effect on the Monthly Anniversary Day following the date of receipt of the request.

                    - No change in the Death Benefit Option may reduce the Specified Amount below $50,000.

                    - For changes from Option B to Option A, the new Specified Amount will equal the Death Benefit less the Accumulation Value at the time of the change.

                    - For changes from Option B to Option C, the new Specified Amount will equal the Death Benefit less premiums paid at the time of the change.

                    - For changes from Option A to Option B, the new Specified Amount will equal the Death Benefit at the time of the change.

                    - For changes from Option A to Option C, the new Specified Amount will equal the Death Benefit less premiums paid at the time of the change.

                    - For changes from Option C to Option A, the new Specified Amount will equal the Death Benefit less the Accumulation Value at the time of the change.

                    - For changes from Option C to Option B, the new Specified Amount will equal the Death Benefit at the time of the change.

                    PAYMENT OF DEATH BENEFIT

                    The Death Benefit under the Policy, computed as of the date of the Insured's death, will be paid in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate), unless the Owner or the Beneficiary has elected that it be paid under one or more of any Settlement Options (See "Settlement Options") which the Company may make available. Payment of the Death Benefit may be delayed if the Policy is being contested.

                    While the Insured is living, the Owner may elect a Settlement Option, if available, for the Beneficiary and deem it irrevocable, and may revoke or change a prior election. The Beneficiary may make or change an election within 90 days of the death of the Insured, unless the Owner has made an irrevocable election.

                    All or a part of the Death Benefit may be applied under one or more of the Settlement Options as the Company may make available.

                    If the Policy is assigned as collateral security, the Company will pay any amount due the assignee in one lump sum. Any excess Death Benefit due will be paid as elected.

                    A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under
                    Section 7702 of the Code. At the time of purchase, the Owner must choose a Policy which uses either the Guideline Premium test or the Cash Value Accumulation test. Both methods require a life insurance Policy to meet minimum ratios of life insurance coverage to Accumulation Value ("Applicable Percentages"). The selection cannot be changed after the Policy's Issue Date.

                    The Applicable Percentages for the Guideline Premium test are 250% through Attained Age 40, decreasing over time to 150% at Attained Age 55, 120% at Attained Age 65 and 101% at Attained Age 94 and above. The Guideline Premium test also restricts the maximum premiums that may be paid into a life insurance policy for a specified Death Benefit. The Cash Value Accumulation test does not limit premiums which may be paid but has higher required Applicable Percentages. Applicable Percentages under the Cash Value Accumulation Test for Non-Smokers decrease over time from 727% at Attained Age 20, to 378% at Attained Age 40, and to 101% at Attained Age 100.


                    See also "Tax Matters" at pages 24-26 of this Prospectus.

                    CHANGES IN SPECIFIED AMOUNT

                    Changes in the Specified Amount of a Policy can be made by submitting a written request to the Corporate Variable Products Service Center in form satisfactory to the Company.

                    Changes in the Specified Amount are subject to the following conditions:

                    - Satisfactory evidence of insurability and a supplemental application may be required for an increase in the Specified Amount.

                    - An increase in the Specified Amount, other than through a change in the Death Benefit Option, will result in an additional 25% Premium Load on Premium Payments up to the increase in the Target Premium on Premium Payments received during the 12 months following the increase, to the extent such Premium Payments are attributable to the increase in Specified Amount rather than to the previously existing Specified Amount.

                    - No decrease may reduce the Specified Amount to less than $50,000.

                    - No decrease may reduce the Specified Amount below the minimum required to maintain the Policy's status under the Code as a life insurance policy.

PREMIUM
PAYMENTS;
TRANSFERS

                    PREMIUM PAYMENTS

                    The Policies provide for flexible premium payments. Premium Payments are payable in the frequency and in the amount selected by the Policy Owner. The initial Premium Payment is due on the Issue Date and is payable in advance. The minimum payment is the amount necessary to maintain a positive Net Accumulation Value. The Company reserves the right to decline any application or Premium Payment.

                    After the initial Premium Payment, all Premium Payments must be sent directly to the Corporate Variable Products Service Center and will be deemed received when actually received there.

                    The Policy Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    PLANNED PREMIUMS are Premium Payments scheduled when a Policy is applied for.

                    ADDITIONAL PREMIUMS are any Premium Payments made ($500 minimum) in addition to Planned Premiums.

                    PREMIUM INCREASES. At any time, the Owner may increase Planned Premiums, or pay Additional Premiums, but:

                    - Evidence of insurability may be required if the Additional Premium or the new Planned Premium during the current Policy Year would increase the difference between the Death Benefit and the Accumulation Value. If satisfactory evidence of insurability is requested and not provided, the increase in premium will be refunded without interest and without participation of such amounts in any underlying funding options.

                    - In no event may the total of all Premium Payments exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a Premium Payment would result in total Premium Payments exceeding such maximum premium limitation, the Company will only accept that portion of the Premium Payment which will make total premiums equal the maximum. Any part of the Premium Payment in excess of that amount will be returned or applied as otherwise agreed and no further Premium Payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                    - If there is any Policy indebtedness, any additional Net Premium Payments will be used first as a loan repayment with any excess applied as an additional Net Premium Payment.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    At the time of purchase of the Policy, the Owner must decide how to allocate Net Premium Payments among the Sub-Accounts and the Fixed Account. For each Variable Account Sub-Account, the Net Premium Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Policy is determined by dividing the Net Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.

                    During the Right-to-Examine Period, the Net Premium Payment will be allocated to the CIGNA VP Group Money Market Fund of the Variable Account, and earnings will be credited from the later of the Issue Date or the date the Premium Payment was received. The Company will allocate the initial Net Premium Payment directly to the Sub-Account(s) selected by the Owner after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 23 of this Prospectus.

                    Unless the Company is directed otherwise by the Policy Owner, subsequent Net Premium Payments will be allocated on the same basis as the most recent previous Net Premium Payment. Such allocation will occur as of the next Valuation Period after each payment is received.

                    The allocation for future Premium Payments may be changed at any time free of charge. Any new allocation will apply to Premium Payments made more than one week after the Company receives the notice of the new allocation.

                    TRANSFERS

                    Values may, at any time, be transferred ($500 minimum) from one Sub-Account to another. Within the 30 days prior to each Policy Anniversary, the Owner may also transfer a portion of one or more Sub-Accounts to the Fixed Account. Transfers from the Fixed Account are allowed in the 30-day period following a Policy Anniversary and will be effective as of the next Valuation Day after a request is received in good order at the Corporate Variable Products Service Center. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. If the Fixed Account Value as of any Policy Anniversary is less than $5,000, however, this condition will not apply. The Company may further limit transfers from the Fixed Account at any time.

                    Subject to the above restrictions, up to four transfers may be made in any Policy Year without charge, and any value remaining in the Fixed Account or a Sub-Account after a transfer must be at least $500. Transfers must be made in writing unless other arrangements have been previously approved by the Company. A charge of $25 may be imposed for the fifth and succeeding transfers in any Policy Year.

                    Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after a written request is received at the Corporate Variable Products Service Center. Transfer requests must be received by the Corporate Variable Products Center by

                    4:00 p.m. Eastern Time in order to be effective that day. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account to be less than $500 will result in those remaining Accumulation Units being cancelled and their aggregate value reallocated proportionately among the other funding options chosen. The Policy Owner should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to the Sub-Accounts. See pages 8-11 of this Prospectus.

                    The Company, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

CHARGES;
FEES

                    PREMIUM LOAD

                    A deduction of 6.5% from every Premium Payment will be made to cover the premium load. An additional 45% on Premium Payments up to Target Premium will be deducted in the first Policy Year and an additional 12% on Premium Payments up to Target Premium will be deducted in Policy Years two through ten. In the event that the Specified Amount under a Policy is increased, other than through a change in the Death Benefit Option, an additional 25% Premium Load on Premium Payments up to the increase in the Target Premium will be deducted from Premium Payments received during the 12 months following the increase, to the extent such Premium Payments are attributable to the increase in Specified Amount rather than to the previously existing Specified Amount. This load represents state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. The Company estimates that 2.25% of this deduction will be used for premium taxes, which may be higher or lower than the actual tax imposed by the applicable jurisdiction; it is in the mid-range of state premium taxes, which range from 1.75% to 5.0%. The Company estimates 1.25% of each Premium Payment will be used to meet federal income tax liabilities attributable to the treatment of deferred acquisition costs. The remaining 3.0% of the deduction (plus 45% of up to Target Premium during the first Policy Year and 12% of up to Target Premium during Policy Years two through ten) is for sales load. There is no deferred sales charge.

                    POLICY ISSUE FEE

                    A one-time policy issue fee of $175 is deducted from the Accumulation Value for a portion of the Company's administrative expenses.

                    MONTHLY DEDUCTIONS

                    A Monthly Deduction of $8 is made from the Net Accumulation Value for administrative expenses. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports and will not exceed the Company's costs.

                    A Monthly Deduction is also made from the Net Accumulation Value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance depends on the attained age, years since issue and risk class (in accordance with state law) of the Insured and the current Net Amount at Risk.

                    The Cost of Insurance is determined by subtracting the Accumulation Value at the previous Monthly Anniversary Day from the Death Benefit at the previous Monthly Anniversary Day, and multiplying the result (the Net Amount at Risk) by the applicable

                    Cost of Insurance Rate as determined by the Company. The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO).

                    These Monthly Deductions are deducted proportionately from the value of each funding option. This is accomplished for the Sub-Accounts by canceling Accumulation Units and withdrawing the value of the canceled Accumulation Units from each funding option in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the Monthly Anniversary Day.

                    ADMINISTRATIVE FEE

                    For administrative costs a daily deduction, currently equivalent to .10% per year during the first fifteen Policy Years, is made from amounts held in the Variable Account and the Fixed Account. This deduction is guaranteed not to exceed .30% per year.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    There will be a $25 transaction fee for each transfer between funding options in excess of four during any Policy Year.

                    MORTALITY AND EXPENSE RISK CHARGE

                    For mortality and expense risks, a daily deduction, currently equivalent to .70% per year during the first fifteen Policy Years and .25% thereafter, is made from amounts held in the Variable Account and the Fixed Account. This deduction is guaranteed not to exceed .90% per year.

                    SURRENDERS DURING FIRST THREE POLICY YEARS -- REFUND OF PORTION OF PREMIUM LOAD

                    If the Policy is fully surrendered during the first 12 months after issue a credit will be paid equal to 100% of all Premium Loads previously deducted in excess of 3.5% of all premiums paid. If the Policy is fully surrendered during the months 13 through 24, the credit will equal 50% of all Premium Loads previously deducted in excess of 3.5% of all premiums paid. If the Policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all Premium Loads previously deducted in excess of 3.5% of all premiums paid.

                    In no event, however, in the event of a Policy surrender during the first two Policy Years, will the Aggregate Premium Load retained by the Company for sales and promotional expense exceed 30% of the sum of Premium Payments in the first two Policy Years up to one Guideline Annual Premium, plus 10% of Premium Payments in the first two Policy Years between one and two times one Guideline Annual Premium plus 9% of Premium Payments in the first two Policy Years in excess of two times one Guideline Annual Premium. Any surrenders may result in tax implications. See "Tax Matters".

                    Based on its actuarial determination, the Company is not certain whether the Premium Load, the policy issue fee and the monthly administrative expense deduction will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the General Account of the Company, which supports insurance and annuity obligations.

THE FIXED
ACCOUNT

                    The Fixed Account is funded by the assets of the Company's General Account. Amounts held in the Fixed Account will be credited with interest at rates declared by the Company from time to time. The minimum rate which will be credited is the lesser of 4% per year or the prevailing 30 day Treasury Bill Rate as of the last day of the preceding calendar month.

                    THE FIXED ACCOUNT IS MADE UP OF THE GENERAL ASSETS OF THE COMPANY OTHER THAN THOSE ALLOCATED TO ANY SEPARATE ACCOUNT. THE FIXED ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT. BECAUSE OF APPLICABLE EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), AND NEITHER THE FIXED ACCOUNT NOR THE COMPANY'S GENERAL ACCOUNT HAS BEEN REGISTERED UNDER THE 1940 ACT. THEREFORE, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN IS GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

POLICY VALUES

                    ACCUMULATION VALUE

                    Once a Policy has been issued, each Net Premium Payment allocated to a Sub-Account of the Variable Account is credited in the form of Accumulation Units, representing the Fund in which assets of that Sub-Account are invested. Each Net Premium Payment will be credited to the Policy as of the end of the Valuation Period in which it is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular Sub-Account). The number of Accumulation Units credited is determined by dividing the Net Premium Payment by the value of an Accumulation Unit next computed after receipt. Since each Sub-Account has a unique Accumulation Unit value, a Policy Owner who has elected a combination of funding options will have Accumulation Units credited from more than one source.

                    The Accumulation Value of a Policy is determined by: (a) multiplying the total number of Accumulation Units credited to the Policy for each applicable Sub-Account by its appropriate current Accumulation Unit value; (b) if a combination of Sub-Accounts is elected, totaling the resulting values; and (c) adding any values attributable to the General Account (i.e., the Fixed Account Value and the Loan Account Value).

                    The number of Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of an Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account.

                    The Fixed Account Value reflects amounts allocated to the General Account through payment of premiums or transfers from the Variable Account. The Fixed Account Value is guaranteed; however, there is no assurance that the Variable Account Value of the Policy will equal or exceed the Net Premium Payments allocated to the Variable Account.

                    Each Policy Owner will be advised at least annually as to the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit values, the Variable Account Value, the Fixed Account Value and the Loan Account Value.

                    Accumulation Value will be affected by Monthly Deductions.

                    VARIABLE ACCUMULATION UNIT VALUE

                    The value of a Variable Accumulation Unit for any Valuation Period is determined by multiplying the value of that Variable Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the current period for the appropriate Sub-Account. The Net Investment Factor is determined separately for each Sub-Account by dividing (a) by (b) and subtracting (c) from the results where (a) equals the net asset value per share of the Fund held in the Sub-Account at the end of a Valuation Period plus the per share amount of any distribution declared by the Fund if the "ex-dividend" date is during the Valuation Period plus or minus taxes or provisions for taxes, if any, attributable to the operation of the Sub-Account during the Valuation Period; (b) equals the net asset value per share of the Fund held in the Sub-Account at the beginning of that Valuation Period, and
                    (c) is the daily charge for mortality and expense risk plus the daily fee for administration multiplied by the number of days in the Valuation Period.

                    SURRENDER VALUE

                    The Surrender Value of a Policy is the amount the Owner can receive in cash by surrendering the Policy. All or part of the Surrender Value may be applied to one or more of any Settlement Options available through a rider attached to the Policy.

SURRENDERS

                    PARTIAL SURRENDERS

                    A partial surrender may be made at any time by written request to the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. A $25 transaction fee is charged.

                    The amount of a partial surrender may not exceed 90% of the Net Accumulation Value at the end of the Valuation Period in which the election becomes or would become effective, and may not be less than $500.

                    For Option B and C Policies (See "Death Benefit"): A partial surrender will reduce the Accumulation Value, Death Benefit, and Specified Amount. The Specified Amount and Accumulation Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                    For an Option A Policy (See "Death Benefit"): A partial surrender will reduce the Accumulation Value and the Death Benefit, but it will not reduce the Specified Amount.

                    The Specified Amount remaining in force after a partial surrender may not be less than $50,000. Any request for a partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

                    If, at the time of a partial surrender, the Net Accumulation Value is attributable to more than one funding option, the $25 transaction charge and the amount paid upon the surrender will be taken proportionately from the values in each funding option, unless the Policy Owner and the Company agree otherwise.

                    FULL SURRENDERS

                    A full surrender may be made at any time. The Company will pay the Surrender Value next computed after receiving the Owner's written request at the Corporate Variable Products Service Center in a form satisfactory to the Company. Payment of any amount from the Variable Account on a full surrender will usually be made within seven calendar days thereafter.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of the surrendered amount from the Variable Account may be postponed when the New York Stock Exchange is closed and for such other periods as the Commission may require. Payment or transfer from the Fixed Account may be deferred up to six months at the Company's option. If the Company exercises its right to defer such payments or transfers interest will be added as required by law.

LAPSE AND
REINSTATEMENT

                    LAPSE OF A POLICY

                    A lapse occurs if a Monthly Deduction is greater than the Net Accumulation Value and no payment to cover the Monthly Deduction is made within the Grace Period. The Company will send the Owner a lapse notice at least 31 days before the Grace Period expires.

                    The Net Accumulation Value may be insufficient to keep this Policy in force, particularly if there have been any loans or partial surrenders, and depending on the investment performance of the funding options. Payment of an additional premium may be necessary.

                    REINSTATEMENT OF A LAPSED POLICY

                    The Owner can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, the Company will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deduction plus twelve additional Monthly Deductions.

POLICY LOANS

                    A Policy loan requires that a loan agreement be executed and that the Policy be assigned to the Company. The loan may be for any amount up to 90% of the then current Net Accumulation Value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the Loan Account Value. If Policy values are held in more than one funding option, withdrawals from each funding option will be made in proportion to the assets in each funding option at the time of the loan for transfer to the Loan Account, unless the Company is instructed otherwise in writing at the Corporate Variable Products Service Center.

                    Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and the net interest will be withdrawn proportionately from the values in each funding option.

                    The Company will credit interest on the Loan Account Value. During the first fifteen Policy Years, the Company's current practice is that interest will be credited at an annual rate equal to the interest rate charged on the loan minus .80% (guaranteed not to exceed 1.2%). Beginning with the sixteenth Policy Year, the Company's current practice is that interest will be credited at an annual rate equal to the interest rate charged on the loan, less .25% annually (guaranteed not to exceed 1.2%). In no case will the annual credited interest rate be less than 3.8%.

                    Repayments on the loan will be allocated among the funding options according to current Net Premium Payment allocations. However, the Company maintains the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. The Loan Account Value will be reduced by the amount of any loan repayment.

                    A Policy loan, whether or not repaid, will affect the proceeds payable upon the Insured's death and the Accumulation Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Accumulation Value. The longer a loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

SETTLEMENT OPTIONS

                    Proceeds in the form of Settlement Options may be payable by the Company at the Beneficiary's election upon the Insured's death, or while the Insured is alive, upon election by the Owner of one of the Settlement Options which the Company may make available through the addition of a rider.

                    A written request may be made to elect, change, or revoke a Settlement Option before payments begin under any Settlement Option. This request must be in form satisfactory to the Company, and will take effect upon its receipt at the Corporate Variable Products Service Center. Payments after the first payment will be made on the first day of each month.

                    Examples of possible Settlement Options are:

                    FIRST OPTION -- Payments for a stated number of years.

                    SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for a specified number of months;

                    THIRD OPTION -- Payment of interest annually on the sum left with the Company at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                    FOURTH OPTION -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

                    ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement offered by the Company at the time the request is made.

ADDITIONAL INSURANCE BENEFIT

                    The Policy can be issued with an Additional Insurance Benefit as a portion of the total Death Benefit. The benefit provides annually renewable term life insurance on the life of the Insured. This benefit is excluded from the Specified Amount when calculating the charges and fees for the Policy and when calculating the Guideline Annual Premium and the Target Premium.

                    The cost of the benefit is added to the Monthly Deduction, and is dependent on the attained age, years since issue, risk class and gender classification. The Company may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed cost of insurance rate for the benefit for that Policy Year.

                    The benefit provides a vehicle for a Policy Owner to increase the insurance protection under the Policy.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only where the Insured is below the age of 75.

                    SHORT-TERM RIGHT TO CANCEL THE POLICY

                    A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, unless otherwise stipulated by state law requirements. The Initial Premium Payment made when the Policy is issued will be held in the CIGNA VP Money Market Fund of the Variable Account and not allocated to any other Variable Sub-Accounts even if the Policy Owner may have so directed until the fifteenth day after the Policy is mailed to the Owner, if the state law Right-to-Examine Period is 10 days after the Policy is received by the Owner (the twenty-fifth day, if the state law Right-to-Examine Period is 20 days, or the thirty-fifth day, if the state law Right-to-Examine Period is 30 days). If the Policy is returned for cancellation in a timely fashion, the refund of premiums paid, without interest, will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears.

                    POLICY OWNER

                    While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

                    The Policy Owner may name a new Policy Owner while the Insured is living. Any such change in ownership must be in a written form satisfactory to the Company and recorded at the Corporate Variable Products Service Center. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

                    If the Policy Owner is other than the Insured and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

                    BENEFICIARY

                    The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

                    The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Corporate Variable Products Service Center. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action taken by the Company before it was recorded.

                    If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insured, the death proceeds shall be paid to the Policy Owner or the Policy Owner's executor(s), administrator(s) or assigns.

                    RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                    The Policy Owner may, within the first two Policy Years, exchange the Policy for a flexible premium adjustable life insurance policy then being offered by the Company's Corporate Insurance Department. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Issue Date. No evidence of insurability will be required.

                    The Policy Owner, the Insured and the Beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a Death Benefit on the exchange date not more than the Death Benefit of the original Policy immediately prior to the exchange date. The new policy will have the same Issue Date and Issue Age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

                    INCONTESTABILITY

                    The Company will not contest payment of the death proceeds based on the Initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Issue Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the death proceeds based on such an increase after it has been in force during the Insured's lifetime for two years from its effective date.

                    MISSTATEMENT OF AGE

                    The Company will adjust the Death Benefit and Accumulation Value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary. The process will begin with the recalculation based on the rates in effect on the Issue Date. Each succeeding recalculation will be based on the rates in effect on the corresponding monthly anniversary.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Issue Date, the Company will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

TAX MATTERS

                    The following discussion is general and is not intended as tax advice. Counsel and other competent advisers should be consulted for more complete information. This discussion is based on the Company's understanding of Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                    POLICY PROCEEDS

                    Section 7702 of the Code provides a definition of a life insurance policy for federal tax purposes. This definition can be satisfied by complying with either the cash value test or the guideline premium test set forth in Section 7702. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a Policy are excludable from gross income of the Beneficiary under Section 101 of the Code. However, if a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not afford the tax advantage normally provided by a life insurance policy.

                    A life insurance policy may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided under the Policy. The premium limitation rules for determining whether a Policy is a modified endowment contract are extremely complex. In general, however, Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59 1/2 or disabled.

                    It may not be advantageous to replace existing insurance with Policies described in this Prospectus. It may also be disadvantageous to purchase a Policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy.

                    The Policies offered by this Prospectus may or may not be issued as modified endowment contracts. If a Policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a modified endowment contract as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code. Because the Policy provides for flexible Premium Payments, the Company will monitor whether additional Premium Payments or other changes result in a Policy's becoming a modified endowment contract.

                    In addition to meeting the tests required under Section 7702 and Section 7702A, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Treasury regulation 1.817-5 issued by the Secretary of the Treasury set the standards for measuring the adequacy of this diversification. Generally, no more than 55 percent of the value of the total assets may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. U.S. Treasury Securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply. A variable life insurance policy that is not adequately diversified under these regulations would not be treated as life insurance under Section 7702 of the Code. The Company believes the Variable Account investments meet the applicable diversification standards.

                    Should the Secretary of the Treasury issue additional rules or regulations limiting the number of funds, transfers between funds, exchanges of funds or changes in investment objectives of funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

                    A total surrender or termination of the Policy by lapse, a change in the Specified Amount, payment of Additional Premiums, a Policy Loan, a change in Death Benefit Option, the exchange of a Policy for a fixed-benefit policy, or the assignment of a Policy may have adverse tax consequences. If the amount received by the Policy Owner upon surrender or termination plus total Policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                    Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

                    TAXATION OF THE COMPANY

                    The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units.

                    The Company does not initially expect to incur any Federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

                    The Company may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                    SECTION 848 CHARGES

                    The premium load is assessed to cover state taxes, federal income tax liabilities and a portion of the sales expenses incurred by the Company. The Company estimates that the portion of the premium load other than for sales expenses is made up of 2.25% for state taxes and 1.25% for the additional federal income tax burden under Section 848 of the Code relating to the tax treatment of deferred acquisition costs. The 1.25% charge for federal income tax liabilities is reasonable in relation to the Company's increased taxes under this Section of the Code.

OTHER MATTERS

                    DIRECTORS AND OFFICERS OF THE COMPANY


                    The following persons are Directors and Officers of the Company. The address of each is 900 Cottage Grove Road, Hartford, CT 06152 and each has been employed by the Company or its affiliates for more than five years except Mr. Jones, Mr DellaVolpe and Mr. Pacy. Prior to February 1994, Mr. Jones was Executive Vice President, Chief Administrative Officer, Chief Operating Officer and Director, NAC Re Corporation and NAC Reinsurance Corporation (Chief Operating Officer of NAC Re Corporation beginning June 1993). Prior to 1997, Mr. DellaVolpe was Manager, Coopers & Lybrand. Prior to January 1995, Mr. Pacy was Senior Manager-IT Infrastructure and Technology Management Officer, Digital Equipment Corporation.


                                       POSITIONS AND OFFICES
             NAME                         WITH THE COMPANY
------------------------------  ------------------------------------
Thomas C. Jones                 President and Director
                                (Principal Executive Officer)
John Wilkinson                  Vice President and Actuary
                                (Principal Financial Officer)
Dominic A. DellaVolpe           Assistant Vice President
                                (Principal Accounting Officer)
David C. Kopp                   Corporate Secretary
Andrew G. Helming               Secretary
Stephen C. Stachelek            Vice President and Treasurer
H. Edward Hanway                Director and Chairman of the Board
Harold W. Albert                Director
Robert W. Burgess               Director
John G. Day                     Director and Chief Counsel
Joseph M. Fitzgerald            Director and Senior Vice President
Carol M. Olsen                  Director and Senior Vice President
John E. Pacy                    Director and Senior Vice President
Patricia L. Rowland             Director and Senior Vice President
W. Allen Schaffer, M.D.         Director and Senior Vice President
Marc L. Preminger               Director, Senior Vice President and
                                Chief Financial Officer

                    DISTRIBUTION OF POLICIES

                    The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the Company's principal underwriter, CIGNA Financial Services, Inc. ("CFS"), whose address is 280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.

                    Gross first year commissions paid by the Company, on the sale of the Policies will not exceed 45% of Target Premium, plus 3% of any Premium Payment in excess of Target Premium. Gross commissions for years two through ten paid by the Company will not exceed 15% of Target Premium, plus 3% of any Premium Payment in excess of Target Premium. Gross renewal commissions paid by the Company will not exceed 3% of Premium Payments, plus 25% of any increase in Target Premium. In addition, annual renewal compensation of up to .10% of Net Accumulation Value may be paid beginning in the second year.

                    CHANGES OF INVESTMENT POLICY

                    The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

                    OTHER CONTRACTS ISSUED BY THE COMPANY

                    The Company does presently and will, from time to time, offer other variable annuity contracts and variable life insurance policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                    STATE REGULATION

                    The Company is subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the Connecticut Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    REPORTS TO POLICY OWNERS

                    The Company maintains Policy records and will mail to each Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each Sub-Account of the Variable Account, and any Loan Account Value.

                    Policy Owners will also be sent annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the Funds to the extent required by the 1940 Act.

                    In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in Death Benefit Option, changes in future premium allocation, transfers among Sub-Accounts, Premium Payments, loans, loan repayments, reinstatement and termination.

                    ADVERTISING

                    The Company is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the

                    Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Policies. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    LEGAL PROCEEDINGS

                    There are no material legal or administrative proceedings pending or known to be contemplated, other than ordinary routine litigation incidental to the business, to which the Company and the Variable Account are parties or to which any of their property is subject. The principal underwriter, CFS, is not engaged in any material litigation of any nature.

                    EXPERTS

                    An actuarial opinion regarding the representativeness of illustrations in this Prospectus has been rendered by Michelle L. Kunzman, FSA, MAAA, 900 Cottage Grove Road, Hartford, CT 06152, as stated in the opinion filed as an Exhibit to the Registration Statement given on her authority as an expert in actuarial matters.

                    Legal matters in connection with the Policies described herein are being passed upon by Mark A. Parsons, Esq., Chief Counsel, CIGNA Retirement & Investment Services, 900 Cottage Grove Road, Hartford, CT 06152, in the opinion filed as an Exhibit to the Registration Statement given on his authority as an expert in these matters.


                    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 included in this Prospectus as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 1997 and the Statement of Operations and the Statement of Changes in Net Assets for the period ended December 24, 1997 have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                    YEAR 2000



                    Variable Life Account 02 is a Connecticut General Life Insurance Company (the Company) "separate account" established under Connecticut insurance law. The Company is highly dependent on automated systems and systems applications in conducting its ongoing operations. If these systems were unable to process data accurately because of failing to be Year 2000 ready, these activities (including the processing of transactions and other normal business activities for Account 02) would be interrupted and could have a material adverse effect on the Company's results of operations. By the beginning of 1999, the Company expects to substantially complete modifications or replacement of systems to ensure Year 2000 readiness, with the remainder being completed by the end of 1999. The Company is utilizing both internal and external resources to meet this timetable. The costs of these efforts are not expected to have a material adverse effect on results of operations.



                    In addition, the Company has relationships with various third-party entities in its ordinary course of business. For example, the Company receives data from clients; depends on others, such as third-party administrators and banks, for services; and bears credit risk on others, such as entities in which the Company invests. The Company is assessing and attempting to mitigate its risks with respect to the failure of these entities to be Year 2000 ready. The effect, if any, on the Company's results of operation from the failure of these entities to be Year 2000 ready is not reasonably estimable.


                    FINANCIAL STATEMENTS


                    There follow the consolidated balance sheets of the Company and its subsidiaries as of December 31, 1997 and 1996 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 1997, 1996 and 1995. They should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.



                    There also follow the Statement of Assets and Liabilities of the Variable Account at December 31, 1997 and related Statements of Operations and Statement of Changes in Net Assets for the period ended December 31, 1997. The Variable Account commenced operations on December 24, 1996.

                      One Financial Plaza              Telephone 860 240 2000
                      Hartford, CT 06103

PRICE WATERHOUSE LLP                                                   [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

February 10, 1998

To the Board of Directors and Shareholder of Connecticut General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and retained earnings and of cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP

                            CONNECTICUT GENERAL LIFE

                               INSURANCE COMPANY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

                            Opinion furnished by PW.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
-----------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                           1997       1996       1995
-----------------------------------------------------------------------------------------------------

REVENUES
Premiums and fees...................................................  $   5,376  $   5,314  $   4,998
Net investment income...............................................      3,139      3,199      3,138
Realized investment gains (losses)..................................         45         37         (7)
Other revenues......................................................         10          9          9
                                                                      ---------  ---------  ---------
    Total revenues..................................................      8,570      8,559      8,138
                                                                      ---------  ---------  ---------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses............................      5,917      6,069      5,892
Policy acquisition expenses.........................................        122        143        127
Other operating expenses............................................      1,618      1,477      1,358
                                                                      ---------  ---------  ---------
    Total benefits, losses and expenses.............................      7,657      7,689      7,377
                                                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAXES..........................................        913        870        761
                                                                      ---------  ---------  ---------
Income taxes (benefits):
  Current...........................................................        347        394        301
  Deferred..........................................................        (49)       (81)       (44)
                                                                      ---------  ---------  ---------
    Total taxes.....................................................        298        313        257
                                                                      ---------  ---------  ---------
NET INCOME..........................................................        615        557        504
Dividends declared..................................................       (400)      (600)      (252)
Retained earnings, beginning of year................................      3,177      3,220      2,968
-----------------------------------------------------------------------------------------------------
RETAINED EARNINGS, END OF YEAR......................................  $   3,392  $   3,177  $   3,220
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

------------------------------------------------------------------------------------------------
(IN MILLIONS)
------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                               1997       1996
------------------------------------------------------------------------------------------------

ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost, $20,962; $19,882)......  $  22,323  $  20,816
  Mortgage loans..........................................................     10,090     10,152
  Equity securities, at fair value (cost, $75; $59).......................         54         41
  Policy loans............................................................      7,146      7,133
  Real estate.............................................................        749      1,025
  Other long-term investments.............................................        166        193
  Short-term investments..................................................        173        417
                                                                            ---------  ---------
      Total investments...................................................     40,701     39,777
Cash and cash equivalents.................................................        923         --
Accrued investment income.................................................        602        619
Premiums and accounts receivable..........................................        811        817
Reinsurance recoverables..................................................      1,271      1,303
Deferred policy acquisition costs.........................................        834        780
Property and equipment, net...............................................        291        276
Current income taxes......................................................         67         12
Deferred income taxes, net................................................        653        639
Goodwill..................................................................        474        488
Other assets..............................................................        209        249
Separate account assets...................................................     29,217     22,555
------------------------------------------------------------------------------------------------
      Total assets........................................................  $  76,053  $  67,515
------------------------------------------------------------------------------------------------
                                                                            --------------------
LIABILITIES
Contractholder deposit funds..............................................  $  30,449  $  29,621
Future policy benefits....................................................      8,224      8,187
Unpaid claims and claim expenses..........................................      1,225      1,170
Unearned premiums.........................................................        260        200
                                                                            ---------  ---------
      Total insurance and contractholder liabilities......................     40,158     39,178
Accounts payable, accrued expenses and other liabilities..................      2,428      1,808
Separate account liabilities..............................................     29,021     22,365
------------------------------------------------------------------------------------------------
      Total liabilities...................................................     71,607     63,351
------------------------------------------------------------------------------------------------
CONTINGENCIES -- NOTE 12
SHAREHOLDER'S EQUITY
Common stock (6 shares outstanding).......................................         30         30
Additional paid-in capital................................................        766        766
Net unrealized appreciation on investments................................        256        188
Net translation of foreign currencies.....................................          2          3
Retained earnings.........................................................      3,392      3,177
------------------------------------------------------------------------------------------------
      Total shareholder's equity..........................................      4,446      4,164
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity..........................  $  76,053  $  67,515
------------------------------------------------------------------------------------------------
                                                                            --------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

---------------------------------------------------------------------------------------------------
(IN MILLIONS)
---------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                         1997       1996       1995
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income........................................................  $     615  $     557  $     504
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Insurance liabilities...........................................         78         57        (90)
  Reinsurance recoverables........................................         68        (11)     1,201
  Premiums and accounts receivable................................        106         77         32
  Deferred income taxes, net......................................        (49)       (82)       (44)
  Other assets....................................................        (54)        43        (14)
  Deferred policy acquisition costs...............................        (97)       (92)        12
  Accounts payable, accrued expenses, other liabilities and
   current income taxes...........................................         41       (113)       212
  Depreciation and goodwill amortization..........................         88         94         89
  Other, net......................................................        (99)      (151)       (79)
                                                                    ---------  ---------  ---------
    Net cash provided by operating activities.....................        697        379      1,823
                                                                    ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
  Fixed maturities................................................      1,583      1,589      1,070
  Mortgage loans..................................................        807        640        383
  Equity securities...............................................         14         13        119
  Real estate.....................................................        401        345        299
  Other (primarily short-term investments)........................      6,447      3,613      2,268
Investment maturities and repayments:
  Fixed maturities................................................      2,394      2,634      2,234
  Mortgage loans..................................................        601        630        420
Investments purchased:
  Fixed maturities................................................     (4,339)    (3,834)    (4,439)
  Mortgage loans..................................................     (1,426)    (1,300)    (1,908)
  Equity securities...............................................         (9)        (3)       (20)
  Policy loans....................................................        (13)      (207)    (2,129)
  Other (primarily short-term investments)........................     (6,296)    (3,930)    (2,334)
  Other, net......................................................       (102)       (94)      (119)
                                                                    ---------  ---------  ---------
    Net cash provided by (used in) investing activities...........         62         96     (4,156)
                                                                    ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder deposit funds:
  Deposits and interest credited..................................      7,634      7,260      7,489
  Withdrawals and benefit payments................................     (7,023)    (7,135)    (4,985)
Dividends paid to parent..........................................       (400)      (600)      (252)
Other, net........................................................        (47)        --          1
                                                                    ---------  ---------  ---------
      Net cash provided by (used in) financing activities.........        164       (475)     2,253
---------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents..............        923         --        (80)
Cash and cash equivalents, beginning of year......................         --         --         80
---------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year............................  $     923  $      --  $      --
---------------------------------------------------------------------------------------------------
                                                                    -------------------------------
Supplemental Disclosure of Cash Information:
  Income taxes paid, net of refunds...............................  $     402  $     385  $     211
  Interest paid...................................................  $       5  $       7  $       7
---------------------------------------------------------------------------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS

  Connecticut General Life Insurance Company and its subsidiaries (the Company) provide insurance and related financial services throughout the United States and in many locations worldwide. Principal products and services include group life and health insurance, individual life insurance and annuity products, and retirement and investment products and services. The Company is a wholly-owned subsidiary of Connecticut General Corporation, which is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  A) BASIS OF PRESENTATION: The consolidated financial statements include the accounts of the Company and all significant subsidiaries. These consolidated financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding medical costs and interest rates, that affect the recorded amounts. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior years' amounts to conform with the 1997 presentation.

  B) RECENT ACCOUNTING PRONOUNCEMENTS: In 1997, the Financial Accounting Standards Board (FASB) issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", which could change the way segments are structured and require additional segment disclosure. Although the Company has not determined the timing of implementation of this pronouncement, it will be adopted no later than the required implementation date of December 31, 1998.

  The American Institute of Certified Public Accountants issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" in 1997. SOP 97-3 provides guidance on the recognition and measurement of liabilities for guaranty fund and other insurance-related assessments. Implementation is required by the first quarter of 1999, with the cumulative effect of adopting the SOP reflected in net income in the year of adoption. The Company has not determined the effect or timing of implementation of this pronouncement.

  In 1996, the Company implemented Statement of Financial Accounting Standards
(SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 121 requires write-down to fair value when long-lived assets to be held and used are impaired. Long-lived assets to be disposed of, including real estate held for sale, must be carried at the lower of cost or fair value less costs to sell. Depreciation of assets to be disposed of is prohibited. The effect of implementing SFAS No. 121 was not material to the Company.

  C) FINANCIAL INSTRUMENTS: In the normal course of business, the Company enters into transactions involving various types of financial instruments, including investments such as fixed maturities and equity securities and off-balance sheet financial instruments such as investment and loan commitments and financial guarantees. These instruments are subject to risk of loss due to interest rate and market fluctuations and most have credit risk. The Company evaluates and monitors each financial instrument individually and, where appropriate, uses certain derivative instruments or obtains collateral or other forms of security to minimize risk of loss.

  Financial instruments that are subject to fair value disclosure requirements (insurance contracts, real estate, goodwill and taxes are excluded) are carried in the financial statements at amounts that approximate fair value, except for Mortgage Loans and Contractholder Deposit Funds (non-insurance products). For these financial instruments, the fair value was not materially different from the carrying amount as of December 31, 1997 and 1996. Fair values of off-balance sheet financial instruments as of December 31, 1997 and 1996 were not material.

  Fair values for financial instruments are estimates that, in many cases, may differ significantly from the amounts that could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments with comparable terms and credit quality. The fair value of liabilities for contractholder deposit funds was estimated using the amount payable on demand, and for those not payable on demand, discounted cash flow analyses.

  D) INVESTMENTS: Investments in fixed maturities, which are classified as available-for-sale, include bonds, asset-backed securities, including collateralized mortgage obligations (CMOs), and redeemable preferred stocks. Fixed maturities are carried at fair value, with unrealized appreciation or depreciation included in Shareholder's Equity. Fixed maturities are considered impaired and written down to fair value when a decline in value is considered to be other than temporary.

  Mortgage loans are carried principally at unpaid principal balances, net of valuation reserves. Mortgage loans are considered impaired when it is probable that the Company will not collect all amounts according to the contractual terms of the loan agreement. If impaired, a valuation reserve is utilized to record any change in the fair value of the underlying collateral below the carrying value of the mortgage loan.

  Fixed maturities and mortgage loans that are delinquent or restructured to modify basic financial terms, typically to reduce the interest rate and, in certain cases, extend the term, are placed on non-accrual status. Net investment income on such investments is recognized only when payment is received.

  Real estate investments are either held for the production of income or held for sale. Real estate investments held for the production of income are carried at depreciated cost less any write-downs to fair value. Depreciation is generally calculated using the straight-line method based on the estimated useful lives of these assets.

  Real estate investments held for sale are generally those which are acquired through the foreclosure of mortgage loans. The Company's policy is to rehabilitate, re-lease and sell foreclosed properties, which generally takes two to four years. At the time of foreclosure, properties are valued at fair value less estimated costs to sell and reclassified from mortgage loans to real estate held for sale. Subsequent to foreclosure, these investments are carried at the lower of cost or current fair value less estimated costs to sell and are no longer depreciated. Adjustments to the carrying value as a result of changes in fair value subsequent to foreclosure are recorded as valuation reserves. The Company considers several methods in determining fair value for real estate, with emphasis placed on the use of discounted cash flow analyses and, in some cases, the use of third-party appraisals.

  Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value, with unrealized appreciation or depreciation included in Shareholder's Equity. Short-term investments are carried at fair value, which approximates cost. Equity securities and short-term investments are classified as available for sale.

  Policy loans are generally carried at unpaid principal balances.

  Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves. Realized investment gains and losses do not include amounts attributable to experience-rated pension policyholders' contracts and participating life policies (policyholder share). Realized investment gains and losses are based upon specific identification of the investment assets.

  Unrealized investment gains and losses for investments carried at fair value are included in Shareholder's Equity net of policyholder-related amounts and deferred income taxes.

  See Note 4(F) for a discussion of the Company's accounting policies for derivative financial instruments.

  E) CASH AND CASH EQUIVALENTS: Short-term investments with a maturity of three months or less at the time of purchase are reported as cash equivalents.

  F) REINSURANCE RECOVERABLES: Reinsurance recoverables are estimates of amounts to be received from reinsurers, including amounts under reinsurance agreements with affiliated companies. Allowances are established for amounts estimated to be uncollectible.

  G) DEFERRED POLICY ACQUISITION COSTS: Acquisition costs consist of commissions, premium taxes and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs for universal life products and contractholder deposit funds are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts. Acquisition costs for annuity and other individual life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income. If such costs are estimated to be unrecoverable, they are expensed unless such costs are estimated to be unrecoverable as a result of treating unrealized investment gains and losses as though they had been realized. In these cases a deferred acquisition cost valuation allowance may be established or adjusted, with a comparable offset in net unrealized appreciation (depreciation).

  H) PROPERTY AND EQUIPMENT: Property and equipment are carried at cost less accumulated depreciation. When applicable, cost includes interest and real estate taxes incurred during construction and other construction-related costs. Depreciation is calculated principally on the straight-line method based on the estimated useful lives of the assets. Accumulated depreciation was $448 million and $427 million at December 31, 1997 and 1996, respectively.

  I) OTHER ASSETS: Other Assets consists of various insurance-related assets, principally ceded unearned premiums, reinsurance deposits and other amounts due from affiliated companies.

  J) GOODWILL: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Goodwill is amortized on systematic bases over periods, not exceeding 40 years, that correspond with the benefits estimated to be derived from the acquisitions. The Company evaluates the carrying amount of goodwill by analyzing historical and estimated future income and undiscounted estimated cash flows of the related businesses. Goodwill is written down when impaired. Amortization periods are revised if it is estimated that the remaining period of benefit of the goodwill has changed. Accumulated amortization was $113 million and $99 million at December 31, 1997 and 1996, respectively.

  K) SEPARATE ACCOUNTS: Separate account assets and liabilities are principally carried at market value and represent policyholder funds maintained in accounts having specific investment objectives. The investment income, gains and losses of these accounts generally accrue to the policyholders and, therefore, are not included in the Company's revenues and expenses.

  L) CONTRACTHOLDER DEPOSIT FUNDS: Liabilities for Contractholder Deposit Funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges and, for universal life fund balances, mortality charges.

  M) FUTURE POLICY BENEFITS: Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed using premium assumptions for group annuity policies and the net level premium method for individual life policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 11%, generally graded down from 1 to 20 years. Mortality, morbidity, and withdrawal assumptions are based on either the Company's own experience or various actuarial tables.

  N) UNPAID CLAIMS AND CLAIM EXPENSES: Liabilities for unpaid claims and claim expenses are estimates of payments to be made on reported and incurred but not reported insurance claims.

  O) UNEARNED PREMIUMS: Premiums for group life and accident and health insurance are reported as earned on a pro rata basis over the contract period. The unexpired portion of these premiums is recorded as Unearned Premiums.

  P) OTHER LIABILITIES: Other Liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that can be reasonably estimated.

  Q) TRANSLATION OF FOREIGN CURRENCIES: Foreign operations primarily utilize the local currencies as their functional currencies, and assets and liabilities are translated at the rates of exchange as of the balance sheet date. The translation gain or loss on such functional currencies, net of applicable taxes, is generally reflected in Shareholder's Equity. Revenues and expenses are translated at the average rates of exchange prevailing during the year.

  R) PREMIUM AND FEES, REVENUES AND RELATED EXPENSES: Premiums for group life and accident and health insurance are recognized as revenue on a pro-rata basis over their contract periods. Benefits, losses and settlement expenses are recognized when incurred.

  Premiums for individual life insurance as well as individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

  Revenues for universal life products consist of net investment income and mortality, administration and surrender fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting universal life products and is recognized as earned. Fees for mortality are recognized ratably over the policy year. Administration fees are recognized as services are provided, and surrender charges are recognized as earned. Benefit expenses for universal life products consist of benefit claims in excess of fund balances, which are recognized when claims are filed, and amounts credited in accordance with contract provisions.

  Revenues for investment-related products consist of net investment income and contract fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting investment-related products and is recognized as earned. Contract fees are based upon related administrative expenses and are assessed ratably over the contract year. Benefit expenses for investment-related products primarily consist of amounts credited in accordance with contract provisions.

  S) PARTICIPATING BUSINESS: Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in a portion of the earnings of the Company's business. The participating insurance in force accounted for approximately 7% of total life insurance in force at December 31, 1997, 1996 and 1995.

  T) INCOME TAXES: The Company and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. In accordance with a tax sharing agreement with CIGNA, the provision for federal income tax is computed as if the Company were filing a separate federal income tax return, except that benefits arising from tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in CIGNA's consolidated federal income tax provision.

  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes. See
Note 7 for additional information.

NOTE 3 -- DISPOSITION

  As of January 1, 1998, the Company sold its individual life insurance and annuity businesses for cash proceeds of $1.4 billion. The sale resulted in an after-tax gain of approximately $800 million. Since the principal agreement to sell these businesses is in the form of an indemnity reinsurance arrangement, approximately $575 million of the gain will be deferred and amortized over future periods at the rate that earnings from the businesses sold would have been expected to emerge. Revenues for these businesses were $972 million, $926 million and $865 million for the years ended December 31, 1997, 1996 and 1995, respectively, and net income was $102 million, $67 million and $74 million for the same periods. The Company paid a dividend of $1.4 billion to its parent in January 1998, having received prior approval of both the disposition and the dividend from the Connecticut Insurance Department (the Department).

NOTE 4 -- INVESTMENTS

  A) FIXED MATURITIES: Fixed maturities are net of cumulative write-downs of $36 million and $95 million, including policyholder share, as of December 31, 1997 and 1996, respectively.

  The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, as of December 31, 1997 were as follows:

------------------------------------------------------------------------------------------------
                                                                            Amortized       Fair
(IN MILLIONS)                                                                    Cost      Value
------------------------------------------------------------------------------------------------
Due in one year or less..................................................   $   1,114  $   1,139
Due after one year through five years....................................       5,768      5,949
Due after five years through ten years...................................       4,734      4,998
Due after ten years......................................................       3,093      3,680
Asset-backed securities..................................................       6,253      6,557
------------------------------------------------------------------------------------------------
Total....................................................................   $  20,962  $  22,323
------------------------------------------------------------------------------------------------
                                                                           ---------------------

  Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Also, the Company may extend maturities in some cases.

  Gross unrealized appreciation (depreciation) for fixed maturities, including policyholder share, by type of issuer was as follows:

-----------------------------------------------------------------------------------------------------
                                                                   December 31, 1997
-----------------------------------------------------------------------------------------------------
                                                     Amortized   Unrealized     Unrealized       Fair
(IN MILLIONS)                                             Cost  Appreciation  Depreciation      Value
-----------------------------------------------------------------------------------------------------
Federal government bonds.........................   $   1,361    $     294     $      --    $   1,655
State and local government bonds.................         178           22            (2)         198
Foreign government bonds.........................         143            7            (1)         149
Corporate securities.............................      13,027          860          (123)      13,764
Asset-backed securities..........................       6,253          317           (13)       6,557
-----------------------------------------------------------------------------------------------------
Total............................................   $  20,962    $   1,500     $    (139)   $  22,323
-----------------------------------------------------------------------------------------------------
                                                   --------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                   December 31, 1996
-----------------------------------------------------------------------------------------------------
                                                     Amortized   Unrealized     Unrealized       Fair
(IN MILLIONS)                                             Cost  Appreciation  Depreciation      Value
-----------------------------------------------------------------------------------------------------
Federal government bonds.........................   $     475    $     160     $      --    $     635
State and local government bonds.................         174           13            (4)         183
Foreign government bonds.........................         121            6            --          127
Corporate securities.............................      13,310          742          (148)      13,904
Asset-backed securities..........................       5,802          226           (61)       5,967
-----------------------------------------------------------------------------------------------------
Total............................................   $  19,882    $   1,147     $    (213)   $  20,816
-----------------------------------------------------------------------------------------------------
                                                   --------------------------------------------------

  Asset-backed securities include investments in CMOs as of December 31, 1997 of $2.3 billion carried at fair value (amortized cost, $2.3 billion), compared with $2.2 billion carried at fair value (amortized cost, $2.1 billion) as of December 31, 1996. Certain of these securities are backed by Aaa/AAA-rated government agencies. All other CMO securities have high quality ratings through use of credit enhancements provided by subordinated securities or mortgage insurance from Aaa/AAA-rated insurance companies. CMO holdings are concentrated in securities with limited prepayment, extension and default risk, such as planned amortization class bonds. The Company's investments in interest-only and principal-only CMOs, which are subject to interest rate risk due to accelerated prepayments, represented approximately 0.1% of total CMO investments at December 31, 1997 and 1996.

  At December 31, 1997, contractual fixed maturity investment commitments were $188 million. The majority of investment commitments are for the purchase of investment grade fixed maturities, bearing interest at a fixed market rate, and require no collateral. These commitments are diversified by issuer and maturity date, and it is estimated that approximately 83% will be disbursed in 1998.

  B) MORTGAGE LOANS AND REAL ESTATE: The Company's mortgage loans and real estate investments are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and generally approximate 75% of the property's value at the time the original loan is made.

  At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                    1997       1996
------------------------------------------------------------------------------------------------
Mortgage Loans............................................................  $  10,090  $  10,152
                                                                            ---------  ---------
Real estate:
  Held for sale...........................................................        339        586
  Held for production of income...........................................        410        439
                                                                            ---------  ---------
Total real estate.........................................................        749      1,025
------------------------------------------------------------------------------------------------
Total.....................................................................  $  10,839  $  11,177
------------------------------------------------------------------------------------------------
                                                                            --------------------

  At December 31, mortgage loans and real estate investments comprised the following property types and geographic regions:

------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                    1997       1996
------------------------------------------------------------------------------------------------
Property type:
  Retail facilities.......................................................  $   4,227  $   4,453
  Office buildings........................................................      3,984      4,241
  Apartment buildings.....................................................      1,311      1,272
  Hotels..................................................................        498        665
  Other (primarily industrial)............................................        819        546
------------------------------------------------------------------------------------------------
Total.....................................................................  $  10,839  $  11,177
------------------------------------------------------------------------------------------------
                                                                            --------------------
Geographic region:
  Central.................................................................  $   3,484  $   3,452
  Pacific.................................................................      2,962      3,132
  Middle Atlantic.........................................................      1,821      1,920
  South Atlantic..........................................................      1,458      1,526
  New England.............................................................      1,114      1,147
------------------------------------------------------------------------------------------------
Total.....................................................................  $  10,839  $  11,177
------------------------------------------------------------------------------------------------
                                                                            --------------------

MORTGAGE LOANS

  At December 31, 1997, scheduled mortgage loan maturities were as follows: 1998 -- $0.7 billion; 1999 -- $1.1 billion; 2000 -- $1.3 billion; 2001 -- $1.1 billion; 2002 -- $1.7 billion; and $4.2 billion thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced. During 1997 and 1996, the Company refinanced at current market rates approximately $135 million and $477 million, respectively, of its mortgage loans relating to borrowers that were unable to obtain alternative financing.

  At December 31, 1997, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $167 million, all of which were at a fixed market rate of interest. These commitments expire within six months, and are diversified by property type and geographic region.

  At December 31, 1997, the Company's impaired mortgage loans were $375 million, including $152 million before valuation reserves totaling $44 million, and $223 million which had no valuation reserves. At December 31, 1996, the Company's impaired mortgage loans were $814 million, including $442 million before valuation reserves totaling $94 million, and $372 million which had no valuation reserves.

  During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

---------------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                           1997         1996
---------------------------------------------------------------------------------------------------------
Reserve balance -- January 1...................................................   $      94    $      82
Transfers to foreclosed real estate............................................         (30)         (29)
Charge-offs upon sales.........................................................         (47)         (19)
Net increase in valuation reserves.............................................          27           60
---------------------------------------------------------------------------------------------------------
Reserve balance -- December 31.................................................   $      44    $      94
---------------------------------------------------------------------------------------------------------
                                                                                             ------------

  During 1997 and 1996, impaired mortgage loans, before valuation reserves, averaged approximately $597 million and $852 million, respectively. Interest income recorded and cash received on these loans were approximately $34 million and $73 million in 1997 and 1996, respectively.

REAL ESTATE

  During 1997, 1996 and 1995, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which totaled $81 million, $107 million and $144 million, respectively.

  Valuation reserves and cumulative write-downs related to real estate, including policyholder share, were $169 million and $273 million as of December 31, 1997 and 1996, respectively.

  Net income for 1997 and 1996 included net investment income of $9 million and $19 million, respectively, for real estate held for sale. Write-downs upon foreclosure and changes in valuation reserves were not material for 1997 and 1996.

  C) SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS: Short-term investments and cash equivalents, in the aggregate, primarily included debt securities, principally corporate securities of $520 million and federal government securities of $443 million at December 31, 1997 and, for 1996, principally corporate securities of $418 million.

  D) NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS: Unrealized appreciation (depreciation) for investments carried at fair value as of December 31 was as follows:

--------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                      1997       1996
--------------------------------------------------------------------------------------------------
Unrealized appreciation:
  Fixed maturities..........................................................  $   1,500  $   1,147
  Equity securities.........................................................          8          8
                                                                              ---------  ---------
                                                                                  1,508      1,155
                                                                              ---------  ---------
Unrealized depreciation:
  Fixed maturities..........................................................       (139)      (213)
  Equity securities.........................................................        (29)       (26)
                                                                              ---------  ---------
                                                                                   (168)      (239)
                                                                              ---------  ---------
Less policyholder-related amounts...........................................        931        610
                                                                              ---------  ---------
Shareholder net unrealized appreciation.....................................        409        306
Less deferred income taxes..................................................        153        118
--------------------------------------------------------------------------------------------------
Net unrealized appreciation.................................................  $     256  $     188
--------------------------------------------------------------------------------------------------
                                                                              --------------------

  Net unrealized appreciation (depreciation) for investments carried at fair value is included as a separate component of Shareholder's Equity, net of policyholder-related amounts and deferred income taxes. The net unrealized appreciation (depreciation) for these investments, primarily fixed maturities, during 1997, 1996 and 1995 was $68 million, ($288) million and $542 million, respectively.

  E) NON-INCOME PRODUCING INVESTMENTS: At December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding 12 months were as follows:

-----------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                         1997       1996
-----------------------------------------------------------------------------------------------------
Fixed maturities...............................................................  $      28  $      52
Mortgage loans.................................................................         --         14
Real estate....................................................................        141        172
-----------------------------------------------------------------------------------------------------
Total..........................................................................  $     169  $     238
-----------------------------------------------------------------------------------------------------
                                                                                 --------------------

  F) DERIVATIVE FINANCIAL INSTRUMENTS: The Company's investment strategy is to manage the characteristics of investment assets, such as duration, yield, currency and liquidity, to reflect the underlying characteristics of the related insurance and contractholder liabilities, which vary among the Company's principal product lines. In connection with this investment strategy, the Company's use of derivative instruments, including interest rate and currency swaps, purchased options and futures contracts, is limited to hedging applications to minimize market risk.

  Hedge accounting treatment requires a probability of high correlation between the changes in the market value or cash flows of the derivatives and the hedged assets or liabilities. Under hedge accounting, the changes in market value or cash flows of the derivatives and the hedged assets or liabilities are recognized in net income in the same period. If the Company's use of derivatives does not qualify for hedge accounting treatment, the derivative is recorded at fair value and changes in its fair value are recognized in net income without considering changes in the hedged asset or liability.

  The Company routinely monitors, by individual counterparty, exposure to credit risk associated with swap and option contracts and diversifies the portfolio among approved dealers of high credit quality. Futures contracts are exchange-traded and, therefore, credit risk is limited since the exchange assumes the obligations. The Company manages legal risks by following industry standardized documentation procedures and by monitoring legal developments.

  Underlying contract, notional or principal amounts associated with derivatives at December 31 were as follows:

-----------------------------------------------------------------------------------------------------

(IN MILLIONS)                                                                         1997       1996
-----------------------------------------------------------------------------------------------------
Interest rate swaps............................................................  $     265  $     335
Currency swaps.................................................................        248        275
Purchased options..............................................................        833        632
Futures........................................................................         75         45
-----------------------------------------------------------------------------------------------------

  Under interest rate swaps, the Company agrees with other parties to periodically exchange the difference between variable rate and fixed rate asset cash flows to provide stable returns for related liabilities. The Company uses currency swaps (primarily Canadian dollars, pounds sterling and Swiss francs) to match the currency of investments to that of the associated liabilities. Under currency swaps, the parties exchange principal and interest amounts in two relevant currencies using agreed-upon exchange amounts.

  The net interest cash flows from interest rate and currency swaps are recognized currently as an adjustment to net investment income, and the fair value of these swaps is reported as an adjustment to the related investments.

  Using purchased options to reduce the effect of changes in interest rates or equity indexes on liabilities, the Company pays an up-front fee to receive cash flows from third parties when interest rates or equity indexes vary from specified levels. Purchased options that qualify for hedge accounting are recorded consistent with the related liabilities, at amortized cost plus adjustments based on current equity indexes, and income is reported as an adjustment to benefit expense. Purchased options are reported in other assets, and fees paid are amortized to benefit expense over their contractual periods. Purchased options with underlying notional amounts of $82 million and $112 million at December 31, 1997 and 1996, respectively, that are designated as hedges, but do not qualify for hedge accounting, are reported in other long-term investments at fair value with changes in fair value recognized as realized investment gains and losses.

  Interest rate futures are used to temporarily hedge against the changes in market values of bonds and mortgage loans to be purchased or sold. Under futures contracts, changes in the contract values are settled in cash daily with the exchange on which the instrument is traded. These changes in contract values are deferred and recorded as adjustments to the carrying value of the related bond or mortgage loan. Deferred gains and losses are amortized into net investment income over the life of the investments purchased or are recognized in full as realized investment gains and losses if investments are sold. Gains and losses on futures contracts deferred in anticipation of investment purchases were immaterial at December 31, 1997 and 1996.

  The effects of interest rate and currency swaps, purchased options and futures on the components of net income for 1997, 1996 and 1995 were not material.

  As of December 31, 1997 and 1996, the Company's variable interest rate investments consisted of approximately $0.7 billion and $1.3 billion of fixed maturities, respectively. As of December 31, 1997 and 1996, the Company's fixed interest rate investments consisted of $21.6 billion and $19.5 billion, respectively, of fixed maturities, and $10.1 billion and $10.2 billion, respectively, of mortgage loans.

  G) OTHER: As of December 31, 1997 and 1996, the Company had no concentration of investments in a single investee exceeding 10% of Shareholder's Equity.

NOTE 5 -- INVESTMENT INCOME AND GAINS AND LOSSES

  A) NET INVESTMENT INCOME: The components of net investment income, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1997       1996       1995
-----------------------------------------------------------------------------------------------------
Fixed maturities....................................................  $   1,648  $   1,647  $   1,663
Equity securities...................................................         10         --         15
Mortgage loans......................................................        885        921        866
Policy loans........................................................        532        548        499
Real estate.........................................................        118        227        301
Other long-term investments.........................................         47         23         33
Short-term investments..............................................         28         35         46
                                                                      ---------  ---------  ---------
                                                                          3,268      3,401      3,423
Less investment expenses............................................        129        202        285
-----------------------------------------------------------------------------------------------------
Net investment income...............................................  $   3,139  $   3,199  $   3,138
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  Net investment income attributable to policyholder contracts, which is included in the Company's revenues and is primarily offset by amounts included in Benefits, Losses and Settlement Expenses, was approximately $1.7 billion for 1997 and $1.8 billion for 1996 and 1995. Net investment income for separate accounts, which is not reflected in the Company's revenues, was $1.4 billion , $1.1 billion and $885 million for 1997, 1996 and 1995, respectively.

  As of December 31, 1997, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $143 million and $153 million, including restructured investments of $81 million and $137 million, respectively. As of December 31, 1996, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $160 million and $360 million, including restructured investments of $88 million and $304 million, respectively. If interest on these investments had been recognized in accordance with their original terms, net income would have been increased by $7 million, $15 million and $18 million in 1997, 1996 and 1995, respectively.

  B) REALIZED INVESTMENT GAINS AND LOSSES: Realized gains (losses) on investments, excluding policyholder share, for the year ended December 31 were as follows:

----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                     1997         1996         1995
----------------------------------------------------------------------------------------------------------------
Fixed maturities.........................................................   $      (3)   $      11    $     (10)
Equity securities........................................................           4            1            5
Mortgage loans...........................................................           4          (12)          (5)
Real estate..............................................................          28           15            4
Other....................................................................          12           22           (1)
                                                                                  ---          ---          ---
                                                                                   45           37           (7)
Income tax expenses (benefits)...........................................           8           17           (2)
----------------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)...................................   $      37    $      20    $      (5)
----------------------------------------------------------------------------------------------------------------
                                                                                           --------------------

  Realized investment gains and losses include impairments in the value of investments, net of recoveries, of $25 million, $40 million and $27 million in 1997, 1996 and 1995, respectively.

  Realized investment gains for separate accounts, which are not reflected in the Company's revenues, were $489 million, $305 million and $412 million for the years ended December 31, 1997, 1996 and 1995, respectively. Realized investment gains (losses) attributable to policyholder contracts, which also are not reflected in the Company's revenues, were $76 million, $82 million and ($6) million for the years ended December 31, 1997, 1996 and 1995, respectively.

  Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1997       1996       1995
-----------------------------------------------------------------------------------------------------
Proceeds from sales.................................................  $   3,978  $   4,236  $   1,667
Gross gains on sales................................................  $      66  $     146  $      78
Gross losses on sales...............................................  $     (21) $     (70) $     (53)
-----------------------------------------------------------------------------------------------------

NOTE 6 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

  The Department recognizes as net income and surplus (shareholder's equity) those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which may differ from generally accepted accounting principles. As of December 31, 1997, there were no permitted accounting practices utilized by the Company that were materially different from those prescribed by the Department.

  Capital stock of the Company at December 31, 1997 and 1996 consisted of 5,978,322 shares of common stock authorized, issued and outstanding (par value $5).

  The Company's statutory net income was $417 million, $611 million and $390 million for 1997, 1996 and 1995, respectively. Statutory surplus was $2.2 billion at December 31, 1997 and $2.1 billion at December 31, 1996. The Connecticut Insurance Holding Company Act limits the amount of annual dividends or other distributions available to shareholders of Connecticut insurance companies without the Department's prior approval. During 1997, the Company paid a total of $400 million in dividends to its parent, of which $100 million received prior approval from the Department in accordance with requirements. Under current law, the maximum dividend distribution that may be made by the Company during 1998 without prior approval is $548 million. The amount of restricted net assets as of December 31, 1997 was approximately $3.9 billion.

NOTE 7 -- INCOME TAXES

  The Company's net deferred tax asset of $653 million and $639 million as of December 31, 1997 and 1996, respectively, reflects management's belief that the Company's taxable income in future years will be sufficient to realize the net deferred tax asset based on the Company's earnings history and its future expectations. In determining the adequacy of future taxable income, management considered the future reversal of its existing taxable temporary differences and available tax planning strategies that could be implemented, if necessary.

  In accordance with the Life Insurance Company Income Tax Act of 1959, a portion of the Company's statutory income was not subject to current income taxation but was accumulated in an account designated Policyholders' Surplus Account. Under the Tax Reform Act of 1984, no further additions may be made to the Policyholders' Surplus Account for tax years ending after December 31, 1983. The balance in the account of approximately $450 million at December 31, 1997 would result in a tax liability of $158 million only if distributed to the shareholder or if the account balance exceeded a prescribed maximum. No income taxes have been provided on this amount because, in management's opinion, the likelihood that these conditions will be met is remote.

  CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service (IRS), and provisions are made in CIGNA's financial statements in anticipation of the results of these audits. CIGNA resolved all issues relative to the Company arising out of audits for 1991 through 1993, which resulted in an increase to net income of $13 million in 1997.

  In management's opinion, adequate tax liabilities have been established for all years.

  The tax effect of temporary differences which give rise to deferred income tax assets and liabilities as of December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                         1997       1996
-----------------------------------------------------------------------------------------------------
Deferred tax assets:
  Other insurance and contractholder liabilities...............................  $     400  $     387
  Employee and retiree benefit plans...........................................        196        177
  Investments, net.............................................................        262        228
  Other........................................................................         63         74
                                                                                       ---        ---
  Total deferred tax assets....................................................        921        866
                                                                                       ---        ---
Deferred tax liabilities:
  Policy acquisition expenses..................................................         38         21
  Depreciation.................................................................         77         88
  Unrealized appreciation on investments.......................................        153        118
Total deferred tax liabilities.................................................        268        227
-----------------------------------------------------------------------------------------------------
Net deferred income tax asset..................................................  $     653  $     639
-----------------------------------------------------------------------------------------------------
                                                                                 --------------------

  Total income taxes for the year ended December 31 were less than the amount computed using the nominal federal income tax rate of 35% for the following reasons:

----------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                   1997       1996       1995
----------------------------------------------------------------------------------------------------------
Tax expense at nominal rate..............................................  $     320  $     305  $     266
Tax-exempt interest income...............................................         (5)        (5)        (6)
Dividends received deduction.............................................         (7)        (7)        (7)
Amortization of goodwill.................................................          4          4          4
Resolved federal tax audit issues........................................        (13)        --         --
Other....................................................................         (1)        16         --
----------------------------------------------------------------------------------------------------------
Total income taxes.......................................................  $     298  $     313  $     257
----------------------------------------------------------------------------------------------------------
                                                                           -------------------------------

NOTE 8 -- PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS PLANS

  A) PENSION PLANS: The Company provides retirement benefits to eligible employees and agents. These benefits are provided through a plan sponsored by CIGNA covering most domestic employees (the Plan) and by several separate pension plans for various subsidiaries, agents and foreign employees.

  The Plan is a non-contributory, defined benefit, trusteed plan available to eligible domestic employees. Generally, for employees whose service commenced prior to 1989, benefits are based on their years of service and eligible compensation during the highest three consecutive years of employment, offset by a portion of the Social Security benefit for which they are eligible. In 1997, CIGNA amended its Plan for employees whose service commenced after 1988. Under the new Plan provisions, eligible employees receive annual benefit credits based on an employee's age and credited service, and quarterly interest credits based on U.S. Treasury bond rates. The employee's pension benefit equals the value of accumulated credits, and may be paid at or after separation from service in a lump sum or an annuity. CIGNA funds the Plan at least at the minimum amount required by the Employee Retirement Income Security Act of 1974 (ERISA). Allocated pension cost for the Company was $24 million, $26 million and $23 million in 1997, 1996 and 1995, respectively.

  The Plan, and several separate pension plans for various subsidiaries and agents, had deposits with the Company totaling approximately $2.5 billion and $2.2 billion at December 31, 1997 and 1996, respectively.

  B) OTHER POSTRETIREMENT BENEFITS PLANS: In addition to providing pension benefits, the Company provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by CIGNA. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. CIGNA's contributions for health care benefits depend upon a retiree's date of retirement, age, years of service and other cost-sharing features, such as deductibles and coinsurance. Under the terms of the benefit plans, benefit provisions and cost-sharing features can be adjusted. In general, retiree health care benefits are not funded by CIGNA, but are paid as covered expenses are incurred. Retiree life insurance benefits are paid from plan assets or as covered expenses are incurred.

  Expense for postretirement benefits other than pensions allocated to the Company totaled $2 million for 1997, $9 million for 1996 and $16 million for 1995. The other postretirement benefit liability included in Accounts Payable, Accrued Expenses and Other Liabilities as of December 31, 1997 and 1996 was $412 million and $424 million, including net intercompany payables of $39 million and $40 million, respectively, for services provided by affiliates' employees.

  C) OTHER POSTEMPLOYMENT BENEFITS: The Company provides certain salary continuation (severance and disability), health care and life insurance benefits to inactive and former employees, spouses and other eligible dependents through various employee benefit plans sponsored by CIGNA.

  Although severance benefits accumulate with additional service, the Company recognizes severance expense when severance is probable and the costs can be reasonably estimated. Postemployment benefits other than severance generally do not vest or accumulate; therefore, the estimated cost of benefits is accrued when determined to be probable and estimable, generally upon disability or termination. See Note 11 for additional information regarding severance accrued as part of cost reduction initiatives.

  D) CAPITAL ACCUMULATION PLANS: CIGNA sponsors various capital accumulation plans in which employee contributions on a pre-tax basis (401(k)) are supplemented by CIGNA matching contributions. These contributions are invested, at the election of the employee, in one or more of the following investments:
CIGNA common stock fund, several CIGNA and non-CIGNA mutual funds, and a fixed-income fund. In addition, beginning in 1999, CIGNA may provide additional matching contributions, depending on its annual performance, which would be invested in the CIGNA common stock fund. The Company's allocated expense for such plans totaled $15 million for 1997, $16 million for 1996 and $14 million for 1995.

NOTE 9 -- REINSURANCE

  In the normal course of business, the Company enters into agreements, primarily relating to short-duration contracts, to assume and cede reinsurance with other insurance companies. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of its reinsurers.

  Failure of reinsurers to indemnify the Company, as a result of reinsurer insolvencies and disputes, could result in losses. As of December 31, 1997 and 1996 there were no allowances for uncollectible amounts. Future charges for unrecoverable reinsurance may materially affect results of operations in future periods, however, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The effects of reinsurance on net earned premiums and fees for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1997       1996       1995
-----------------------------------------------------------------------------------------------------
SHORT-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   3,119  $   2,940  $   2,613
  Assumed...........................................................        255        135        384
  Ceded.............................................................       (266)      (166)      (366)
-----------------------------------------------------------------------------------------------------
Net earned premiums and fees........................................  $   3,108  $   2,909  $   2,631
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

LONG-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   1,979  $   1,997  $   1,950
  Assumed...........................................................        522        601        561
  Ceded.............................................................       (233)      (193)      (144)
-----------------------------------------------------------------------------------------------------
Net earned premiums and fees........................................  $   2,268  $   2,405  $   2,367
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the amounts shown in the above table. Benefits, losses and settlement expenses for 1997, 1996 and 1995 were net of reinsurance recoveries of $340 million, $359 million and $442 million, respectively.

NOTE 10 -- LEASES AND RENTALS

  Rental expenses for operating leases, principally with respect to buildings, amounted to $76 million, $68 million and $60 million in 1997, 1996 and 1995, respectively.

  As of December 31, 1997, future net minimum rental payments under non-cancelable operating leases were $167 million, payable as follows: 1998 - $44 million; 1999 - $37 million; 2000 - $23 million; 2001 - $17 million; 2002 -
$12 million; and $34 million thereafter.

NOTE 11 -- SEGMENT INFORMATION

  The Company operates principally in three segments: Employee Life and Health Benefits, Employee Retirement and Savings Benefits, and Individual Financial Services. Other Operations consists principally of the results of the Company's settlement annuity business and certain new business initiatives.

  Summarized segment financial information for the year ended and as of December 31 was as follows:

--------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                        1997       1996       1995
--------------------------------------------------------------------------------------------------
REVENUES
Employee Life and Health Benefits................................  $   4,581  $   4,510  $   4,243
Employee Retirement and Savings Benefits.........................      1,773      1,899      1,914
Individual Financial Services....................................      2,004      1,950      1,800
Other Operations.................................................        212        200        181
--------------------------------------------------------------------------------------------------
Total............................................................  $   8,570  $   8,559  $   8,138
--------------------------------------------------------------------------------------------------
                                                                   -------------------------------

INCOME (LOSS) BEFORE INCOME TAXES
Employee Life and Health Benefits................................  $     300  $     287  $     294
Employee Retirement and Savings Benefits.........................        324        293        232
Individual Financial Services....................................        300        298        252
Other Operations.................................................        (11)        (8)       (17)
--------------------------------------------------------------------------------------------------
Total............................................................  $     913  $     870  $     761
--------------------------------------------------------------------------------------------------
                                                                   -------------------------------

--------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                        1997       1996       1995
--------------------------------------------------------------------------------------------------
IDENTIFIABLE ASSETS
Employee Life and Health Benefits................................  $   7,639  $   7,065  $   7,629
Employee Retirement and Savings Benefits.........................     45,884     40,122     37,609
Individual Financial Services....................................     19,809     17,930     16,189
Other Operations.................................................      2,721      2,398      2,569
--------------------------------------------------------------------------------------------------
Total............................................................  $  76,053  $  67,515  $  63,996
--------------------------------------------------------------------------------------------------
                                                                   -------------------------------

  During 1995, the Company recorded a $13 million pre-tax charge ($8 million after-tax), included in Other Operating Expenses, for cost reduction restructuring initiatives in the Employee Life and Health Benefits segment. The charge consisted primarily of severance-related expenses representing costs associated with nonvoluntary terminations covering approximately 1,100 employees. These initiatives were completed in 1997 with no material difference from original estimates.

NOTE 12 -- CONTINGENCIES

  A) FINANCIAL GUARANTEES: The Company is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect the Company's maximum exposure to credit loss in the event of nonperformance. To limit the Company's exposure in the event of default of any guaranteed obligation, various programs are in place to ascertain the creditworthiness of guaranteed parties and to monitor this status on a periodic basis.

  The industrial revenue bonds guaranteed directly by the Company have remaining maturities of up to 18 years. The guarantees provide for payment of debt service only as it becomes due; consequently, an event of default would not cause an acceleration of scheduled principal and interest payments. The principal amount of the bonds guaranteed by the Company at December 31, 1997 and 1996 was $202 million and $234 million, respectively. Revenues in connection with industrial revenue bond guarantees are derived principally from equity participations in the related projects and are included in Net Investment Income as earned. Loss reserves for financial guarantees are established when a default has occurred or when the Company believes that a loss has been incurred. There were no losses for industrial revenue bonds in 1997, 1996 or 1995.

  The Company also guarantees a minimum level of benefits for certain separate account contracts and, in the event that separate account assets are insufficient to fund minimum policy benefits, the Company is obligated to fund the difference. As of December 31, 1997 and 1996, the amount of minimum benefit guarantees for separate account contracts was $4.6 billion and $4.9 billion, respectively. Reserves in addition to the separate account liabilities are established when the Company believes a payment will be required under one of these guarantees. No such reserves were required as of December 31, 1997 and 1996. Guarantee fees are part of the overall management fee charged to separate accounts and are recognized in income as earned.

  Although the ultimate outcome of any loss contingencies arising from the Company's financial guarantees may adversely affect results of operations in future periods, they are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  B) REGULATORY AND INDUSTRY DEVELOPMENTS: The Company's businesses are subject to a changing social, economic, legal, legislative and regulatory environment that could affect them. Some of the changes include initiatives to increase health care regulation, restrict insurance pricing and the application of underwriting standards, and revise federal tax laws. Some of the more significant issues are discussed below.

  Efforts at the federal and state level to increase regulation of the health care industry could have an adverse effect on the Company's health care operations if they reduce marketplace competition and innovation or result in increased medical or administrative costs. Matters under consideration that could have an adverse effect include mandated benefits or services that increase costs without improving the quality of care, loss of the ERISA preemption of state law and restrictions on the use of prescription drug formularies. Due to the uncertainty associated with the timing and content of any proposals ultimately adopted, the effect on the Company's results of operations, liquidity or financial condition cannot be reasonably estimated at this time.

  In 1996, Congress passed legislation that phases out over a three-year period the tax deductibility of policy loan interest for most leveraged corporate-owned life insurance (COLI) products. For 1997, revenues of $591 million and net income of $44 million for the Company were from leveraged COLI products that are affected by this legislation. The Company does not expect this legislation to have a material adverse effect on its consolidated results of operations, liquidity or financial condition.

  The National Association of Insurance Commissioners recently approved standardized statutory accounting practices, which are not scheduled to take effect before 1999. The Company has not determined the effect on statutory net income, surplus or liquidity at this time.

  The Company is contingently liable for possible assessments under regulatory requirements pertaining to potential insolvencies of unaffiliated insurance companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company recorded pre-tax charges of $17 million, $26 million and $22 million for 1997, 1996 and 1995, respectively, for guaranty fund assessments that can be reasonably estimated before giving effect to future premium tax recoveries. Although future assessments and payments may adversely affect results of operations in future periods, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The eventual effect on the Company of the changing environment in which it operates remains uncertain.

  C) LITIGATION: The Company is routinely engaged in litigation incidental to its business. While the outcome of all litigation involving the Company, including insurance-related litigation, cannot be determined, litigation is not expected to result in losses that differ from recorded reserves by amounts that would be material to results of operations, liquidity or financial condition.

NOTE 13 -- RELATED PARTY TRANSACTIONS

  The Company has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by the Company with respect to this business were $1.7 billion at December 31, 1997 and 1996.

  The Company cedes long-term disability business to LINA. Reinsurance recoverables from LINA at December 31, 1997 and 1996 were $869 million and $917 million, respectively.

  The Company had lines of credit available from affiliates totaling $600 million at December 31, 1997 and 1996. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was $0.2 million for 1997 and $1.0 million for 1996 and 1995. As of December 31, 1997 and 1996, there were no borrowings outstanding under such lines.

  The Company extended lines of credit to affiliates totaling $600 million at December 31, 1997 and 1996. All loans are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate. There were no amounts outstanding as of December 31, 1997 or 1996.

  The Company, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of maximizing earnings on funds available for short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. As of December 31, 1997 and 1996, the Company had a balance in the Account of $484 million and $80 million, respectively.

  CIGNA allocates to the Company its share of operating expenses incurred at the corporate level. The Company also allocates a portion of its operating expenses to affiliated companies on whose behalf it performs certain administrative services.

                      One Financial Plaza              Telephone 860 240 2000
                      Hartford, CT 06103

PRICE WATERHOUSE LLP                                                   [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund; Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio; Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio; Janus Aspen Series - Worldwide Growth Portfolio; MFS Variable Insurance Trust - MFS Emerging Growth Series, MFS Total Return Series; OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio; Templeton Variable Products Series Fund - Templeton International Fund (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Hartford, Connecticut
February 20, 1998

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997


                                                                                                                         FIDELITY
                                                                            CIGNA VARIABLE           FIDELITY VIP         VIP II
                                                                            PRODUCTS GROUP            PORTFOLIO         PORTFOLIO
                                ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS        SUB-ACCOUNTS            SUB-ACCOUNTS       SUB-ACCOUNT
                                --------------------------------------  ----------------------  ----------------------  ----------
                                                 MIDCAP       SMALL       MONEY                  EQUITY-       HIGH     INVESTMENT
                                   GROWTH        GROWTH     CAPITALIZATION   MARKET  S&P 500      INCOME      INCOME    GRADE BOND
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $     50,195  $     38,473  $  90,090   $   71,633  $13,451,623 $  182,841  $  304,891  $4,981,725
Receivable from Connecticut
  General Life
  Insurance Company...........           856       --          --           --             521       1,227      --         --
Receivable for fund shares
  sold........................       --            --          --            7,286      --          --          --            130
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
    Total assets..............        51,051        38,473     90,090       78,919  13,452,144     184,068     304,891  4,981,855
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life
  Insurance Company...........       --            --          --            7,286      --          --          --            130
Payable for fund shares
  purchased...................           856       --          --           --             521       1,227      --         --
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
    Total liabilities.........           856       --          --            7,286         521       1,227      --            130
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
    Net assets................  $     50,195  $     38,473  $  90,090   $   71,633  $13,451,623 $  182,841  $  304,891  $4,981,725
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------  ----------
Accumulation units
  outstanding.................         4,287         3,417      7,180        6,869   1,116,073      15,388      26,433    459,320
Net asset value per
  accumulation unit...........  $  11.709279  $  11.260065  $12.546933  $10.428840  $12.052632  $11.881678  $11.534462  $10.845876


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                  JANUS
                                  ASPEN
                                  SERIES
                                SUB-ACCOUNT MFS SERIES SUB-ACCOUNTS            OCC ACCUMULATION           TEMPLETON
                                ----------  -----------------------       TRUST SERIES SUB-ACCOUNTS       SUB-ACCOUNT
                                WORLDWIDE    EMERGING      TOTAL      ----------------------------------  ----------
                                  GROWTH      GROWTH      RETURN        EQUITY     MANAGED    SMALL CAP   INTERNATIONAL
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $1,660,783  $  309,109  $     3,655   $   47,979  $  334,608  $1,363,267  $  577,501
Receivable from Connecticut
  General Life
  Insurance Company...........       1,921      --          --            --           1,438      --             843
Receivable for fund shares
  sold........................      --          --          --            --          --              36      --
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Total assets..............   1,662,704     309,109        3,655       47,979     336,046   1,363,303     578,344
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life
  Insurance Company...........      --          --          --            --          --              36      --
Payable for fund shares
  purchased...................       1,921      --          --            --           1,438      --             843
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Total liabilities.........       1,921      --          --            --           1,438          36         843
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Net assets................  $1,660,783  $  309,109  $     3,655   $   47,979  $  334,608  $1,363,267  $  577,501
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
Accumulation units
  outstanding.................     145,879      26,489          318        4,041      28,518     113,524      52,854
Net asset value per
  accumulation unit...........  $11.384653  $11.669186  $ 11.495360   $11.873582  $11.733393  $12.008588  $10.926369

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                                                       CIGNA VARIABLE
                                     ALGER AMERICAN PORTFOLIO          PRODUCTS GROUP
                                           SUB-ACCOUNTS                 SUB-ACCOUNTS
                                -----------------------------------  ------------------
                                                MIDCAP      SMALL     MONEY
                                   GROWTH       GROWTH     CAPITALIZATION MARKET* S&P 500
                                ------------  -----------  --------  --------  --------

Date deposits first
  received....................    2/24/97       2/24/97    3/31/97   12/24/96  2/24/97

INVESTMENT INCOME:
Dividends.....................  $         21  $        20  $ --      $ 84,108  $259,490

EXPENSES:
Mortality and expense risk and
  administrative charges......           110          262      512     16,075    62,607
                                ------------  -----------  --------  --------  --------
Net investment gain (loss)....           (89)        (242)    (512 )   68,033   196,883
                                ------------  -----------  --------  --------  --------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........            39          505    1,973      --      294,639
Net realized gain (loss) on
  share transactions..........            63          123      210      --         (855)
                                ------------  -----------  --------  --------  --------
  Net realized gain...........           102          628    2,183      --      293,784
Net unrealized gain...........         1,223        5,140   10,441      --     1,320,848
                                ------------  -----------  --------  --------  --------
  Net realized and unrealized
   gain on investments........         1,325        5,768   12,624      --     1,614,632
                                ------------  -----------  --------  --------  --------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $      1,236  $     5,526  $12,112   $ 68,033  $1,811,515
                                ------------  -----------  --------  --------  --------
                                ------------  -----------  --------  --------  --------

                                                        FIDELITY
                                    FIDELITY VIP         VIP II
                                      PORTFOLIO        PORTFOLIO
                                    SUB-ACCOUNTS       SUB-ACCOUNT
                                ---------------------  ----------
                                  EQUITY-      HIGH    INVESTMENT
                                  INCOME      INCOME   GRADE BOND
                                -----------  --------  ----------
Date deposits first
  received....................    2/24/97    1/29/97    1/29/97
INVESTMENT INCOME:
Dividends.....................  $   --       $  9,263  $   7,879
EXPENSES:
Mortality and expense risk and
  administrative charges......          944     2,125     16,725
                                -----------  --------  ----------
Net investment gain (loss)....         (944)    7,138     (8,846 )
                                -----------  --------  ----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      --          1,145     --
Net realized gain (loss) on
  share transactions..........          309       240        110
                                -----------  --------  ----------
  Net realized gain...........          309     1,385        110
Net unrealized gain...........       26,400    27,140    192,098
                                -----------  --------  ----------
  Net realized and unrealized
   gain on investments........       26,709    28,525    192,208
                                -----------  --------  ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $    25,765  $ 35,663  $ 183,362
                                -----------  --------  ----------
                                -----------  --------  ----------

* For the Year Ended December 31, 1997 (Deposits first received December 24,
1996)

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                 JANUS
                                 ASPEN                          OCC ACCUMULATION TRUST SERIES
                                 SERIES       MFS SERIES
                                SUB-ACCOUNT    SUB-ACCOUNTS              SUB-ACCOUNTS              TEMPLETON
                                --------  -------------------  --------------------------------  SUB-ACCOUNTS
                                WORLDWIDE EMERGING    TOTAL                             SMALL    -------------
                                 GROWTH    GROWTH    RETURN      EQUITY      MANAGED     CAP     INTERNATIONAL
                                --------  --------  ---------  -----------   --------  --------  -------------
Date deposits first
  received....................  2/24/97   1/29/97    2/24/97     2/24/97     1/29/97   2/24/97     2/24/97

INVESTMENT INCOME:
Dividends.....................  $ 4,457   $ --      $  --      $        43   $  1,914  $     48  $    --

EXPENSES:
Mortality and expense risk and
  administrative charges......    5,656     1,959          14          117      1,976     4,515         2,220
                                --------  --------  ---------  -----------   --------  --------  -------------
Net investment loss...........   (1,199 )  (1,959 )       (14)         (74)       (62)   (4,467)       (2,220 )
                                --------  --------  ---------  -----------   --------  --------  -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      561     --         --              153      5,879       341       --
Net realized gain (loss) on
  share transactions..........      154       230           8           66        236        24           (13 )
                                --------  --------  ---------  -----------   --------  --------  -------------
  Net realized gain (loss)....      715       230           8          219      6,115       365           (13 )
Net unrealized gain (loss)....   43,891    36,451         308        2,992     27,581    19,222        (7,247 )
                                --------  --------  ---------  -----------   --------  --------  -------------
  Net realized and unrealized
   gain (loss) on
   investments................   44,606    36,681         316        3,211     33,696    19,587        (7,260 )
                                --------  --------  ---------  -----------   --------  --------  -------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $43,407   $34,722   $     302  $     3,137   $ 33,634  $ 15,120  $     (9,480 )
                                --------  --------  ---------  -----------   --------  --------  -------------
                                --------  --------  ---------  -----------   --------  --------  -------------


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997

                                                                                             FIDELITY
                                                                         CIGNA VARIABLE         VIP
                                     ALGER AMERICAN PORTFOLIO            PRODUCTS GROUP      PORTFOLIO
                                           SUB-ACCOUNTS                   SUB-ACCOUNTS       SUB-ACCOUNTS
                                -----------------------------------  ----------------------  ---------
                                               MIDCAP      SMALL       MONEY                  EQUITY-
                                  GROWTH       GROWTH    CAPITALIZATION  MARKET*  S&P 500     INCOME
                                -----------  ----------  ----------  ----------  ----------  ---------
Date deposits first
  received....................      2/24/97     2/24/97    3/31/97     12/24/96     2/24/97    2/24/97

OPERATIONS:
Net investment gain (loss)....  $       (89) $     (242) $    (512 ) $   68,033  $  196,883  $    (944)
Net realized gain.............          102         628      2,183       --         293,784        309
Net unrealized gain...........        1,223       5,140     10,441       --       1,320,848     26,400
                                -----------  ----------  ----------  ----------  ----------  ---------
  Net increase from
   operations.................        1,236       5,526     12,112       68,033   1,811,515     25,765
                                -----------  ----------  ----------  ----------  ----------  ---------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............       41,099       1,222     --       20,606,819     916,689     61,215
Participant transfers.........        9,624      33,892     82,004   (20,953,420) 10,900,475   105,195
Participant withdrawals.......       (1,764)     (2,167)    (4,026 )   (260,990)   (177,056)    (9,334)
                                -----------  ----------  ----------  ----------  ----------  ---------
  Net increase (decrease) from
   participant transactions...       48,959      32,947     77,978     (607,591) 11,640,108    157,076
                                -----------  ----------  ----------  ----------  ----------  ---------
    Total increase (decrease)
     in net assets............       50,195      38,473     90,090     (539,558) 13,451,623    182,841

NET ASSETS:
Beginning of period...........      --           --         --          611,191      --         --
                                -----------  ----------  ----------  ----------  ----------  ---------
End of period.................  $    50,195  $   38,473  $  90,090   $   71,633  $13,451,623 $ 182,841
                                -----------  ----------  ----------  ----------  ----------  ---------
                                -----------  ----------  ----------  ----------  ----------  ---------

                                              FIDELITY
                                               VIP II
                                             PORTFOLIO
                                             SUB-ACCOUNTS
                                             ----------
                                   HIGH      INVESTMENT
                                  INCOME     GRADE BOND
                                -----------  ----------
Date deposits first
  received....................      1/29/97    1/29/97
OPERATIONS:
Net investment gain (loss)....  $     7,138  $  (8,846 )
Net realized gain.............        1,385        110
Net unrealized gain...........       27,140    192,098
                                -----------  ----------
  Net increase from
   operations.................       35,663    183,362
                                -----------  ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............       65,300    186,655
Participant transfers.........      217,909  4,637,295
Participant withdrawals.......      (13,981)   (25,587 )
                                -----------  ----------
  Net increase (decrease) from
   participant transactions...      269,228  4,798,363
                                -----------  ----------
    Total increase (decrease)
     in net assets............      304,891  4,981,725
NET ASSETS:
Beginning of period...........      --          --
                                -----------  ----------
End of period.................  $   304,891  $4,981,725
                                -----------  ----------
                                -----------  ----------

--------------------------

* For the Year Ended December 31, 1997 (Deposits first received December 24,
    1996)

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS INDICATED TO DECEMBER 31, 1997


                                 JANUS
                                 ASPEN
                                 SERIES       MFS SERIES
                                SUB-ACCOUNT    SUB-ACCOUNTS            OCC ACCUMULATION            TEMPLETON
                                --------  -------------------         TRUST SUB-ACCOUNTS         SUB-ACCOUNTS
                                WORLDWIDE EMERGING    TOTAL    --------------------------------  -------------
                                 GROWTH    GROWTH    RETURN      EQUITY     MANAGED   SMALL CAP  INTERNATIONAL
                                --------  --------  ---------  -----------  --------  ---------  -------------
Date deposits first
  received....................   2/24/97   1/29/97    2/24/97      2/24/97   1/29/97    2/24/97       2/24/97

OPERATIONS:
Net investment (loss).........  $ (1,199) $ (1,959) $     (14) $       (74) $    (62) $  (4,467) $     (2,220 )
Net realized gain (loss)......       715       230          8          219     6,115        365           (13 )
Net unrealized gain (loss)....    43,891    36,451        308        2,992    27,581     19,222        (7,247 )
                                --------  --------  ---------  -----------  --------  ---------  -------------
  Net increase (decrease) from
   operations.................    43,407    34,722        302        3,137    33,634     15,120        (9,480 )
                                --------  --------  ---------  -----------  --------  ---------  -------------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............   177,366    83,322      2,184       25,651   131,629     53,337       273,855
Participant transfers.........  1,459,273  206,614      1,763       25,340   184,083  1,298,529       322,803
Participant withdrawals.......   (19,263)  (15,549)      (594)      (6,149)  (14,738)    (3,719)       (9,677 )
                                --------  --------  ---------  -----------  --------  ---------  -------------
  Net increase from
   participant transactions...  1,617,376  274,387      3,353       44,842   300,974  1,348,147       586,981
                                --------  --------  ---------  -----------  --------  ---------  -------------
    Total increase in net
     assets...................  1,660,783  309,109      3,655       47,979   334,608  1,363,267       577,501

NET ASSETS:
Beginning of period...........     --        --        --          --          --        --           --
                                --------  --------  ---------  -----------  --------  ---------  -------------
End of period.................  $1,660,783 $309,109 $   3,655  $    47,979  $334,608  $1,363,267 $    577,501
                                --------  --------  ---------  -----------  --------  ---------  -------------
                                --------  --------  ---------  -----------  --------  ---------  -------------


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM DECEMBER 24, 1996* TO DECEMBER 31, 1996

                                                                                                     CIGNA VARIABLE
                                                                                                     PRODUCTS GROUP
                                                                                                       SUB-ACCOUNT
                                                                                                     ---------------
                                                                                                          MONEY
                                                                                                         MARKET
                                                                                                     ---------------
INVESTMENT INCOME:
Dividends..........................................................................................     $     675

EXPENSES:
Mortality and expense risk and administrative charges..............................................           112
                                                                                                              ---
  Net investment income............................................................................           563
                                                                                                              ---
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................................     $     563
                                                                                                              ---
                                                                                                              ---

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM DECEMBER 24, 1996* TO DECEMBER 31, 1996

                                                                                                         CIGNA
                                                                                                       VARIABLE
                                                                                                       PRODUCTS
                                                                                                         GROUP
                                                                                                      SUB-ACCOUNT
                                                                                                     -------------
                                                                                                         MONEY
                                                                                                        MARKET
                                                                                                     -------------
OPERATIONS:
Net investment gain................................................................................   $       563
                                                                                                     -------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads.........................................................       621,412
Participant withdrawals............................................................................       (10,784)
                                                                                                     -------------
  Net increase from participant transactions.......................................................       610,628
                                                                                                     -------------
    Total increase in net assets...................................................................       611,191

NET ASSETS:
Beginning of period................................................................................            --
                                                                                                     -------------
End of period......................................................................................   $   611,191
                                                                                                     -------------
                                                                                                     -------------

* Date deposits first received

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION
    CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of sixteen portfolios (mutual funds) of eight diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

ALGER AMERICAN FUND:
              Alger American Growth Portfolio
              Alger American MidCap Growth Portfolio
              Alger American Small Capitalization Portfolio
CIGNA VARIABLE PRODUCTS GROUP:
              CIGNA Variable Products Money Market Fund
              CIGNA Variable Products S&P 500 Index Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
              Equity-Income Portfolio
              High Income Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
              Investment Grade Bond Portfolio
JANUS ASPEN SERIES:
              Short-Term Bond Portfolio*
              Worldwide Growth Portfolio
MFS VARIABLE INSURANCE TRUST:
              MFS Emerging Growth Series
              MFS Total Return Series
OCC ACCUMULATION TRUST:
              OCC Equity Portfolio
              OCC Managed Portfolio
              OCC Small Cap Portfolio
TEMPLETON VARIABLE PRODUCTS SERIES FUND:
              Templeton International Fund

* Not active. As of December 31, 1997, deposits not received.

2. SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

  A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

  B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.


  C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3. INVESTMENTS
    Total shares outstanding and cost of investments as of December 31, 1997 were:

---------------------------------------------------------------------------------------------
                                                                                    Cost of
Sub-Account                                                           Shares Held  Investments
---------------------------------------------------------------------------------------------
Alger American Growth Portfolio.....................................       1,174   $   48,972
Alger American MidCap Growth Portfolio..............................       1,591       33,333
Alger American Small Capitalization Portfolio.......................       2,059       79,649
CIGNA Variable Products Money Market Fund...........................      71,634       71,634
CIGNA Variable Products S&P 500 Index Fund..........................     850,292   12,130,775
Fidelity Equity-Income Portfolio....................................       7,531      156,441
Fidelity High Income Portfolio......................................      22,451      277,751
Fidelity Investment Grade Bond Portfolio............................     396,634    4,789,627
Janus Aspen Series Worldwide Growth Portfolio.......................      71,004    1,616,892
MFS Emerging Growth Series..........................................      19,152      272,658
MFS Total Return Series.............................................         220        3,347
OCC Equity Portfolio................................................       1,314       44,987
OCC Managed Portfolio...............................................       7,895      307,027
OCC Small Cap Portfolio.............................................      51,698    1,344,045
Templeton International Fund........................................      28,617      584,748
---------------------------------------------------------------------------------------------

    Total purchases and sales of shares of each mutual fund, for the periods noted, amounted to:

-------------------------------------------------------------------------------------------
                                                      Period from
                                                    Date Indicated*
                                                          to
                                                     December 31,
Sub-Account                                              1997        Purchases     Sales
-------------------------------------------------------------------------------------------
                                                    February 24,
Alger American Growth Portfolio...................  1997             $   50,826  $    1,917
                                                    February 24,
Alger American MidCap Growth Portfolio............  1997                 36,117       2,907
Alger American Small Capitalization Portfolio.....  March 31, 1997       84,309       4,870
CIGNA Variable Products Money Market Fund.........  January 1, 1997  18,468,057  19,007,614
                                                    February 24,
CIGNA Variable Products S&P 500 Index Fund........  1997             12,512,164     380,534
                                                    February 24,
Fidelity Equity-Income Portfolio..................  1997                166,701      10,569
                                                    January 29,
Fidelity High Income Portfolio....................  1997                294,464      16,953
                                                    January 29,
Fidelity Investment Grade Bond Portfolio..........  1997              4,827,069      37,552
                                                    February 24,
Janus Aspen Series Worldwide Growth Portfolio.....  1997              1,643,955      27,217
                                                    January 29,
MFS Emerging Growth Series........................  1997                289,720      17,292
                                                    February 24,
MFS Total Return Series...........................  1997                  3,696         357
                                                    February 24,
OCC Equity Portfolio..............................  1997                 53,438       8,517
                                                    January 29,
OCC Managed Portfolio.............................  1997                322,628      15,837
                                                    February 24,
OCC Small Cap Portfolio...........................  1997              1,352,012       7,991
                                                    February 24,
Templeton International Fund......................  1997                594,407       9,646
-------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

4. CHARGES AND DEDUCTIONS
    CG Life charges each variable sub-account for mortality and expense risks, a daily deduction currently equivalent to .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

    CG Life also charges each variable sub-account for administrative costs, a daily deduction currently equivalent to .10% per year during the first ten policy years only.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for mortality and expense risks and administrative fees, from variable sub-accounts, for the periods noted, amounted to:

-------------------------------------------------------------------------------------------------
                                                       Period from
                                                     Date Indicated*    Mortality
                                                            to             and       Asset Based
                                                       December 31,      Expense    Administrative
Sub-Account                                                1997         Risk Fees       Fees
-------------------------------------------------------------------------------------------------
                                                     February 24,
Alger American Growth Portfolio....................  1997               $      98     $      12
                                                     February 24,
Alger American MidCap Growth Portfolio.............  1997                     235            27
Alger American Small Capitalization Portfolio......  March 31, 1997           458            54
CIGNA Variable Products Money Market Fund..........  January 1, 1997       14,383         1,692
                                                     February 24,
CIGNA Variable Products S&P 500 Index Fund.........  1997                  56,017         6,590
                                                     February 24,
Fidelity Equity-Income Portfolio...................  1997                     844           100
Fidelity High Income Portfolio.....................  January 29, 1997       1,902           223
Fidelity Investment Grade Bond Portfolio...........  January 29, 1997      14,964         1,761
                                                     February 24,
Janus Aspen Series Worldwide Growth Portfolio......  1997                   5,061           595
MFS Emerging Growth Series.........................  January 29, 1997       1,753           206
                                                     February 24,
MFS Total Return Series............................  1997                      12             2
                                                     February 24,
OCC Equity Portfolio...............................  1997                     105            12
OCC Managed Portfolio..............................  January 29, 1997       1,768           208
                                                     February 24,
OCC Small Cap Portfolio............................  1997                   4,040           475
                                                     February 24,
Templeton International Fund.......................  1997                   1,987           233
-------------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

    CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the guideline annual premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

    CG Life charges a policy issue fee of $250 from the accumulation value for a portion of CG Life's administrative expenses.

    CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.


    CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the periods ended December 31, 1997.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    Policy issue fees, which are deducted from the initial premium payment, amounted to $106,750, all of which were deducted from the CIGNA Variable Products Money Market Fund. The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, all of which are included in participant withdrawals, for variable sub-accounts for the periods noted, amounted to:

------------------------------------------------------------------------------------------------
                                            Period from
                                          Date Indicated*                             Costs of
                                          to December 31,   Premium   Administrative  Insurance
Sub-Account                                    1997          Loads        Fees        Deduction
------------------------------------------------------------------------------------------------
                                          February 24,
Alger American Growth Portfolio.........  1997             $  11,863    $     275     $   1,493
Alger American MidCap Growth              February 24,
 Portfolio..............................  1997                    85          247         1,920
Alger American Small Capitalization
 Portfolio..............................  March 31, 1997          --          100         3,926
CIGNA Variable Products Money Market
 Fund...................................  January 1, 1997  2,857,919        9,775       127,739
CIGNA Variable Products S&P 500 Index     February 24,
 Fund...................................  1997                80,299       11,989       149,185
                                          February 24,
Fidelity Equity--Income Portfolio.......  1997                17,838          750         8,578
                                          January 29,
Fidelity High Income Portfolio..........  1997                 9,816        1,054        12,794
Fidelity Investment Grade Bond            January 29,
 Portfolio..............................  1997                18,004        1,658        23,808
Janus Aspen Series Worldwide Growth       February 24,
 Portfolio..............................  1997                32,574        1,518        17,719
                                          January 29,
MFS Emerging Growth Series..............  1997                10,643        1,375        14,170
                                          February 24,
MFS Total Return Series.................  1997                   513           58           535
                                          February 24,
OCC Equity Portfolio....................  1997                 3,221          429         5,655
                                          January 29,
OCC Managed Portfolio...................  1997                30,157        1,488        13,094
                                          February 24,
OCC Small Cap Portfolio.................  1997                 3,768          197         3,514
                                          February 24,
Templeton International Fund............  1997                27,966          737         7,586
------------------------------------------------------------------------------------------------

* Date deposits first received, with the exception of CIGNA Variable Products Money Market Fund (deposits first received December 24, 1996).

    For policies issued before April 30, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted. For policies issued after April 30, 1997, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise. No premium load refunds or partial surrender transaction charges were paid by CG Life or to CG Life, respectively, attributable to the variable sub-accounts, for the periods ended December 31, 1997.

5. DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

6. DIVERSIFICATION REQUIREMENTS (CONTINUED) a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations.

APPENDIX 1

ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance, assuming in separate illustrations both the Company's current charges and the Company's guaranteed charges under the Policies. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefits may be different. The illustrations also assume there are no Policy loans, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.

The amounts shown for the Accumulation Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross return. This is due to the daily charges made against the assets of the Sub-Accounts for assuming mortality and expense risks and for administrative expenses. The administrative expense charge is currently at an annual effective rate of 0.10% of the daily net asset value of the Variable Account during the first fifteen Policy Years, and is guaranteed not to exceed 0.30% per year. The current mortality and expense risk charges are equivalent to an annual effective rate of .70% of the daily net asset value of the Variable Account. After the fifteenth Policy Year, the mortality and expense risk charge is reduced to .25% on an annual basis of the daily net assets of the Variable Account. The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.90%. In addition, the net investment returns also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.85% of the daily net asset value of the Variable Account.

Assuming current charges for administration and mortality and expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of -1.65%, 4.35% and 10.35% during the first fifteen policy years and constant annual rates of -1.10%, 4.90% and 10.90% thereafter. Assuming guaranteed charges for administration and mortality and expense risks, gross annual rates of 0%, 6% and 12% correspond to net experience at constant annual rates of -2.05%, 3.95% and 9.95% in all policy years.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as Guaranteed Issue. Medically underwritten policies issued on a standard or substandard basis would result in different Accumulation Values and Death Benefits than those illustrated.

The illustrations also reflect the fact that the Company deducts a premium load from each Premium Payment. Current and guaranteed values reflect a deduction of 6.5% of each Premium Payment, plus an additional 45% of the first year's Premium Payments up to Target Premium and an additional 12% of the second through tenth years' Premium Payments up to Target Premium.

The Surrender Values shown in the illustrations reflect the fact that the Company will refund a portion of the sales load for any Policy surrendered during the first three years.

In addition, the illustrations reflect the fact that the Company deducts an $8 monthly administrative charge at the beginning of each Policy Month, as well as an initial $175 policy issue charge.

Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NON SMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES

                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%
         ACCUMULATED            IN YEARS 1-15                     IN YEARS 1-15                     IN YEARS 1-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------
   1         4,935     500,000    500,000     500,000      1,625      1,740       1,855      3,994      4,109       4,224
   2        10,117     500,000    500,000     500,000      4,864      5,300       5,751      6,418      6,855       7,306
   3        15,558     500,000    500,000     500,000      7,911      8,873       9,905      9,181     10,144      11,175
   4        21,270     500,000    500,000     500,000     10,798     12,490      14,375     10,798     12,490      14,375
   5        27,269     500,000    500,000     500,000     13,546     16,172      19,214     13,546     16,172      19,214
   6        33,567     500,000    500,000     500,000     16,166     19,930      24,472     16,166     19,930      24,472
   7        40,181     500,000    500,000     500,000     18,665     23,776      30,200     18,665     23,776      30,200
   8        47,125     500,000    500,000     500,000     21,042     27,710      36,447     21,042     27,710      36,447
   9        54,416     500,000    500,000     500,000     23,287     31,725      43,255     23,287     31,725      43,255
  10        62,072     500,000    500,000     500,000     25,378     35,801      50,663     25,378     35,801      50,663
  15       106,490     500,000    500,000     500,000     35,096     59,244     101,960     35,096     59,244     101,960
  20       163,180     500,000    500,000     500,000     37,843     83,012     184,358     37,843     83,012     184,358
  25       235,533     500,000    500,000     500,000     32,404    106,205     322,078     32,404    106,205     322,078
  30       327,876     500,000    500,000     595,697     11,581    123,124     561,478     11,581    123,124     561,478

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current mortality and expense risk charges and administrative expense charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES

                                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE                 SURRENDER VALUE
                          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%    GROSS 12%    GROSS 0%   GROSS 6%    GROSS 12%
                         NET        NET          NET         NET        NET          NET         NET        NET          NET
          PREMIUMS      -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%
         ACCUMULATED             IN YEARS 1-15                       IN YEARS 1-15                       IN YEARS 1-15
END OF       AT          NET        NET          NET         NET        NET          NET         NET        NET          NET
POLICY   5% INTEREST    -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%       -2.05%     3.95%        9.95%
 YEAR     PER YEAR           IN YEARS 16 AND AFTER               IN YEARS 16 AND AFTER               IN YEARS 16 AND AFTER
------   -----------   ---------------------------------   ---------------------------------   ---------------------------------
   1         4,935     500,000    500,000       500,000      1,512      1,624         1,736      3,881      3,993         4,105
   2        10,117     500,000    500,000       500,000      3,606      3,996         4,400      5,161      5,550         5,955
   3        15,558     500,000    500,000       500,000      5,532      6,334         7,199      6,803      7,604         8,470
   4        21,270     500,000    500,000       500,000      7,275      8,617        10,129      7,275      8,617        10,129
   5        27,269     500,000    500,000       500,000      8,833     10,841        13,198      8,833     10,841        13,198

   6        33,567     500,000    500,000       500,000     10,197     12,989        16,410     10,197     12,989        16,410
   7        40,181     500,000    500,000       500,000     11,337     15,024        19,745     11,337     15,024        19,745
   8        47,125     500,000    500,000       500,000     12,232     16,918        23,194     12,232     16,918        23,194
   9        54,416     500,000    500,000       500,000     12,854     18,632        26,738     12,854     18,632        26,738
  10        62,072     500,000    500,000       500,000     13,168     20,121        30,351     13,168     20,121        30,351

  15       106,490     500,000    500,000       500,000     12,209     26,295        52,988     12,209     26,295        52,988
  20       163,180           0    500,000       500,000          0     19,658        75,835          0     19,658        75,835
  25       235,533           0          0       500,000          0          0        89,380          0          0        89,380
  30       327,876           0          0       500,000          0          0        70,710          0          0        70,710

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NONSMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES

                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%
         ACCUMULATED            IN YEARS 1-15                     IN YEARS 1-15                     IN YEARS 1-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------
   1         4,935     500,000    500,000     500,000      1,625      1,740       1,855      3,994      4,109       4,224
   2        10,117     500,000    500,000     500,000      4,864      5,300       5,751      6,418      6,855       7,306
   3        15,558     500,000    500,000     500,000      7,911      8,873       9,905      9,181     10,144      11,175
   4        21,270     500,000    500,000     500,000     10,798     12,490      14,375     10,798     12,490      14,375
   5        27,269     500,000    500,000     500,000     13,546     16,172      19,214     13,546     16,172      19,214

   6        33,567     500,000    500,000     500,000     16,166     19,930      24,472     16,166     19,930      24,472
   7        40,181     500,000    500,000     500,000     18,665     23,776      30,200     18,665     23,776      30,200
   8        47,125     500,000    500,000     500,000     21,042     27,710      36,447     21,042     27,710      36,447
   9        54,416     500,000    500,000     500,000     23,287     31,725      43,255     23,287     31,725      43,255
  10        62,072     500,000    500,000     500,000     25,378     35,801      50,663     25,378     35,801      50,663

  15       106,490     500,000    500,000     500,000     35,096     59,244     101,960     35,096     59,244     101,960
  20       163,180     500,000    500,000     500,000     37,843     83,012     184,358     37,843     83,012     184,358
  25       235,533     500,000    500,000     514,033     32,404    106,205     322,042     32,404    106,205     322,042
  30       327,876     500,000    500,000     784,168     11,581    123,124     547,061     11,581    123,124     547,061

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    NON SMOKER    ISSUE AGE 45
                                  $4,935 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES

                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
         ACCUMULATED            IN YEARS 1-15                     IN YEARS 1-15                     IN YEARS 1-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         4,935     500,000    500,000     500,000      1,512      1,624       1,736      3,881      3,993       4,105
   2        10,117     500,000    500,000     500,000      3,606      3,996       4,400      5,161      5,550       5,955
   3        15,558     500,000    500,000     500,000      5,532      6,334       7,199      6,803      7,604       8,470
   4        21,270     500,000    500,000     500,000      7,275      8,617      10,129      7,275      8,617      10,129
   5        27,269     500,000    500,000     500,000      8,833     10,841      13,198      8,833     10,841      13,198

   6        33,567     500,000    500,000     500,000     10,197     12,989      16,410     10,197     12,989      16,410
   7        40,181     500,000    500,000     500,000     11,337     15,024      19,745     11,337     15,024      19,745
   8        47,125     500,000    500,000     500,000     12,232     16,918      23,194     12,232     16,918      23,194
   9        54,416     500,000    500,000     500,000     12,854     18,632      26,738     12,854     18,632      26,738
  10        62,072     500,000    500,000     500,000     13,168     20,121      30,351     13,168     20,121      30,351

  15       106,490     500,000    500,000     500,000     12,209     26,295      52,988     12,209     26,295      52,988
  20       163,180           0    500,000     500,000          0     19,658      75,835          0     19,658      75,835
  25       235,533           0          0     500,000          0          0      89,380          0          0      89,380
  30       327,876           0          0     500,000          0          0      70,710          0          0      70,710

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- CURRENT CHARGES


                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%
         ACCUMULATED            IN YEARS 1-15                     IN YEARS 1-15                     IN YEARS 1-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000      1,724      1,847       1,970      4,246      4,369       4,492
   2        10,771     500,000    500,000     500,000      5,148      5,612       6,091      6,803      7,267       7,746
   3        16,563     500,000    500,000     500,000      8,358      9,380      10,474      9,711     10,732      11,827
   4        22,645     500,000    500,000     500,000     11,394     13,187      15,185     11,394     13,187      15,185
   5        29,032     500,000    500,000     500,000     14,276     17,055      20,277     14,276     17,055      20,277

   6        35,737     500,000    500,000     500,000     17,017     20,998      25,804     17,017     20,998      25,804
   7        42,778     500,000    500,000     500,000     19,626     25,028      31,821     19,626     25,028      31,821
   8        50,171     500,000    500,000     500,000     22,101     29,144      38,377     22,101     29,144      38,377
   9        57,934     500,000    500,000     500,000     24,432     33,339      45,520     24,432     33,339      45,520
  10        66,084     500,000    500,000     500,000     26,595     37,592      53,287     26,595     37,592      53,287

  15       113,374     500,000    500,000     500,000     36,495     61,922     106,995     36,495     61,922     106,995
  20       173,729     500,000    500,000     500,000     38,586     86,073     193,092     38,586     86,073     193,092
  25       250,758     500,000    500,000     500,000     31,353    108,821     337,419     31,353    108,821     337,419
  30       349,070     500,000    500,000     625,239      6,899    123,862     589,314      6,899    123,862     589,314

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  GUIDELINE TEST -- GUARANTEED CHARGES


                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
         ACCUMULATED            IN YEARS 1-15                     IN YEARS 1-15                     IN YEARS 1-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000      1,588      1,706       1,825      4,110      4,228       4,347
   2        10,771     500,000    500,000     500,000      3,352      3,749       4,163      5,007      5,404       5,818
   3        16,563     500,000    500,000     500,000      4,906      5,697       6,554      6,259      7,049       7,907
   4        22,645     500,000    500,000     500,000      6,251      7,540       9,000      6,251      7,540       9,000
   5        29,032     500,000    500,000     500,000      7,362      9,246      11,477      7,362      9,246      11,477

   6        35,737     500,000    500,000     500,000      8,227     10,795      13,976      8,227     10,795      13,976
   7        42,778     500,000    500,000     500,000      8,818     12,146      16,465      8,818     12,146      16,465
   8        50,171     500,000    500,000     500,000      9,109     13,261      18,916      9,109     13,261      18,916
   9        57,934     500,000    500,000     500,000      9,062     14,087      21,282      9,062     14,087      21,282
  10        66,084     500,000    500,000     500,000      8,641     14,570      23,518      8,641     14,570      23,518

  15       113,374     500,000    500,000     500,000      3,232     13,971      35,703      3,232     13,971      35,703
  20       173,729           0          0     500,000          0          0      38,382          0          0      38,382
  25       250,758           0          0     500,000          0          0      11,730          0          0      11,730
  30       349,070           0          0           0          0          0           0          0          0           0

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return, Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- CURRENT CHARGES


                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%      -1.65%     4.35%      10.35%
         ACCUMULATED            IN YEARS 1-15                     IN YEARS 1-15                     IN YEARS 1-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%      -1.10%     4.90%      10.90%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000      1,724      1,847       1,970      4,246      4,369       4,492
   2        10,771     500,000    500,000     500,000      5,148      5,612       6,091      6,803      7,267       7,746
   3        16,563     500,000    500,000     500,000      8,358      9,380      10,474      9,711     10,732      11,827
   4        22,645     500,000    500,000     500,000     11,394     13,187      15,185     11,394     13,187      15,185
   5        29,032     500,000    500,000     500,000     14,276     17,055      20,277     14,276     17,055      20,277

   6        35,737     500,000    500,000     500,000     17,017     20,998      25,804     17,017     20,998      25,804
   7        42,778     500,000    500,000     500,000     19,626     25,028      31,821     19,626     25,028      31,821
   8        50,171     500,000    500,000     500,000     22,101     29,144      38,377     22,101     29,144      38,377
   9        57,934     500,000    500,000     500,000     24,432     33,339      45,520     24,432     33,339      45,520
  10        66,084     500,000    500,000     500,000     26,595     37,592      53,287     26,595     37,592      53,287

  15       113,374     500,000    500,000     500,000     36,495     61,922     106,995     36,495     61,922     106,995
  20       173,729     500,000    500,000     500,000     38,586     86,073     193,092     38,586     86,073     193,092
  25       250,758     500,000    500,000     530,280     31,353    108,821     337,255     31,353    108,821     337,255
  30       349,070     500,000    500,000     811,972      6,899    123,862     571,405      6,899    123,862     571,405

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  UNISEX    UNISMOKER*    ISSUE AGE 45
                                  (*BLENDED SMOKER/NON-SMOKER RATES)
                                  $5,254 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION B
                                  CASH VALUE TEST -- GUARANTEED CHARGES


                                DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
                         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                       GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
                         NET        NET         NET        NET        NET         NET        NET        NET         NET
          PREMIUMS      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
         ACCUMULATED            IN YEARS 1-15                     IN YEARS 1-15                     IN YEARS 1-15
END OF       AT          NET        NET         NET        NET        NET         NET        NET        NET         NET
POLICY   5% INTEREST    -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%      -2.05%     3.95%       9.95%
 YEAR     PER YEAR          IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER             IN YEARS 16 AND AFTER
------   -----------   -------------------------------   -------------------------------   -------------------------------

   1         5,254     500,000    500,000     500,000      1,588      1,706       1,825      4,110      4,228       4,347
   2        10,117     500,000    500,000     500,000      3,352      3,749       4,163      5,007      5,404       5,818
   3        16,563     500,000    500,000     500,000      4,906      5,697       6,554      6,259      7,049       7,907
   4        22,645     500,000    500,000     500,000      6,251      7,540       9,000      6,251      7,540       9,000
   5        29,032     500,000    500,000     500,000      7,362      9,246      11,477      7,362      9,246      11,477

   6        35,737     500,000    500,000     500,000      8,227     10,795      13,976      8,227     10,795      13,976
   7        42,778     500,000    500,000     500,000      8,818     12,146      16,465      8,818     12,146      16,465
   8        50,171     500,000    500,000     500,000      9,109     13,261      18,916      9,109     13,261      18,916
   9        57,934     500,000    500,000     500,000      9,062     14,087      21,282      9,062     14,087      21,282
  10        66,084     500,000    500,000     500,000      8,641     14,570      23,518      8,641     14,570      23,518

  15       113,374     500,000    500,000     500,000      3,232     13,971      35,703      3,232     13,971      35,703
  20       173,729           0          0     500,000          0          0      38,382          0          0      38,382
  25       250,758           0          0     500,000          0          0      11,730          0          0      11,730
  30       349,070           0          0           0          0          0           0          0          0           0

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load are assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges and (2) assumed Fund total expenses of 0.85% per year. See "Expense Data" at pages 10-11 of this Prospectus.

 [LOGO]

                                                                   557003 (9/96)

                        FEES AND CHARGES REPRESENTATION

    The Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 6 to this registration statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       Two prospectuses, consisting of 71 and 72 pages, respectively; The Fees and Charges Representation;
       The undertaking to file reports;
       The signatures and Power of Attorney;
       Opinion and consent of Mark A. Parsons, Esq.;


       Consent of Price Waterhouse LLP, Independent Accountants


Exhibit 1. Principal Underwriting Agreement between
           Connecticut General Life Insurance Company and
           CIGNA Financial Services, Inc. dated as of
           December 1, 1997.****
Exhibit 2. Fund Participation Agreements
           Agreements between Connecticut General Life
           Insurance Company and
           (a) Alger American Fund
           Incorporated by reference to Post-Effective
           Amendment No. 2 to Registration Statement on Form
               S-6 (File No. 33-84426) filed by CG Variable
               Life Insurance Separate Account I on April 19,
               1996.
           (b) Fidelity Variable Products Fund*
           (c) Fidelity Variable Products Fund II*
           (d) MFS Variable Insurance Trust*
           (e) OCC Accumulation Trust*
           (f) Templeton Variable Product Series Fund*
           (g) CIGNA Variable Products Group**
           (h) Janus Aspen Series Trust***
           (i) BT Insurance Funds Trust
Exhibit 3. Form LN621 -- Flexible Premium Variable Life
           Insurance Policy
           * -- Incorporated by reference to Post-Amendment
           No. 1 to Registration Statement on Form S-6 (File
                No. 33-89238) filed by CG Variable Life
                Insurance Separate Account II on April 19,
                1996.
           ** -- Incorporated by reference to Post-Effective
           Amendment No. 1 to this Registration Statement
                 filed on April 22, 1997.
           *** -- Incorporated by reference to Post-Effective
           Amendment No. 2 to this Registration Statement
                  filed on October 31, 1997.
           **** -- Incorporated by reference to
           Post-Effective Amendment No. 3 to this
           Registration Statement filed on December 29, 1997.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form S-6 (File No. 333-01741) to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Bloomfield and State of Connecticut on the 20th day of April, 1998.



    Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


      CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
       (REGISTRANT)

       By /s/ IAN A. GLEW
       --------------------------------------------------
        Ian A. Glew
        Senior Vice President
        Connecticut General Life Insurance Company

      CONNECTICUT GENERAL LIFE INSURANCE COMPANY
       (DEPOSITOR)

       By /s/ IAN A. GLEW
       --------------------------------------------------
        Ian A. Glew
        Senior Vice President

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-01741) has been signed below on April 20, 1998 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                      SIGNATURE                                        TITLE
------------------------------------------------------  ------------------------------------

                         /s/                    *
     -------------------------------------------        President and Director
                   Thomas C. Jones                       (Principal Executive Officer)

                         /s/ JOHN WILKINSON
     -------------------------------------------        Vice President and Actuary
                    John Wilkinson                       (Principal Financial Officer)

                         /s/                    *
     -------------------------------------------        Assistant Vice President
                Dominic A. DellaVolpe                    (Principal Accounting Officer)

                         /s/                    *
     -------------------------------------------        Director
                   Harold W. Albert

                         /s/                    *
     -------------------------------------------        Director
                  Robert W. Burgess

                         /s/                    *
     -------------------------------------------        Director
                     John G. Day

                         /s/                    *
     -------------------------------------------        Director
                 Joseph M. Fitzgerald

                         /s/                    *
     -------------------------------------------        Director
                   H. Edward Hanway

                         /s/                    *
     -------------------------------------------        Director
                    Carol M. Olsen

                         /s/                    *
     -------------------------------------------        Director
                     John E. Pacy

                         /s/                    *
     -------------------------------------------        Director
                  Marc L. Preminger

                      SIGNATURE                                        TITLE
------------------------------------------------------  ------------------------------------
                         /s/                    *
     -------------------------------------------        Director
                 Patricia L. Rowland

                         /s/                    *
     -------------------------------------------        Director
               W. Allen Schaffer, M.D.

          By             /s/ JOHN WILKINSON
     -------------------------------------------
                    John Wilkinson
                   ATTORNEY-IN-FACT
            (A Majority of the Directors)

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Connecticut General Life Insurance Company, hereby severally constitute and appoint John Wilkinson and Mark A. Parsons, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 333-01741 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.

    WITNESS our hands and common seal on this 12th day of March, 1998.

             SIGNATURE                         TITLE
-----------------------------------  -------------------------

        /S/ THOMAS C. JONES
-----------------------------------  President (Principal
          Thomas C. Jones             Executive Officer)

        /S/ JOHN WILKINSON           Vice President and
-----------------------------------   Actuary (Principal
          John Wilkinson              Financial Officer)

     /S/ DOMINIC A. DELLAVOLPE       Assistant Vice President
-----------------------------------   (Principal Accounting
       Dominic A. DellaVolpe          Officer)

       /S/ HAROLD W. ALBERT
-----------------------------------  Director
         Harold W. Albert

       /S/ ROBERT W. BURGESS
-----------------------------------  Director
         Robert W. Burgess

          /S/ JOHN G. DAY
-----------------------------------  Director
            John G. Day

     /S/ JOSEPH M. FITZGERALD
-----------------------------------  Director
       Joseph M. Fitzgerald

       /S/ H. EDWARD HANWAY
-----------------------------------  Director
         H. Edward Hanway

        /S/ CAROL M. OLSEN
-----------------------------------  Director
          Carol M. Olsen

          /S/JOHN E. PACY
-----------------------------------  Director
           John E. Pacy

       /S/ MARC L. PREMINGER
-----------------------------------  Director
         Marc L. Preminger

      /S/ PATRICIA L. ROWLAND
-----------------------------------  Director
        Patricia L. Rowland

    /S/ W. ALLEN SCHAFFER, M.D.
-----------------------------------  Director
      W. Allen Schaffer, M.D.

MARK A. PARSONS
CHIEF COUNSEL                           [LOGO]

                                                            Legal Department,
                                                            S-215
                                                            Hartford, CT
                                                            06152-2215
                                                            Telephone: (860)
                                                            726-7673
                                                            Facsimile: (860)
                                                            572-8885


April 22, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:    CG Corporate Insurance Variable Life Separate Account 02
       Connecticut General Life Insurance Company

       Post-Effective Amendment Number 6, Form S-6: 333-01741


Dear Sirs:

As Chief Counsel of the CIGNA Retirement and Investment Services Division of the CIGNA Companies, I am familiar with the actions of the Board of Directors of Connecticut General Life Insurance Company (the "Company"), establishing the Account and its method of operation and authorizing the filing of a Registration Statement under the Securities Act of 1933, (and amendments thereto) for the securities to be issued by the Account and the Investment Company Act of 1940 for the Account itself.


In the course of preparing this opinion, I have reviewed the Certificate of Incorporation and the By-Laws of the Company, the Board actions with respect to the Account, and such other matters as I deemed necessary or appropriate. Based on such review, I am of the opinion that the variable life insurance policies (and interests therein) which are the subject of Post-Effective Amendment No. 6 to said Registration Statement under the Securities Act of 1933 for the Account, will, when issued, be legally issued and will represent binding obligations of the Company, the depositor for the Account.



I further consent to the use of this opinion as an Exhibit to Post-Effective Amendment No. 6 to said Registration Statement and to the reference to me under the heading Experts in said Registration Statement, as amended.


Very truly yours,

Mark A. Parsons
Chief Counsel

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in the Prospectuses constituting part of this Post-Effective Amendment No. 6 to the registration statement of the CG Corporate Insurance Variable Life Separate Account 02 on Form S-6 of our reports dated February 10, 1998 and February 20, 1998, relating to the consolidated financial statements of Connecticut General Life Insurance Company and the financial statements of CG Corporate Insurance Variable Life Separate Account 02 of Connecticut General Life Insurance Company, respectively, which appear in such Prospectuses. We also consent to the reference to us under the heading "Experts" in such Prospectuses.



PRICE WATERHOUSE LLP
Hartford, Connecticut
April 21, 1998